2005

Nationwide® Variable Account-II

December 31, 2005

Annual Report

Nationwide Life Insurance Company
Home Office: Columbus, Ohio

APO–725–12/05

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2) 4,011,147 shares (cost $44,928,480)	$49,176,663
AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2) 474,182 shares (cost $10,674,432)	11,584,276
AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2) 998,432 shares (cost $13,546,485)	15,895,032
Alger American Balanced Portfolio – Class S (AlgerBal) 30,059 shares (cost $406,061)	439,161
Alger American MidCap Growth Portfolio – Class S (AlgMidCapGr) 19,034 shares (cost $402,659)	413,039
Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB) 900,507 shares (cost $19,405,500)	22,197,492
Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB) 495,433 shares (cost $7,413,379)	8,417,406
American Century VP – Balanced Fund – Class I (ACVPBal) 12,597,315 shares (cost $85,420,414)	94,479,866
American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 13,831,479 shares (cost $119,355,097)	129,324,331
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 5,730,616 shares (cost $35,159,935)	43,036,929
American Century VP – Income & Growth Fund – Class II (ACVPIncGr2) 1,946,275 shares (cost $13,086,681)	14,597,062
American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 7,730,929 shares (cost $80,663,106)	79,319,335
American Century VP – International Fund – Class I (ACVPInt) 8,138,036 shares (cost $51,288,988)	66,976,033
American Century VP – International Fund – Class II (ASVPInt2) 372,184 shares (cost $2,478,065)	3,059,350
American Century VP – International Fund – Class III (ASVPInt3) 3,512,470 shares (cost $20,523,244)	28,907,627
American Century VP – International Fund – Class IV (ACVPInt4) 1,174,512 shares (cost $8,121,825)	9,654,491
American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2) 462,299 shares (cost $5,383,142)	5,404,278
American Century VP – Ultra® Fund – Class I (ACVPUltra) 733,182 shares (cost $7,173,545)	7,610,432
American Century VP – Ultra® Fund – Class II (ACVPUltra2) 1,508,825 shares (cost $14,432,649)	15,586,159
American Century VP – Value Fund – Class I (ACVPVal) 18,830,840 shares (cost $133,262,802)	154,412,885
American Century VP – Value Fund – Class II (ACVPVal2) 8,915,970 shares (cost $70,996,094)	73,021,792
American Century VP – Vista(SM) Fund – Class II (ACVPVista2) 83,273 shares (cost $1,164,773)	1,205,787
American VIS – Growth Fund – Class 1 (AmerGro) 364,344 shares (cost $20,209,482)	21,627,489
American VIS – High-Income Bond Fund – Class 1 (AmerHiInc) 154,905 shares (cost $1,930,450)	1,922,371
American VIS – U.S. Government/AAA-Rated Securities Fund – Class 1 (AmerUSGvt) 204,297 shares (cost $2,489,552)	2,433,180

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Charles Schwab Money Market Portfolio (ChScMM) 11,300,638 shares (cost $11,300,638)	$11,300,638
Credit Suisse Trust – Global Small Cap Portfolio (CSTGSmCp) 399,616 shares (cost $3,729,699)	5,175,026
Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 3,745,855 shares (cost $32,197,070)	43,826,509
Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr) 6,611,366 shares (cost $76,751,132)	98,443,245
Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 3,167,364 shares (cost $46,134,737)	52,799,955
Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) 3,645,260 shares (cost $114,261,182)	95,068,386
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 18,592,815 shares (cost $496,842,420)	591,623,360
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStkIxS) 2,928,466 shares (cost $85,834,789)	93,213,069
Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 1,439,158 shares (cost $45,388,944)	53,407,141
Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVIFAppS) 653,790 shares (cost $22,799,814)	24,137,931
Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS) 120,538 shares (cost $4,699,926)	5,244,612
Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 1,658,999 shares (cost $31,433,549)	36,199,347
Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 119,207 shares (cost $2,260,161)	2,536,725
Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 540,095 shares (cost $2,935,675)	3,170,358
Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 1,861,457 shares (cost $21,619,650)	21,034,463
Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 4,288,647 shares (cost $49,311,890)	48,247,281
Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 37,368,751 shares (cost $862,980,324)	952,529,457
Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 4,991,980 shares (cost $114,448,695)	125,648,136
Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 25,314,547 shares (cost $1,057,879,226)	853,100,226
Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 1,475,796 shares (cost $45,592,401)	49,129,251
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 27,751,925 shares (cost $180,028,539)	171,229,380
Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 7,985,993 shares (cost $108,255,837)	164,591,306
Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR) 3,018,500 shares (cost $43,059,546)	62,120,734
Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 414,592 shares (cost $6,667,706)	8,474,257
Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 1,702,444 shares (cost $27,926,311)	34,593,659
Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 21,920,371 shares (cost $340,712,475)	329,682,382
Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon) 24,255,575 shares (cost $564,839,757)	752,650,502
Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 7,483,041 shares (cost $192,003,363)	229,654,527

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 1,277,875 shares (cost $16,262,595)	$16,203,460
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2 (FidVIPIGBdS2) 5,133,901 shares (cost $65,505,689)	64,533,140
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 2,212,399 shares (cost $28,896,181)	38,363,005
Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 4,213,933 shares (cost $118,079,986)	146,097,062
Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 1,240,956 shares (cost $16,299,612)	17,336,159
Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 1,644,212 shares (cost $21,283,193)	23,051,848
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 843,099 shares (cost $8,919,159)	9,071,749
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 1,438,394 shares (cost $15,472,949)	15,908,643
Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 621,608 shares (cost $6,728,717)	6,999,310
Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2 (FidVIPNtRsS2) 764,430 shares (cost $14,032,341)	14,440,084
Financial Investors VIT – First Horizon Capital Appreciation Portfolio (FICapAp) 4,324 shares (cost $53,815)	55,126
Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq) 64,670 shares (cost $612,293)	603,374
Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 6,862,692 shares (cost $113,928,944)	122,430,424
Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 2,701,226 shares (cost $39,503,857)	45,353,583
Franklin Templeton VIP – Templeton Developing Markets Securites Fund – Class 3 (FrVIPDevMrk3) 683,935 shares (cost $6,782,027)	7,454,892
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 706,038 shares (cost $8,976,813)	11,028,318
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 2,512,780 shares (cost $35,044,017)	39,199,365
Franklin Templeton VIP – Templeton Global Income Securites Fund – Class 3 (FrVIPGlInc3) 345,711 shares (cost $4,893,285)	4,902,180
Gartmore GVIT Dreyfus International Value Fund – Class II (GVITIntVal2) 172,180 shares (cost $2,389,843)	2,847,860
Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3) 1,441,425 shares (cost $21,200,831)	23,870,001
Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6) 2,273,310 shares (cost $35,220,953)	37,646,007
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap) 8,106,051 shares (cost $122,596,935)	140,721,051
Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts) 94,784 shares (cost $823,692)	1,239,780
Gartmore GVIT Emerging Markets Fund – Class II (GVITEmMrkts2) 451,702 shares (cost $4,932,863)	5,881,154
Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3) 3,460,460 shares (cost $40,036,577)	45,262,822
Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6) 2,101,799 shares (cost $24,353,409)	27,470,515
Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc) 3,071,642 shares (cost $24,982,072)	23,866,656
Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3) 2,219,964 shares (cost $17,551,547)	17,226,922

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT Global Financial Services Fund – Class II (GVITGlFin2) 133,428 shares (cost $1,615,956)	$1,683,858
Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3) 292,193 shares (cost $3,649,476)	3,702,082
Gartmore GVIT Global Health Sciences Fund – Class II (GVITGlHlth2) 249,923 shares (cost $2,605,620)	2,566,708
Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3) 836,511 shares (cost $8,825,388)	8,666,253
Gartmore GVIT Global Health Sciences Fund – Class VI (GVITGlHlth6) 995,248 shares (cost $10,632,135)	10,290,863
Gartmore GVIT Global Technology and Communications Fund – Class I (GVITGlTech) 159,290 shares (cost $547,610)	613,267
Gartmore GVIT Global Technology and Communications Fund – Class II (GVITGlTech2) 410,603 shares (cost $1,627,931)	1,576,716
Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3) 1,141,539 shares (cost $4,154,920)	4,429,171
Gartmore GVIT Global Technology and Communications Fund – Class VI (GVITGlTech6) 926,320 shares (cost $3,312,738)	3,557,070
Gartmore GVIT Global Utilities Fund – Class II (GVITGlUtl2) 88,759 shares (cost $843,503)	902,682
Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3) 617,996 shares (cost $6,877,058)	6,285,016
Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 24,097,753 shares (cost $292,078,443)	278,088,070
Gartmore GVIT Growth Fund – Class I (GVITGrowth) 6,301,718 shares (cost $60,132,657)	72,154,674
Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2) 38,121,036 shares (cost $422,025,105)	456,308,803
Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2) 11,592,523 shares (cost $120,100,746)	119,055,209
Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 80,004,062 shares (cost $868,183,764)	912,046,310
Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2) 67,859,130 shares (cost $751,260,482)	803,452,100
Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2) 24,043,359 shares (cost $255,570,553)	262,313,041
Gartmore GVIT International Growth Fund – Class I (GVITIntGro) 15,865 shares (cost $95,091)	146,120
Gartmore GVIT International Growth Fund – Class III (GVITIntGro3) 1,383,010 shares (cost $10,629,825)	12,751,351
Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal) 249,207 shares (cost $2,467,589)	2,499,541
Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr) 588,361 shares (cost $13,638,118)	15,973,989
Gartmore GVIT Mid Cap Growth Fund – Class II (GVITMdCpGr2) 991,347 shares (cost $23,994,711)	26,825,861
Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 403,752,849 shares (cost $403,752,849)	403,752,849
Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund) 30,381,823 shares (cost $339,949,400)	360,024,601
Gartmore GVIT Nationwide® Fund – Class II (GVITNWFund2) 1,888,134 shares (cost $20,962,729)	22,317,744
Gartmore GVIT Nationwide® Leaders Fund – Class III (GVITLead3) 343,795 shares (cost $4,692,769)	4,438,390
Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr) 931,157 shares (cost $13,059,088)	14,805,395

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2) 854,555 shares (cost $11,853,589)	$13,450,699
Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal) 10,185,254 shares (cost $104,880,771)	117,435,980
Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2) 2,898,948 shares (cost $34,853,666)	33,134,973
Gartmore GVIT Small Company Fund – Class I (GVITSmComp) 9,097,259 shares (cost $175,122,019)	207,235,553
Gartmore GVIT Small Company Fund – Class II (GVITSmComp2) 2,738,191 shares (cost $63,088,809)	61,691,454
Gartmore GVIT U.S. Growth Leaders Fund – Class II (GVITUSGro2) 1,772,808 shares (cost $19,381,696)	19,057,686
Gartmore GVIT U.S. Growth Leaders Fund – Class III (GVITUSGro3) 904,348 shares (cost $10,023,232)	9,821,216
Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 5,546,758 shares (cost $54,400,385)	54,191,826
Gartmore GVIT Van Kampen Value Fund – Class II (GVITVal2) 5,249,533 shares (cost $57,484,891)	60,369,631
Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3) 234,915 shares (cost $2,794,051)	2,992,819
Janus AS – Balanced Portfolio – Service Shares (JanBal) 433,644 shares (cost $10,400,546)	11,543,607
Janus AS – Forty Portfolio – Service Shares (JanForty) 1,429,910 shares (cost $28,819,898)	39,251,023
Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2) 1,300,892 shares (cost $4,557,389)	5,242,595
Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 1,286,491 shares (cost $4,742,590)	5,094,506
Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2) 729,932 shares (cost $19,633,430)	25,824,987
Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 399,055 shares (cost $9,781,912)	14,034,757
Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 216,533 shares (cost $2,862,699)	2,698,004
JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 1,024,974 shares (cost $27,035,022)	28,535,286
MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 2,640,014 shares (cost $23,082,387)	25,660,932
MFS® VIT – Value Series – Service Class (MFSValS) 2,133,842 shares (cost $25,111,941)	26,566,331
MTB Group of Funds – Aggressive Growth II (MTBAggGr2) 11,204 shares (cost $118,973)	120,557
MTB Group of Funds – Conservative Growth II (MTBConGr2) 3,677 shares (cost $37,414)	37,362
MTB Group of Funds – Large Cap Growth Fund II (MTBLgCapGr2) 91,603 shares (cost $896,612)	923,358
MTB Group of Funds – Large Cap Value Fund II (MTBLgCapV2) 94,160 shares (cost $974,705)	1,038,584
MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares (MTBModGr2) 710,562 shares (cost $7,499,039)	7,389,841
Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc) 383,598 shares (cost $5,025,218)	5,431,745
Neuberger Berman AMT – Growth Portfolio® – I Class (NBAMTGro) 11,270,216 shares (cost $110,460,667)	155,416,276
Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard) 1,195,069 shares (cost $15,554,263)	20,913,716

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt) 811,550 shares (cost $9,193,903)	$9,478,908
Neuberger Berman AMT – Limited Maturity Bond Portfolio® – I Class (NBAMTLMat) 9,243,135 shares (cost $122,713,563)	116,833,230
Neuberger Berman AMT – Mid Cap Growth Portfolio® – S Class (NBAMTMCGrS) 396,184 shares (cost $6,334,584)	7,967,263
Neuberger Berman AMT – Partners Portfolio® – I Class (NBAMTPart) 10,525,017 shares (cost $153,393,993)	225,340,604
Neuberger Berman AMT – Regency Portfolio® – S Class (NBAMTRegS) 240,994 shares (cost $3,862,572)	3,990,867
Neuberger Berman AMT – Socially Responsive Portfolio® – I Class (NBAMSocRes) 2,219,803 shares (cost $31,193,363)	33,097,256
Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro) 586,867 shares (cost $24,060,225)	28,985,345
Oppenheimer Balanced Fund/VA – Initial Class (OppBal) 9,094,012 shares (cost $143,275,307)	155,234,785
Oppenheimer Bond Fund/VA – Initial Class (OppBdFd) 12,102,675 shares (cost $131,738,997)	135,428,937
Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp) 3,161,224 shares (cost $98,967,277)	121,770,348
Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 1,597,115 shares (cost $56,187,849)	61,057,718
Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 2,989,249 shares (cost $72,638,565)	100,289,288
Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 2,216,333 shares (cost $62,155,679)	73,471,438
Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec) 9,472,483 shares (cost $169,772,417)	316,191,466
Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 666,323 shares (cost $17,241,570)	22,095,282
Oppenheimer High Income Fund/VA – Service Class (OppHighIncS) 4,708,445 shares (cost $38,687,785)	39,503,858
Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt) 1,336,959 shares (cost $23,816,136)	29,132,329
Oppenheimer Main Street Fund®/VA – Service Class (OppMStS) 2,576,598 shares (cost $50,960,171)	55,731,806
Oppenheimer Main Street Small Cap Fund®/VA – Service Class (OppMStSCapS) 1,237,094 shares (cost $18,123,013)	21,104,821
Pioneer Small Cap Value II VCT Portfolio – Class I (PioSmCapV) 53,054 shares (cost $1,085,867)	1,237,749
Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 339,188 shares (cost $8,143,125)	8,937,607
Putnam VT International Equity Fund – IB Shares (PVTIntEq) 91,397 shares (cost $1,195,804)	1,486,109
Putnam VT Voyager II Fund – IB Shares (PVTVoyII) 121,084 shares (cost $3,149,196)	3,456,936
T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 699,824 shares (cost $6,447,894)	6,676,323
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 623,566 shares (cost $13,882,094)	13,568,789
T. Rowe Price Limited Term Bond Fund – II (TRowLtdTBd2) 608,892 shares (cost $2,988,454)	2,977,481
Van Eck WIT – Worldwide Bond Fund – Class R1 (VEWrldBdR1) 582,236 shares (cost $7,229,985)	6,998,481
Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd) 2,246,205 shares (cost $27,910,558)	27,021,843

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 725,122 shares (cost $11,571,000)	$14,422,682
Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,980,347 shares (cost $23,542,788)	39,428,699
Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,044,774 shares (cost $22,296,827)	28,971,590
Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 1,803,754 shares (cost $24,476,871)	50,036,138
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 1,804,643 shares (cost $20,645,000)	20,681,211
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 1,386,369 shares (cost $11,847,437)	12,532,778
Van Kampen UIF – Emerging Markets Debt Portfolio – Class II (VKEmMkt2) 286,134 shares (cost $2,521,897)	2,578,064
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 7,957,467 shares (cost $115,424,143)	183,658,331
Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUSRealEst2) 3,001,885 shares (cost $55,099,261)	68,803,196
Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) 72,124 shares (cost $778,262)	859,718
Wells Fargo Advantage Variable Trust Discovery Fund (WFDisc) 4,933,716 shares (cost $53,955,836)	70,749,481
Wells Fargo Advantage Variable Trust Opportunity Fund (WFTrustOp) 15,430,013 shares (cost $300,595,314)	373,714,905
Wells Fargo Variable Trust – Large Company Growth Fund (WFLrgCoGro) 14,713 shares (cost $127,857)	137,864
Wells Fargo Variable Trust – Money Market Fund (WFMnMrkt) 10,573 shares (cost $10,573)	10,573
Wells Fargo Variable Trust – Total Return Bond Fund (WFTotRetBd) 2,172 shares (cost $21,287)	21,417

Total investments	13,950,605,371
Accounts receivable	–

Total assets	13,950,605,371

Accounts payable	443,403

Contract owners’ equity (note 4)	$13,950,161,968

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlGrIncB	AlSmMdCpB
Reinvested dividends	$211,176,329	–	–	–	5,069	–	286,030	46,706
Mortality and expense risk charges (note 2)	(187,005,390)	(708,763)	(190,108)	(216,893)	(3,466)	(3,417)	(356,358)	(131,320)

Net investment income (loss)	24,170,939	(708,763)	(190,108)	(216,893)	1,603	(3,417)	(70,328)	(84,614)

Proceeds from mutual fund shares sold	2,640,104,566	6,129,968	8,396,744	1,246,818	3,808	257,149	3,528,093	1,660,722
Cost of mutual fund shares sold	(2,638,809,177)	(4,866,887)	(7,993,561)	(1,120,633)	(3,745)	(238,050)	(2,949,578)	(1,283,995)

Realized gain (loss) on investments	1,295,389	1,263,081	403,183	126,185	63	19,099	578,515	376,727
Change in unrealized gain (loss) on investments	600,232,308	883,898	299,434	1,204,267	29,888	(12,097)	112,602	(256,267)

Net gain (loss) on investments	601,527,697	2,146,979	702,617	1,330,452	29,951	7,002	691,117	120,460

Reinvested capital gains	214,630,863	606,132	–	–	–	10,437	–	363,533

Net increase (decrease) in contract owners’ equity resulting from operations	$840,329,499	2,044,348	512,509	1,113,559	31,554	14,022	620,789	399,379

Investment activity:	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ASVPInt2	ASVPInt3
Reinvested dividends	$1,945,173	–	991,818	254,337	3,190,057	844,706	31,492	319,136
Mortality and expense risk charges (note 2)	(1,372,861)	(1,625,651)	(629,402)	(220,659)	(1,091,710)	(919,046)	(43,174)	(361,580)

Net investment income (loss)	572,312	(1,625,651)	362,416	33,678	2,098,347	(74,340)	(11,682)	(42,444)

Proceeds from mutual fund shares sold	22,026,822	21,290,379	14,927,965	2,526,938	9,026,986	17,305,660	501,249	4,445,567
Cost of mutual fund shares sold	(21,438,047)	(26,114,996)	(11,010,770)	(2,086,723)	(8,868,420)	(14,214,577)	(445,219)	(3,135,191)

Realized gain (loss) on investments	588,775	(4,824,617)	3,917,195	440,215	158,566	3,091,083	56,030	1,310,376
Change in unrealized gain (loss) on investments	2,206,146	29,279,148	(2,904,435)	(44,154)	(2,307,629)	4,189,377	276,496	1,756,958

Net gain (loss) on investments	2,794,921	24,454,531	1,012,760	396,061	(2,149,063)	7,280,460	332,526	3,067,334

Reinvested capital gains	41,324	–	–	–	35,728	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,408,557	22,828,880	1,375,176	429,739	(14,988)	7,206,120	320,844	3,024,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	ACVPInt4	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2	AmerGro
Reinvested dividends	$67,920	34,652	–	–	1,565,147	339,612	–	180,998
Mortality and expense risk charges (note 2)	(121,268)	(27,766)	(97,202)	(224,691)	(2,257,477)	(916,098)	(6,065)	(262,350)

Net investment income (loss)	(53,348)	6,886	(97,202)	(224,691)	(692,330)	(576,486)	(6,065)	(81,352)

Proceeds from mutual fund shares sold	1,009,390	59,554	4,294,928	1,707,698	38,730,773	4,980,543	474,951	2,153,690
Cost of mutual fund shares sold	(846,410)	(56,489)	(3,814,834)	(1,618,691)	(35,802,727)	(4,260,086)	(465,482)	(2,067,785)

Realized gain (loss) on investments	162,980	3,065	480,094	89,007	2,928,046	720,457	9,469	85,905
Change in unrealized gain (loss) on investments	919,283	21,137	(329,244)	315,814	(14,682,796)	(2,565,260)	41,014	2,849,534

Net gain (loss) on investments	1,082,263	24,202	150,850	404,821	(11,754,750)	(1,844,803)	50,483	2,935,439

Reinvested capital gains	–	117,241	–	–	18,109,229	4,761,593	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,028,915	148,329	53,648	180,130	5,662,149	2,340,304	44,418	2,854,087

Investment activity:	AmerHiInc	AmerUSGvt	ChScMM	CSTGSmCp	CSTIntFoc	CSTSmCapGr	DrySmCapIxS	DrySRGro
Reinvested dividends	$114,719	96,105	235,330	–	388,136	–	–	–
Mortality and expense risk charges (note 2)	(22,460)	(31,575)	(84,847)	(73,413)	(602,367)	(1,491,380)	(705,491)	(1,361,604)

Net investment income (loss)	92,259	64,530	150,483	(73,413)	(214,231)	(1,491,380)	(705,491)	(1,361,604)

Proceeds from mutual fund shares sold	2,020,339	212,056	12,204,062	1,723,168	11,393,794	32,640,559	15,607,379	24,712,695
Cost of mutual fund shares sold	(2,005,968)	(215,451)	(12,204,062)	(1,404,615)	(8,788,285)	(27,729,074)	(12,965,977)	(37,854,045)

Realized gain (loss) on investments	14,371	(3,395)	–	318,553	2,605,509	4,911,485	2,641,402	(13,141,350)
Change in unrealized gain (loss) on investments	(79,590)	(28,059)	–	487,571	4,008,349	(8,473,336)	506,102	16,355,150

Net gain (loss) on investments	(65,219)	(31,454)	–	806,124	6,613,858	(3,561,851)	3,147,504	3,213,800

Reinvested capital gains	–	–	–	–	–	–	129,852	–

Net increase (decrease) in contract owners’ equity resulting from operations	$27,040	33,076	150,483	732,711	6,399,627	(5,053,231)	2,571,865	1,852,196

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc	FedAmLeadS	FedCapApS
Reinvested dividends	$10,086,197	1,162,756	11,294	–	–	518,239	32,926	28,169
Mortality and expense risk charges (note 2)	(8,626,099)	(1,218,863)	(789,342)	(338,817)	(75,258)	(528,951)	(41,134)	(52,925)

Net investment income (loss)	1,460,098	(56,107)	(778,048)	(338,817)	(75,258)	(10,712)	(8,208)	(24,756)

Proceeds from mutual fund shares sold	157,799,183	6,875,528	15,657,528	1,995,033	518,985	9,832,129	324,993	684,627
Cost of mutual fund shares sold	(166,335,309)	(5,928,847)	(14,402,045)	(1,746,860)	(449,529)	(10,589,985)	(269,735)	(588,022)

Realized gain (loss) on investments	(8,536,126)	946,681	1,255,483	248,173	69,456	(757,856)	55,258	96,605
Change in unrealized gain (loss) on investments	25,428,895	1,835,282	1,215,610	648,853	213,351	1,384,352	31,542	(68,802)

Net gain (loss) on investments	16,892,769	2,781,963	2,471,093	897,026	282,807	626,496	86,800	27,803

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$18,352,867	2,725,856	1,693,045	558,209	207,549	615,784	78,592	3,047

Investment activity:	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2	FidVIPHI	FidVIPOv
Reinvested dividends	$872,640	1,402,229	17,282,793	1,383,412	4,805,875	114,010	28,955,883	1,104,437
Mortality and expense risk charges (note 2)	(300,612)	(665,059)	(13,467,033)	(1,694,322)	(12,011,416)	(712,739)	(2,515,867)	(2,104,295)

Net investment income (loss)	572,028	737,170	3,815,760	(310,910)	(7,205,541)	(598,729)	26,440,016	(999,858)

Proceeds from mutual fund shares sold	6,739,217	2,022,505	207,393,295	2,319,636	216,668,425	6,307,174	135,619,630	34,839,960
Cost of mutual fund shares sold	(6,981,902)	(2,100,530)	(204,692,843)	(1,908,450)	(351,064,519)	(5,864,454)	(132,917,886)	(26,611,832)

Realized gain (loss) on investments	(242,685)	(78,025)	2,700,452	411,186	(134,396,094)	442,720	2,701,744	8,228,128
Change in unrealized gain (loss) on investments	(498,307)	(1,147,073)	(4,278,330)	1,526,065	175,274,380	2,019,947	(26,706,292)	16,991,166

Net gain (loss) on investments	(740,992)	(1,225,098)	(1,577,878)	1,937,251	40,878,286	2,462,667	(24,004,548)	25,219,294

Reinvested capital gains	149,710	255,075	37,979,470	3,420,101	–	–	–	864,342

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,254)	(232,853)	40,217,352	5,046,442	33,672,745	1,863,938	2,435,468	25,083,778

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2
Reinvested dividends	$377,236	47,840	98,772	9,973,947	2,147,784	160,968	435,227	1,471,575
Mortality and expense risk charges (note 2)	(728,163)	(123,351)	(362,157)	(4,679,645)	(9,646,731)	(2,561,512)	(194,518)	(755,007)

Net investment income (loss)	(350,927)	(75,511)	(263,385)	5,294,302	(7,498,947)	(2,400,544)	240,709	716,568

Proceeds from mutual fund shares sold	7,432,208	2,350,795	875,482	71,456,308	93,976,034	8,160,408	4,456,964	2,458,382
Cost of mutual fund shares sold	(4,846,176)	(2,141,827)	(761,343)	(79,643,839)	(86,417,399)	(6,314,881)	(4,647,453)	(2,573,925)

Realized gain (loss) on investments	2,586,032	208,968	114,139	(8,187,531)	7,558,635	1,845,527	(190,489)	(115,543)
Change in unrealized gain (loss) on investments	6,610,885	1,081,051	4,845,812	10,935,053	102,741,772	25,202,978	(224,674)	(1,312,352)

Net gain (loss) on investments	9,196,917	1,290,019	4,959,951	2,747,522	110,300,407	27,048,505	(415,163)	(1,427,895)

Reinvested capital gains	282,927	47,840	93,573	127,871	134,237	22,995	265,718	927,732

Net increase (decrease) in contract owners’ equity resulting from operations	$9,128,917	1,262,348	4,790,139	8,169,695	102,935,697	24,670,956	91,264	216,405

Investment activity:	FidVIPGrOp	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPFree10S2	FidVIPFree20S2	FidVIPFree30S2	FidVIPNtRsS2
Reinvested dividends	$380,287	–	–	–	38,430	80,378	34,472	50,868
Mortality and expense risk charges (note 2)	(520,637)	(1,703,007)	(265,708)	(343,579)	(37,879)	(73,361)	(39,360)	(74,617)

Net investment income (loss)	(140,350)	(1,703,007)	(265,708)	(343,579)	551	7,017	(4,888)	(23,749)

Proceeds from mutual fund shares sold	10,169,826	3,164,757	12,662,099	4,622,529	256,126	275,765	328,960	898,427
Cost of mutual fund shares sold	(9,701,844)	(2,019,776)	(12,302,625)	(4,502,403)	(250,234)	(254,248)	(310,054)	(714,220)

Realized gain (loss) on investments	467,982	1,144,981	359,474	120,126	5,892	21,517	18,906	184,207
Change in unrealized gain (loss) on investments	2,220,410	16,761,654	(1,114,326)	(171,856)	152,590	435,693	270,593	407,743

Net gain (loss) on investments	2,688,392	17,906,635	(754,852)	(51,730)	158,482	457,210	289,499	591,950

Reinvested capital gains	–	1,286,463	783,331	653,076	–	–	–	668,549

Net increase (decrease) in contract owners’ equity resulting from operations	$2,548,042	17,490,091	(237,229)	257,767	159,033	464,227	284,611	1,236,750

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
Reinvested dividends	$–	8,331	934,356	290,741	6,350	130,096	307,417	21,489
Mortality and expense risk charges (note 2)	(986)	(13,995)	(1,705,367)	(579,658)	(31,420)	(169,306)	(387,985)	(22,356)

Net investment income (loss)	(986)	(5,664)	(771,011)	(288,917)	(25,070)	(39,210)	(80,568)	(867)

Proceeds from mutual fund shares sold	3,948	126,040	7,269,601	3,673,006	222,777	2,163,228	643,242	167,923
Cost of mutual fund shares sold	(3,911)	(131,259)	(6,133,485)	(2,519,007)	(198,384)	(1,878,680)	(521,902)	(182,476)

Realized gain (loss) on investments	37	(5,219)	1,136,116	1,153,999	24,393	284,548	121,340	(14,553)
Change in unrealized gain (loss) on investments	(1,723)	(40,167)	1,885,963	1,771,708	672,865	629,424	2,613,664	8,895

Net gain (loss) on investments	(1,686)	(45,386)	3,022,079	2,925,707	697,258	913,972	2,735,004	(5,658)

Reinvested capital gains	3,525	14,212	637,282	235,179	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$853	(36,838)	2,888,350	2,871,969	672,188	874,762	2,654,436	(6,525)

Investment activity:	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6
Reinvested dividends	$34,596	321,547	344,060	1,335,602	7,173	23,618	165,369	90,960
Mortality and expense risk charges (note 2)	(45,217)	(306,629)	(405,340)	(1,788,391)	(15,709)	(87,531)	(382,737)	(261,663)

Net investment income (loss)	(10,621)	14,918	(61,280)	(452,789)	(8,536)	(63,913)	(217,368)	(170,703)

Proceeds from mutual fund shares sold	943,787	6,769,318	7,457,083	22,693,077	304,804	1,835,812	3,660,213	1,434,407
Cost of mutual fund shares sold	(798,061)	(5,898,566)	(6,670,396)	(16,444,065)	(203,088)	(1,658,517)	(2,965,693)	(1,120,784)

Realized gain (loss) on investments	145,726	870,752	786,687	6,249,012	101,716	177,295	694,520	313,623
Change in unrealized gain (loss) on investments	63,675	573,535	1,314,194	(1,219,258)	122,707	896,157	4,489,060	2,678,577

Net gain (loss) on investments	209,401	1,444,287	2,100,881	5,029,754	224,423	1,073,452	5,183,580	2,992,200

Reinvested capital gains	101,555	890,529	1,103,219	8,011,102	103,842	500,081	3,544,526	2,164,613

Net increase (decrease) in contract owners’ equity resulting from operations	$300,335	2,349,734	3,142,820	12,588,067	319,729	1,509,620	8,510,738	4,986,110

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITFHiInc	GVITFHiInc3	GVITGlFin2	GVITGlFin3	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech
Reinvested dividends	$2,160,715	729,285	29,857	60,268	–	–	–	–
Mortality and expense risk charges (note 2)	(453,375)	(111,799)	(25,299)	(45,809)	(42,450)	(121,437)	(122,451)	(8,206)

Net investment income (loss)	1,707,340	617,486	4,558	14,459	(42,450)	(121,437)	(122,451)	(8,206)

Proceeds from mutual fund shares sold	22,743,459	4,586,609	359,155	3,836,882	858,736	4,015,319	1,858,530	194,829
Cost of mutual fund shares sold	(22,542,274)	(4,517,600)	(352,147)	(3,803,552)	(813,324)	(3,898,134)	(1,736,589)	(195,156)

Realized gain (loss) on investments	201,185	69,009	7,008	33,330	45,412	117,185	121,941	(327)
Change in unrealized gain (loss) on investments	(1,844,800)	(324,625)	(32,580)	(215,818)	(117,330)	(324,678)	(562,532)	(25,053)

Net gain (loss) on investments	(1,643,615)	(255,616)	(25,572)	(182,488)	(71,918)	(207,493)	(440,591)	(25,380)

Reinvested capital gains	–	–	161,050	332,913	290,661	990,398	1,070,723	–

Net increase (decrease) in contract owners’ equity resulting from operations	$63,725	361,870	140,036	164,884	176,293	661,468	507,681	(33,586)

Investment activity:	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIDAgg2
Reinvested dividends	$–	–	–	16,842	159,990	10,210,910	62,814	7,166,485
Mortality and expense risk charges (note 2)	(25,651)	(64,464)	(42,899)	(14,577)	(107,906)	(3,784,461)	(1,015,967)	(6,761,206)

Net investment income (loss)	(25,651)	(64,464)	(42,899)	2,265	52,084	6,426,449	(953,153)	405,279

Proceeds from mutual fund shares sold	728,206	4,175,640	1,307,492	223,379	5,326,800	43,124,734	18,400,149	1,704,856
Cost of mutual fund shares sold	(882,200)	(4,637,969)	(1,288,454)	(161,185)	(4,574,571)	(44,163,674)	(19,776,768)	(1,363,831)

Realized gain (loss) on investments	(153,994)	(462,329)	19,038	62,194	752,229	(1,038,940)	(1,376,619)	341,025
Change in unrealized gain (loss) on investments	49,654	273,599	1,513	(146,713)	(1,321,867)	(751,941)	5,877,457	17,114,788

Net gain (loss) on investments	(104,340)	(188,730)	20,551	(84,519)	(569,638)	(1,790,881)	4,500,838	17,455,813

Reinvested capital gains	–	–	–	127,171	943,328	490,924	–	7,759,032

Net increase (decrease) in contract owners’ equity resulting from operations	$(129,991)	(253,194)	(22,348)	44,917	425,774	5,126,492	3,547,685	25,620,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr
Reinvested dividends	$3,181,112	16,867,710	13,568,095	5,972,764	1,254	61,919	39,001	–
Mortality and expense risk charges (note 2)	(1,797,820)	(11,371,233)	(10,611,099)	(3,526,492)	(1,644)	(80,029)	(23,318)	(195,360)

Net investment income (loss)	1,383,292	5,496,477	2,956,996	2,446,272	(390)	(18,110)	15,683	(195,360)

Proceeds from mutual fund shares sold	16,460,446	9,380,050	2,820,077	11,832,746	4,830	1,620,372	676,026	6,229,391
Cost of mutual fund shares sold	(16,011,464)	(7,461,549)	(2,136,687)	(10,404,459)	(3,577)	(1,294,195)	(640,951)	(4,896,153)

Realized gain (loss) on investments	448,982	1,918,501	683,390	1,428,287	1,253	326,177	35,075	1,333,238
Change in unrealized gain (loss) on investments	(2,415,789)	8,746,714	20,443,897	(1,190,726)	31,569	1,661,605	(9,376)	(76,143)

Net gain (loss) on investments	(1,966,807)	10,665,215	21,127,287	237,561	32,822	1,987,782	25,699	1,257,095

Reinvested capital gains	2,550,231	12,933,987	14,253,753	4,297,554	326	28,253	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,966,716	29,095,679	38,338,036	6,981,387	32,758	1,997,925	41,382	1,061,735

Investment activity:	GVITMdCpGr2	GVITMyMkt	GVITNWFund	GVITNWFund2	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal
Reinvested dividends	$–	11,341,628	3,369,736	105,694	50,590	–	–	78,466
Mortality and expense risk charges (note 2)	(275,263)	(5,997,599)	(5,029,205)	(175,687)	(46,645)	(196,905)	(160,432)	(1,728,523)

Net investment income (loss)	(275,263)	5,344,029	(1,659,469)	(69,993)	3,945	(196,905)	(160,432)	(1,650,057)

Proceeds from mutual fund shares sold	3,915,587	304,609,079	76,748,880	875,673	1,076,677	10,901,239	4,479,284	38,969,333
Cost of mutual fund shares sold	(3,513,532)	(304,609,079)	(100,566,679)	(719,954)	(936,037)	(9,709,689)	(4,038,482)	(23,586,354)

Realized gain (loss) on investments	402,055	–	(23,817,799)	155,719	140,640	1,191,550	440,802	15,382,979
Change in unrealized gain (loss) on investments	1,281,014	–	46,732,128	578,604	(382,158)	(238,235)	432,050	(26,658,379)

Net gain (loss) on investments	1,683,069	–	22,914,329	734,323	(241,518)	953,315	872,852	(11,275,400)

Reinvested capital gains	–	–	–	–	630,685	–	–	13,846,743

Net increase (decrease) in contract owners’ equity resulting from operations	$1,407,806	5,344,029	21,254,860	664,330	393,112	756,410	712,420	921,286

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITSmCapVal2	GVITSmComp	GVITSmComp2	GVITUSGro2	GVITUSGro3	GVITMltSec	GVITVal2	GVITWLead3
Reinvested dividends	$119	–	–	–	–	1,950,689	619,435	7,015
Mortality and expense risk charges (note 2)	(478,461)	(2,795,321)	(692,603)	(228,670)	(114,688)	(704,499)	(691,470)	(16,865)

Net investment income (loss)	(478,342)	(2,795,321)	(692,603)	(228,670)	(114,688)	1,246,190	(72,035)	(9,850)

Proceeds from mutual fund shares sold	9,840,507	42,330,292	4,471,839	1,533,300	2,579,401	3,775,819	3,609,867	890,748
Cost of mutual fund shares sold	(8,887,090)	(31,544,865)	(4,352,407)	(1,517,128)	(2,274,864)	(3,584,494)	(2,894,239)	(784,547)

Realized gain (loss) on investments	953,417	10,785,427	119,432	16,172	304,537	191,325	715,628	106,201
Change in unrealized gain (loss) on investments	(3,760,659)	(11,597,826)	(1,598,665)	(1,104,517)	(930,020)	(1,359,007)	(750,276)	179,533

Net gain (loss) on investments	(2,807,242)	(812,399)	(1,479,233)	(1,088,345)	(625,483)	(1,167,682)	(34,648)	285,734

Reinvested capital gains	3,862,455	24,605,496	7,090,732	2,858,981	1,572,012	294,042	1,505,629	–

Net increase (decrease) in contract owners’ equity resulting from operations	$576,871	20,997,776	4,918,896	1,541,966	831,841	372,550	1,398,946	275,884

Investment activity:	JanBal	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap
Reinvested dividends	$226,013	3,463	–	–	206,700	137,022	30,745	41,467
Mortality and expense risk charges (note 2)	(170,219)	(529,869)	(67,651)	(73,974)	(217,833)	(180,040)	(35,286)	(328,837)

Net investment income (loss)	55,794	(526,406)	(67,651)	(73,974)	(11,133)	(43,018)	(4,541)	(287,370)

Proceeds from mutual fund shares sold	2,086,173	9,989,849	2,180,925	2,152,988	3,202,877	3,627,350	260,197	7,896,861
Cost of mutual fund shares sold	(1,964,468)	(6,583,101)	(1,794,744)	(2,363,762)	(1,890,314)	(3,049,700)	(236,247)	(6,991,419)

Realized gain (loss) on investments	121,705	3,406,748	386,181	(210,774)	1,312,563	577,650	23,950	905,442
Change in unrealized gain (loss) on investments	430,531	1,174,558	104,753	717,231	3,512,493	2,912,546	(241,261)	872,512

Net gain (loss) on investments	552,236	4,581,306	490,934	506,457	4,825,056	3,490,196	(217,311)	1,777,954

Reinvested capital gains	–	–	–	–	–	–	441,302	306,583

Net increase (decrease) in contract owners’ equity resulting from operations	$608,030	4,054,900	423,283	432,483	4,813,923	3,447,178	219,450	1,797,167

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	MFSInvGrStS	MFSValS	MTBAggGr2	MTBConGr2	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMTFasc
Reinvested dividends	$30,358	152,104	650	594	3,459	7,846	104,219	–
Mortality and expense risk charges (note 2)	(362,037)	(365,571)	(464)	(214)	(11,521)	(12,303)	(92,227)	(74,629)

Net investment income (loss)	(331,679)	(213,467)	186	380	(8,062)	(4,457)	11,992	(74,629)

Proceeds from mutual fund shares sold	710,974	5,156,803	51,059	552	46,666	32,204	541,402	458,651
Cost of mutual fund shares sold	(611,061)	(4,314,620)	(51,640)	(546)	(47,913)	(31,298)	(557,775)	(411,057)

Realized gain (loss) on investments	99,913	842,183	(581)	6	(1,247)	906	(16,373)	47,594
Change in unrealized gain (loss) on investments	1,042,120	(51,873)	1,585	(52)	1,220	31,924	(283,276)	108,893

Net gain (loss) on investments	1,142,033	790,310	1,004	(46)	(27)	32,830	(299,649)	156,487

Reinvested capital gains	–	539,475	–	–	21,505	60,470	496,030	24,817

Net increase (decrease) in contract owners’ equity resulting from operations	$810,354	1,116,318	1,190	334	13,416	88,843	208,373	106,675

Investment activity:	NBAMTGro	NBAMTGuard	NBAMTInt	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes
Reinvested dividends	$–	32,469	8,994	3,366,693	–	2,061,636	–	–
Mortality and expense risk charges (note 2)	(2,063,131)	(301,391)	(20,816)	(1,710,996)	(124,071)	(2,898,029)	(15,112)	(277,427)

Net investment income (loss)	(2,063,131)	(268,922)	(11,822)	1,655,697	(124,071)	(836,393)	(15,112)	(277,427)

Proceeds from mutual fund shares sold	34,435,436	8,994,189	7,793	19,641,669	2,398,634	32,085,389	90,541	3,617,409
Cost of mutual fund shares sold	(35,550,740)	(6,623,671)	(7,036)	(19,887,602)	(1,864,031)	(26,567,142)	(85,650)	(3,224,319)

Realized gain (loss) on investments	(1,115,304)	2,370,518	757	(245,933)	534,603	5,518,247	4,891	393,090
Change in unrealized gain (loss) on investments	20,393,604	(739,926)	285,005	(1,394,290)	482,690	27,897,515	128,294	1,002,264

Net gain (loss) on investments	19,278,300	1,630,592	285,762	(1,640,223)	1,017,293	33,415,762	133,185	1,395,354

Reinvested capital gains	–	–	39,739	–	–	47,846	–	52,372

Net increase (decrease) in contract owners’ equity resulting from operations	$17,215,169	1,361,670	313,679	15,474	893,222	32,627,215	118,073	1,170,299

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	OppAggGro	OppBal	OppBdFd	OppCapAp	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
Reinvested dividends	$–	2,970,396	8,158,973	1,304,079	348,154	869,286	330,068	3,509,644
Mortality and expense risk charges (note 2)	(345,309)	(2,213,390)	(2,030,405)	(1,756,660)	(827,823)	(1,171,908)	(739,795)	(4,319,608)

Net investment income (loss)	(345,309)	757,006	6,128,568	(452,581)	(479,669)	(302,622)	(409,727)	(809,964)

Proceeds from mutual fund shares sold	9,377,463	28,219,263	34,396,925	47,616,138	5,977,792	5,636,270	2,978,488	81,074,800
Cost of mutual fund shares sold	(7,401,437)	(26,647,382)	(34,815,625)	(35,820,845)	(5,280,184)	(3,621,642)	(2,455,536)	(52,613,850)

Realized gain (loss) on investments	1,976,026	1,571,881	(418,700)	11,795,293	697,608	2,014,628	522,952	28,460,950
Change in unrealized gain (loss) on investments	782,075	(4,454,590)	(3,868,180)	(7,528,707)	1,912,673	9,820,004	7,460,487	9,143,589

Net gain (loss) on investments	2,758,101	(2,882,709)	(4,286,880)	4,266,586	2,610,281	11,834,632	7,983,439	37,604,539

Reinvested capital gains	–	6,068,433	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,412,792	3,942,730	1,841,688	3,814,005	2,130,612	11,532,010	7,573,712	36,794,575

Investment activity:	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	PioSmCapV	PVTGroInc	PVTIntEq
Reinvested dividends	$191,675	2,130,872	429,450	422,957	–	4,198	127,300	24,684
Mortality and expense risk charges (note 2)	(313,180)	(499,149)	(406,244)	(635,718)	(241,714)	(7,993)	(134,849)	(23,403)

Net investment income (loss)	(121,505)	1,631,723	23,206	(212,761)	(241,714)	(3,795)	(7,549)	1,281

Proceeds from mutual fund shares sold	3,788,738	39,048,683	6,835,543	906,540	766,470	136,661	798,047	518,673
Cost of mutual fund shares sold	(3,189,624)	(39,830,698)	(5,020,683)	(739,445)	(603,703)	(120,963)	(656,214)	(459,844)

Realized gain (loss) on investments	599,114	(782,015)	1,814,860	167,095	162,767	15,698	141,833	58,829
Change in unrealized gain (loss) on investments	1,966,157	(601,406)	(564,315)	1,877,496	1,149,880	97,910	213,822	84,494

Net gain (loss) on investments	2,565,271	(1,383,421)	1,250,545	2,044,591	1,312,647	113,608	355,655	143,323

Reinvested capital gains	–	–	–	–	360,742	575	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,443,766	248,302	1,273,751	1,831,830	1,431,675	110,388	348,106	144,604

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
Reinvested dividends	$23,297	6,391	88,709	37,313	411,133	2,402,707	62,096	330,733
Mortality and expense risk charges (note 2)	(56,006)	(32,343)	(65,799)	(18,359)	(90,271)	(418,244)	(138,304)	(505,783)

Net investment income (loss)	(32,709)	(25,952)	22,910	18,954	320,862	1,984,463	(76,208)	(175,050)

Proceeds from mutual fund shares sold	799,006	160,410	61,472	1,236,258	1,846,309	7,803,091	4,014,711	10,763,246
Cost of mutual fund shares sold	(742,535)	(147,428)	(59,895)	(1,237,887)	(1,814,882)	(7,439,506)	(2,996,044)	(6,649,902)

Realized gain (loss) on investments	56,471	12,982	1,577	(1,629)	31,427	363,585	1,018,667	4,113,344
Change in unrealized gain (loss) on investments	135,681	228,429	(313,305)	(10,973)	(647,553)	(3,779,609)	1,904,001	6,093,153

Net gain (loss) on investments	192,152	241,411	(311,728)	(12,602)	(616,126)	(3,416,024)	2,922,668	10,206,497

Reinvested capital gains	–	–	510,443	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$159,443	215,459	221,625	6,352	(295,264)	(1,431,561)	2,846,460	10,031,447

Investment activity:	VEWrldHAsR1	VEWrldHAs	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2	VicDivrStk
Reinvested dividends	$35,437	159,935	401,907	1,057,234	212,015	2,228,574	650,249	508
Mortality and expense risk charges (note 2)	(233,330)	(594,323)	(195,730)	(183,344)	(42,346)	(2,453,524)	(864,185)	(9,564)

Net investment income (loss)	(197,893)	(434,388)	206,177	873,890	169,669	(224,950)	(213,936)	(9,056)

Proceeds from mutual fund shares sold	5,211,172	11,027,996	517,889	4,497,362	1,078,231	42,824,388	5,983,422	61,184
Cost of mutual fund shares sold	(3,746,240)	(5,876,901)	(514,326)	(4,285,579)	(1,093,617)	(24,575,185)	(4,073,297)	(57,623)

Realized gain (loss) on investments	1,464,932	5,151,095	3,563	211,783	(15,386)	18,249,203	1,910,125	3,561
Change in unrealized gain (loss) on investments	5,623,795	13,522,689	2,763	58,642	70,779	2,788,992	5,239,548	57,946

Net gain (loss) on investments	7,088,727	18,673,784	6,326	270,425	55,393	21,038,195	7,149,673	61,507

Reinvested capital gains	–	–	85,092	224,689	45,227	4,922,427	1,532,785	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,890,834	18,239,396	297,595	1,369,004	270,289	25,735,672	8,468,522	52,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	WFDisc	WFTrustOp	WFLrgCoGro	WFMnMrkt	WFTotRetBd
Reinvested dividends	$–	–	148	1,838	52
Mortality and expense risk charges (note 2)	(961,411)	(5,234,477)	(1,617)	(1,115)	(15)

Net investment income (loss)	(961,411)	(5,234,477)	(1,469)	723	37

Proceeds from mutual fund shares sold	15,621,736	88,872,943	4,524	1,188,247	15
Cost of mutual fund shares sold	(14,056,438)	(98,131,945)	(4,609)	(1,188,247)	(15)

Realized gain (loss) on investments	1,565,298	(9,259,002)	(85)	–	–
Change in unrealized gain (loss) on investments	(3,114,203)	37,584,286	10,014	–	130

Net gain (loss) on investments	(1,548,905)	28,325,284	9,929	–	130

Reinvested capital gains	6,905,488	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,395,172	23,090,807	8,460	723	167

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		AIMBValue2		AIMCapAp2		AIMCapDev2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$24,170,939	8,755,750	(708,763)	(366,421)	(190,108)	(82,905)	(216,893)	(108,698)
Realized gain (loss) on investments	1,295,389	(206,194,894)	1,263,081	293,768	403,183	40,860	126,185	169,753
Change in unrealized gain (loss) on investments	600,232,308	1,194,457,434	883,898	2,550,969	299,434	419,004	1,204,267	973,996
Reinvested capital gains	214,630,863	80,108,858	606,132	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	840,329,499	1,077,127,148	2,044,348	2,478,316	512,509	376,959	1,113,559	1,035,051

Equity transactions:
Purchase payments received from contract owners (note 3)	2,681,386,765	2,540,592,967	11,781,123	24,105,254	3,391,139	4,944,033	4,637,798	7,623,972
Transfers between funds	–	–	1,615,067	540,623	(5,405,458)	6,119,491	200,194	367,437
Redemptions (note 3)	(2,302,379,721)	(2,242,075,967)	(2,092,611)	(1,224,048)	(674,391)	(400,228)	(811,261)	(437,890)
Annuity benefits	(2,123,973)	(2,254,579)	–	–	(213)	–	–	–
Annual contract maintenance charges (note 2)	(5,270,684)	(5,543,977)	(4,890)	(2,105)	(1,517)	(515)	(1,462)	(345)
Contingent deferred sales charges (note 2)	(10,642,202)	(9,869,025)	(31,732)	(21,677)	(21,245)	(5,695)	(9,007)	(2,870)
Adjustments to maintain reserves	(380,451)	(118,330)	(2,591)	(743)	(1,516)	(253)	(1,094)	(376)

Net equity transactions	360,589,734	280,731,089	11,264,366	23,397,304	(2,713,201)	10,656,833	4,015,168	7,549,928

Net change in contract owners’ equity	1,200,919,233	1,357,858,237	13,308,714	25,875,620	(2,200,692)	11,033,792	5,128,727	8,584,979
Contract owners’ equity beginning of period	12,749,242,735	11,391,384,498	35,865,728	9,990,108	13,783,771	2,749,979	10,765,387	2,180,408

Contract owners’ equity end of period	$13,950,161,968	12,749,242,735	49,174,442	35,865,728	11,583,079	13,783,771	15,894,114	10,765,387

CHANGES IN UNITS:
Beginning units	637,054,754	558,302,662	2,372,812	725,730	995,122	208,483	681,736	156,782

Units purchased	400,792,606	374,986,744	1,484,610	2,125,251	487,308	898,270	434,636	879,116
Units redeemed	(320,487,979)	(296,234,652)	(730,606)	(478,169)	(699,244)	(111,631)	(178,138)	(354,162)

Ending units	717,359,381	637,054,754	3,126,816	2,372,812	783,186	995,122	938,234	681,736

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AlgerBal		AlgMidCapGr		AlGrIncB		AlSmMdCpB
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,603	346	(3,417)	(1,312)	(70,328)	(175,212)	(84,614)	(103,760)
Realized gain (loss) on investments	63	(261)	19,099	(10,915)	578,515	389,642	376,727	219,256
Change in unrealized gain (loss) on investments	29,888	3,212	(12,097)	22,074	112,602	1,664,490	(256,267)	829,154
Reinvested capital gains	–	–	10,437	–	–	–	363,533	163,128

Net increase (decrease) in contract owners’ equity resulting from operations	31,554	3,297	14,022	9,847	620,789	1,878,920	399,379	1,107,778

Equity transactions:
Purchase payments received from contract owners (note 3)	–	123,732	37,546	172,258	348,728	12,162,167	245,768	3,598,686
Transfers between funds	277,995	3,361	155,998	18,344	(1,544,445)	(2,995,885)	(366,646)	275,194
Redemptions (note 3)	(383)	(395)	(9,590)	(9,124)	(1,253,808)	(1,174,703)	(362,777)	(582,002)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(2,187)	(1,307)	(582)	(321)
Contingent deferred sales charges (note 2)	–	–	–	–	(30,546)	(25,562)	(9,316)	(18,884)
Adjustments to maintain reserves	3	(4)	(11)	(7)	(1,085)	(345)	(701)	1,216

Net equity transactions	277,615	126,694	183,943	181,471	(2,483,343)	7,964,365	(494,254)	3,273,889

Net change in contract owners’ equity	309,169	129,991	197,965	191,318	(1,862,554)	9,843,285	(94,875)	4,381,667
Contract owners’ equity beginning of period	129,991	–	215,064	23,746	24,059,143	14,215,858	8,511,826	4,130,159

Contract owners’ equity end of period	$439,160	129,991	413,029	215,064	22,196,589	24,059,143	8,416,951	8,511,826

CHANGES IN UNITS:
Beginning units	11,877	–	17,910	2,204	1,632,039	1,055,483	497,373	282,978

Units purchased	25,611	12,236	34,704	46,613	82,656	1,033,768	81,138	325,659
Units redeemed	(34)	(359)	(20,875)	(30,907)	(256,103)	(457,212)	(105,914)	(111,264)

Ending units	37,454	11,877	31,739	17,910	1,458,592	1,632,039	472,597	497,373

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPBal		ACVPCapAp		ACVPIncGr		ACVPIncGr2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$572,312	390,154	(1,625,651)	(1,701,579)	362,416	79,915	33,678	(66,739)
Realized gain (loss) on investments	588,775	(3,116,280)	(4,824,617)	(42,099,548)	3,917,195	3,596,047	440,215	325,462
Change in unrealized gain (loss) on investments	2,206,146	11,608,063	29,279,148	50,766,798	(2,904,435)	1,838,539	(44,154)	994,683
Reinvested capital gains	41,324	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,408,557	8,881,937	22,828,880	6,965,671	1,375,176	5,514,501	429,739	1,253,406

Equity transactions:
Purchase payments received from contract owners (note 3)	3,157,761	4,735,582	3,262,972	4,434,221	2,677,229	3,181,805	462,162	6,963,658
Transfers between funds	(924,025)	3,118,452	(27,910)	(6,124,642)	(3,216,613)	(3,362,838)	547,977	(354,510)
Redemptions (note 3)	(22,544,847)	(23,416,604)	(21,119,532)	(22,302,488)	(10,687,057)	(10,583,186)	(907,230)	(573,246)
Annuity benefits	(21,907)	(31,991)	(22,287)	(29,762)	(7,832)	(9,824)	–	–
Annual contract maintenance charges (note 2)	(51,745)	(57,310)	(92,331)	(104,180)	(26,418)	(28,003)	(2,049)	(1,082)
Contingent deferred sales charges (note 2)	(60,186)	(77,478)	(60,177)	(95,630)	(53,193)	(52,777)	(27,407)	(8,612)
Adjustments to maintain reserves	285	5,624	3,254	(7,246)	(1,436)	2,182	(622)	(845)

Net equity transactions	(20,444,664)	(15,723,725)	(18,056,011)	(24,229,727)	(11,315,320)	(10,852,641)	72,831	6,025,363

Net change in contract owners’ equity	(17,036,107)	(6,841,788)	4,772,869	(17,264,056)	(9,940,144)	(5,338,140)	502,570	7,278,769
Contract owners’ equity beginning of period	111,515,880	118,357,668	124,554,072	141,818,128	52,975,522	58,313,662	14,094,019	6,815,250

Contract owners’ equity end of period	$94,479,773	111,515,880	129,326,941	124,554,072	43,035,378	52,975,522	14,596,589	14,094,019

CHANGES IN UNITS:
Beginning units	5,476,571	6,309,606	5,652,516	6,916,987	4,654,910	5,714,030	964,870	513,470

Units purchased	331,577	811,243	479,874	374,706	917,258	1,723,859	212,305	711,197
Units redeemed	(1,340,439)	(1,644,278)	(1,294,415)	(1,639,177)	(1,914,235)	(2,782,979)	(202,372)	(259,797)

Ending units	4,467,709	5,476,571	4,837,975	5,652,516	3,657,933	4,654,910	974,803	964,870

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPInflPro2		ACVPInt		ASVPInt2		ASVPInt3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,098,347	669,734	(74,340)	(593,525)	(11,682)	(38,613)	(42,444)	(193,235)
Realized gain (loss) on investments	158,566	48,649	3,091,083	446,147	56,030	128,408	1,310,376	908,841
Change in unrealized gain (loss) on investments	(2,307,629)	831,684	4,189,377	9,479,507	276,496	224,269	1,756,958	2,459,291
Reinvested capital gains	35,728	14,793	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(14,988)	1,564,860	7,206,120	9,332,129	320,844	314,064	3,024,890	3,174,897

Equity transactions:
Purchase payments received from contract owners (note 3)	24,340,853	31,333,293	5,315	7,466	–	2,128,566	3,496,740	4,251,184
Transfers between funds	5,933,880	15,186,486	(3,382,794)	(5,081,772)	(277,766)	(1,701,801)	(146,655)	1,053,862
Redemptions (note 3)	(8,390,234)	(4,098,201)	(12,885,485)	(14,647,791)	(173,260)	(633,435)	(5,139,725)	(4,740,509)
Annuity benefits	(2,528)	–	(24,171)	(28,663)	–	–	(3,318)	(2,611)
Annual contract maintenance charges (note 2)	(9,098)	(3,839)	(33,406)	(39,137)	(577)	(408)	(11,754)	(10,973)
Contingent deferred sales charges (note 2)	(55,510)	(20,520)	(37,776)	(59,251)	(5,856)	(1,866)	(32,613)	(32,297)
Adjustments to maintain reserves	(56)	(8,303)	(12,452)	(1,919)	(134)	(573)	49	(6,441)

Net equity transactions	21,817,307	42,388,916	(16,370,769)	(19,851,067)	(457,593)	(209,517)	(1,837,276)	512,215

Net change in contract owners’ equity	21,802,319	43,953,776	(9,164,649)	(10,518,938)	(136,749)	104,547	1,187,614	3,687,112
Contract owners’ equity beginning of period	57,508,773	13,554,997	76,128,590	86,647,528	3,195,978	3,091,431	27,719,977	24,032,865

Contract owners’ equity end of period	$79,311,092	57,508,773	66,963,941	76,128,590	3,059,229	3,195,978	28,907,591	27,719,977

CHANGES IN UNITS:
Beginning units	5,306,858	1,303,256	4,655,031	6,008,220	218,350	238,887	2,469,324	2,431,962

Units purchased	4,432,742	5,595,053	33	–	–	1,006,256	630,178	1,009,940
Units redeemed	(2,421,915)	(1,591,451)	(990,422)	(1,353,189)	(30,723)	(1,026,793)	(792,266)	(972,578)

Ending units	7,317,685	5,306,858	3,664,642	4,655,031	187,627	218,350	2,307,236	2,469,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPInt4		ACVPMdCpV2		ACVPUltra		ACVPUltra2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(53,348)	(27,634)	6,886	–	(97,202)	(88,337)	(224,691)	(135,786)
Realized gain (loss) on investments	162,980	8,091	3,065	–	480,094	237,222	89,007	146,669
Change in unrealized gain (loss) on investments	919,283	613,383	21,137	–	(329,244)	415,551	315,814	656,117
Reinvested capital gains	–	–	117,241	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,028,915	593,840	148,329	–	53,648	564,436	180,130	667,000

Equity transactions:
Purchase payments received from contract owners (note 3)	2,814,189	3,797,174	3,195,866	–	570,959	528,649	4,269,813	8,684,398
Transfers between funds	565,731	1,227,579	2,242,602	–	1,382,471	1,356,189	446,568	(197,504)
Redemptions (note 3)	(299,079)	(62,275)	(182,256)	–	(1,589,951)	(1,090,912)	(907,375)	(704,354)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(893)	(110)	(7)	–	(3,007)	(2,359)	(1,724)	(577)
Contingent deferred sales charges (note 2)	(5,206)	(515)	(255)	–	(5,274)	(5,330)	(13,702)	(12,155)
Adjustments to maintain reserves	(365)	(4,764)	(153)	–	(64)	205	(1,234)	(291)

Net equity transactions	3,074,377	4,957,089	5,255,797	–	355,134	786,442	3,792,346	7,769,517

Net change in contract owners’ equity	4,103,292	5,550,929	5,404,126	–	408,782	1,350,878	3,972,476	8,436,517
Contract owners’ equity beginning of period	5,550,929	–	–	–	7,201,616	5,850,738	11,612,690	3,176,173

Contract owners’ equity end of period	$9,654,221	5,550,929	5,404,126	–	7,610,398	7,201,616	15,585,166	11,612,690

CHANGES IN UNITS:
Beginning units	493,520	–	–	–	671,844	596,069	833,172	251,964

Units purchased	406,636	527,897	515,404	–	543,408	479,896	520,061	1,116,559
Units redeemed	(128,819)	(34,377)	(32,186)	–	(510,979)	(404,121)	(241,701)	(535,351)

Ending units	771,337	493,520	483,218	–	704,273	671,844	1,111,532	833,172

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPVal		ACVPVal2		ACVPVista2		AmerGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(692,330)	(552,682)	(576,486)	(258,615)	(6,065)	–	(81,352)	(188,962)
Realized gain (loss) on investments	2,928,046	2,965,468	720,457	192,641	9,469	–	85,905	(227,706)
Change in unrealized gain (loss) on investments	(14,682,796)	17,048,764	(2,565,260)	3,537,129	41,014	–	2,849,534	2,502,441
Reinvested capital gains	18,109,229	1,416,862	4,761,593	129,508	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,662,149	20,878,412	2,340,304	3,600,663	44,418	–	2,854,087	2,085,773

Equity transactions:
Purchase payments received from contract owners (note 3)	7,630,954	8,633,806	24,572,361	25,680,889	503,121	–	268,142	272,659
Transfers between funds	(3,550,135)	25,104,058	8,480,556	3,023,353	693,741	–	(58,076)	(51,887)
Redemptions (note 3)	(36,270,143)	(38,068,619)	(3,860,822)	(2,533,961)	(34,942)	–	(1,672,803)	(2,282,777)
Annuity benefits	(68,181)	(59,346)	(352)	–	–	–	(13,907)	(12,930)
Annual contract maintenance charges (note 2)	(68,645)	(72,139)	(7,599)	(2,426)	(5)	–	(7,116)	(7,670)
Contingent deferred sales charges (note 2)	(110,508)	(145,380)	(73,897)	(26,765)	(546)	–	(3,174)	(4,557)
Adjustments to maintain reserves	(16,050)	9,985	(3,368)	(5,922)	(23)	–	625	(673)

Net equity transactions	(32,452,708)	(4,597,635)	29,106,879	26,135,168	1,161,346	–	(1,486,309)	(2,087,835)

Net change in contract owners’ equity	(26,790,559)	16,280,777	31,447,183	29,735,831	1,205,764	–	1,367,778	(2,062)
Contract owners’ equity beginning of period	181,187,374	164,906,597	41,571,673	11,835,842	–	–	20,260,372	20,262,434

Contract owners’ equity end of period	$154,396,815	181,187,374	73,018,856	41,571,673	1,205,764	–	21,628,150	20,260,372

CHANGES IN UNITS:
Beginning units	8,834,706	9,070,068	2,735,693	875,072	–	–	328,214	365,065

Units purchased	1,593,966	3,883,849	3,029,494	2,465,772	149,981	–	9,003	9,955
Units redeemed	(3,167,767)	(4,119,211)	(1,100,449)	(605,151)	(43,491)	–	(32,327)	(46,806)

Ending units	7,260,905	8,834,706	4,664,738	2,735,693	106,490	–	304,890	328,214

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AmerHiInc		AmerUSGvt		ChScMM		CSTGSmCp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$92,259	108,941	64,530	96,262	150,483	(1,893)	(73,413)	(83,636)
Realized gain (loss) on investments	14,371	34,654	(3,395)	5	–	–	318,553	104,628
Change in unrealized gain (loss) on investments	(79,590)	36,406	(28,059)	(33,917)	–	–	487,571	896,691
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	27,040	180,001	33,076	62,350	150,483	(1,893)	732,711	917,683

Equity transactions:
Purchase payments received from contract owners (note 3)	65,787	38,596	22,511	34,450	22,653,500	15,424,537	4,337	(3,141)
Transfers between funds	(106,696)	(176,678)	67,180	(53,030)	(13,771,486)	(10,162,960)	(483,998)	(530,645)
Redemptions (note 3)	(152,310)	(667,982)	(175,505)	(485,727)	(2,104,655)	(3,342,613)	(1,159,692)	(1,124,029)
Annuity benefits	(7,814)	(7,605)	(5,286)	(5,362)	–	–	(4,154)	(3,499)
Annual contract maintenance charges (note 2)	(923)	(1,054)	(1,490)	(1,856)	(905)	(180)	(3,564)	(4,160)
Contingent deferred sales charges (note 2)	(360)	(506)	(375)	(596)	–	–	(3,816)	(5,461)
Adjustments to maintain reserves	624	(2,348)	123	(482)	447	77	(219)	1,817

Net equity transactions	(201,692)	(817,577)	(92,842)	(512,603)	6,776,901	1,918,861	(1,651,106)	(1,669,118)

Net change in contract owners’ equity	(174,652)	(637,576)	(59,766)	(450,253)	6,927,384	1,916,968	(918,395)	(751,435)
Contract owners’ equity beginning of period	2,097,782	2,735,358	2,493,117	2,943,370	4,373,727	2,456,759	6,093,142	6,844,577

Contract owners’ equity end of period	$1,923,130	2,097,782	2,433,351	2,493,117	11,301,111	4,373,727	5,174,747	6,093,142

CHANGES IN UNITS:
Beginning units	56,446	79,839	91,982	110,931	438,727	245,954	509,005	665,511

Units purchased	50,577	52,180	3,672	1,330	2,491,042	2,567,310	–	195
Units redeemed	(55,733)	(75,573)	(6,925)	(20,279)	(1,815,766)	(2,374,537)	(131,841)	(156,701)

Ending units	51,290	56,446	88,729	91,982	1,114,003	438,727	377,164	509,005

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	CSTIntFoc		CSTSmCapGr		DrySmCapIxS		DrySRGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(214,231)	(199,452)	(1,491,380)	(1,848,725)	(705,491)	(279,817)	(1,361,604)	(1,169,965)
Realized gain (loss) on investments	2,605,509	1,351,221	4,911,485	488,475	2,641,402	1,523,734	(13,141,350)	(13,104,448)
Change in unrealized gain (loss) on investments	4,008,349	4,661,228	(8,473,336)	12,529,380	506,102	4,462,477	16,355,150	19,664,540
Reinvested capital gains	–	–	–	–	129,852	1,001,952	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,399,627	5,812,997	(5,053,231)	11,169,130	2,571,865	6,708,346	1,852,196	5,390,127

Equity transactions:
Purchase payments received from contract owners (note 3)	1,303	1,792	3,635,938	4,965,162	9,596,594	12,675,206	4,888,070	6,722,181
Transfers between funds	(1,311,321)	(1,724,044)	(8,358,382)	(6,551,814)	(3,126,782)	8,271,119	(9,156,655)	(11,706,310)
Redemptions (note 3)	(9,441,859)	(10,619,720)	(21,438,588)	(26,760,718)	(7,028,690)	(3,945,775)	(18,198,451)	(19,896,818)
Annuity benefits	(12,324)	(21,076)	(18,788)	(18,619)	(62)	(55)	(11,583)	(21,242)
Annual contract maintenance charges (note 2)	(19,669)	(22,294)	(60,143)	(74,555)	(14,145)	(7,613)	(89,604)	(107,151)
Contingent deferred sales charges (note 2)	(15,149)	(31,366)	(67,393)	(116,401)	(52,219)	(26,843)	(97,860)	(145,788)
Adjustments to maintain reserves	1,336	2,286	138	5,890	5,761	(4,611)	192	4,943

Net equity transactions	(10,797,683)	(12,414,422)	(26,307,218)	(28,551,055)	(619,543)	16,961,428	(22,665,891)	(25,150,185)

Net change in contract owners’ equity	(4,398,056)	(6,601,425)	(31,360,449)	(17,381,925)	1,952,322	23,669,774	(20,813,695)	(19,760,058)
Contract owners’ equity beginning of period	48,225,750	54,827,175	129,804,579	147,186,504	50,847,151	27,177,377	115,882,378	135,642,436

Contract owners’ equity end of period	$43,827,694	48,225,750	98,444,130	129,804,579	52,799,473	50,847,151	95,068,683	115,882,378

CHANGES IN UNITS:
Beginning units	4,168,927	5,366,505	7,254,068	8,999,069	3,662,793	2,490,303	5,445,879	6,701,628

Units purchased	–	284	687,851	1,285,028	2,045,815	3,697,905	354,215	630,690
Units redeemed	(900,429)	(1,197,862)	(2,213,120)	(3,030,029)	(2,254,147)	(2,525,415)	(1,440,107)	(1,886,439)

Ending units	3,268,498	4,168,927	5,728,799	7,254,068	3,454,461	3,662,793	4,359,987	5,445,879

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryStkIx		DryStklxS		DryVIFApp		DryVIFAppS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,460,098	2,924,607	(56,107)	107,530	(778,048)	124,976	(338,817)	63,737
Realized gain (loss) on investments	(8,536,126)	(54,966,397)	946,681	885,752	1,255,483	164,682	248,173	79,967
Change in unrealized gain (loss) on investments	25,428,895	114,295,779	1,835,282	4,118,592	1,215,610	1,904,073	648,853	389,974
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	18,352,867	62,253,989	2,725,856	5,111,874	1,693,045	2,193,731	558,209	533,678

Equity transactions:
Purchase payments received from contract owners (note 3)	23,077,857	30,557,359	25,909,118	47,248,004	2,628,622	3,466,326	6,541,453	12,119,894
Transfers between funds	(35,043,262)	(22,625,507)	(1,818,250)	2,454,807	(2,805,052)	(2,970,305)	333,561	552,558
Redemptions (note 3)	(134,474,508)	(145,944,850)	(5,596,561)	(3,374,486)	(12,232,791)	(12,964,339)	(925,799)	(549,422)
Annuity benefits	(202,062)	(198,153)	–	–	(9,819)	(7,252)	–	–
Annual contract maintenance charges (note 2)	(358,356)	(410,351)	(12,250)	(4,059)	(32,997)	(38,306)	(1,999)	(586)
Contingent deferred sales charges (note 2)	(489,253)	(768,522)	(122,048)	(32,406)	(50,258)	(75,404)	(15,578)	(5,243)
Adjustments to maintain reserves	(1,633)	31,353	(3,232)	(178)	5,405	5,878	(1,323)	(341)

Net equity transactions	(147,491,217)	(139,358,671)	18,356,777	46,291,682	(12,496,890)	(12,583,402)	5,930,315	12,116,860

Net change in contract owners’ equity	(129,138,350)	(77,104,682)	21,082,633	51,403,556	(10,803,845)	(10,389,671)	6,488,524	12,650,538
Contract owners’ equity beginning of period	720,760,845	797,865,527	72,127,749	20,724,193	64,213,564	74,603,235	17,648,287	4,997,749

Contract owners’ equity end of period	$591,622,495	720,760,845	93,210,382	72,127,749	53,409,719	64,213,564	24,136,811	17,648,287

CHANGES IN UNITS:
Beginning units	27,047,637	32,699,415	5,049,202	1,563,084	4,990,800	6,013,001	1,357,385	396,749

Units purchased	1,677,383	4,431,556	2,570,164	5,040,702	707,935	975,633	795,798	1,167,696
Units redeemed	(7,245,804)	(10,083,334)	(1,277,579)	(1,554,584)	(1,669,130)	(1,997,834)	(338,536)	(207,060)

Ending units	21,479,216	27,047,637	6,341,787	5,049,202	4,029,605	4,990,800	1,814,647	1,357,385

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryVIFDevLdS		DryVIFGrInc		FedAmLeadS		FedCapApS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(75,258)	(64,642)	(10,712)	(71,735)	(8,208)	(12,050)	(24,756)	(35,486)
Realized gain (loss) on investments	69,456	137,009	(757,856)	(2,195,290)	55,258	17,677	96,605	59,775
Change in unrealized gain (loss) on investments	213,351	212,950	1,384,352	4,684,653	31,542	162,667	(68,802)	130,588
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	207,549	285,317	615,784	2,417,628	78,592	168,294	3,047	154,877

Equity transactions:
Purchase payments received from contract owners (note 3)	340,937	3,099,217	1,824,314	2,474,302	40,499	1,526,181	56,921	1,729,654
Transfers between funds	(12,352)	(94,830)	(1,705,305)	(1,023,582)	(129,083)	47,663	(249,632)	(440,926)
Redemptions (note 3)	(194,613)	(179,212)	(8,829,239)	(9,580,095)	(114,416)	(75,819)	(148,236)	(184,656)
Annuity benefits	(173)	–	(224)	(226)	–	–	–	–
Annual contract maintenance charges (note 2)	(725)	(302)	(26,347)	(31,009)	(477)	(279)	(443)	(214)
Contingent deferred sales charges (note 2)	(3,598)	(2,988)	(40,977)	(58,661)	(3,491)	(1,983)	(4,253)	(614)
Adjustments to maintain reserves	(549)	(96)	84	1,285	(184)	(53)	(244)	(95)

Net equity transactions	128,927	2,821,789	(8,777,694)	(8,217,986)	(207,152)	1,495,710	(345,887)	1,103,149

Net change in contract owners’ equity	336,476	3,107,106	(8,161,910)	(5,800,358)	(128,560)	1,664,004	(342,840)	1,258,026
Contract owners’ equity beginning of period	4,907,676	1,800,570	44,360,737	50,161,095	2,665,097	1,001,093	3,512,976	2,254,950

Contract owners’ equity end of period	$5,244,152	4,907,676	36,198,827	44,360,737	2,536,537	2,665,097	3,170,136	3,512,976

CHANGES IN UNITS:
Beginning units	327,297	131,238	3,540,729	4,245,970	191,712	77,357	262,174	177,660

Units purchased	48,071	322,947	241,061	421,266	6,938	128,870	23,332	131,758
Units redeemed	(35,903)	(126,888)	(949,625)	(1,126,507)	(21,121)	(14,515)	(48,796)	(47,244)

Ending units	339,465	327,297	2,832,165	3,540,729	177,529	191,712	236,710	262,174

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FedQualBd		FedQualBdS		FidVIPEI		FidVIPEIS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$572,028	868,253	737,170	434,340	3,815,760	3,013,617	(310,910)	(418,036)
Realized gain (loss) on investments	(242,685)	(168,474)	(78,025)	(136,254)	2,700,452	(2,155,951)	411,186	124,801
Change in unrealized gain (loss) on investments	(498,307)	(375,080)	(1,147,073)	(139,481)	(4,278,330)	98,829,939	1,526,065	7,186,414
Reinvested capital gains	149,710	273,895	255,075	198,383	37,979,470	4,312,706	3,420,101	126,654

Net increase (decrease) in contract owners’ equity resulting from operations	(19,254)	598,594	(232,853)	356,988	40,217,352	104,000,311	5,046,442	7,019,833

Equity transactions:
Purchase payments received from contract owners (note 3)	1,119,889	1,073,840	14,684,892	23,300,748	25,730,584	31,991,141	35,560,540	59,253,470
Transfers between funds	1,038,754	(2,922,787)	(757,240)	(2,128,691)	(23,757,087)	7,252,263	155,860	3,033,295
Redemptions (note 3)	(5,981,629)	(7,962,886)	(2,466,626)	(1,516,331)	(193,003,898)	(211,055,975)	(6,269,559)	(4,607,572)
Annuity benefits	(442)	–	–	–	(246,545)	(239,397)	–	–
Annual contract maintenance charges (note 2)	(9,017)	(10,422)	(4,322)	(2,131)	(478,027)	(536,218)	(11,801)	(3,873)
Contingent deferred sales charges (note 2)	(20,134)	(33,122)	(48,434)	(31,004)	(448,276)	(676,775)	(118,016)	(35,922)
Adjustments to maintain reserves	(286)	2,189	(2,596)	(783)	4,618	13,111	(5,050)	(278)

Net equity transactions	(3,852,865)	(9,853,188)	11,405,674	19,621,808	(192,198,631)	(173,251,850)	29,311,974	57,639,120

Net change in contract owners’ equity	(3,872,119)	(9,254,594)	11,172,821	19,978,796	(151,981,279)	(69,251,539)	34,358,416	64,658,953
Contract owners’ equity beginning of period	24,906,332	34,160,926	37,072,244	17,093,448	1,104,517,970	1,173,769,509	91,285,573	26,626,620

Contract owners’ equity end of period	$21,034,213	24,906,332	48,245,065	37,072,244	952,536,691	1,104,517,970	125,643,989	91,285,573

CHANGES IN UNITS:
Beginning units	2,208,926	3,097,044	3,548,586	1,665,638	29,628,395	35,119,867	6,134,314	1,963,742

Units purchased	495,518	794,244	1,824,415	3,672,219	1,273,402	2,788,063	3,230,424	5,059,567
Units redeemed	(838,287)	(1,682,362)	(724,548)	(1,789,271)	(6,790,177)	(8,279,535)	(1,263,367)	(888,995)

Ending units	1,866,157	2,208,926	4,648,453	3,548,586	24,111,620	29,628,395	8,101,371	6,134,314

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGr		FidVIPGrS2		FidVIPHI		FidVIPOv
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(7,205,541)	(11,644,375)	(598,729)	(467,574)	26,440,016	17,667,134	(999,858)	(194,021)
Realized gain (loss) on investments	(134,396,094)	(108,638,316)	442,720	381,703	2,701,744	18,405,813	8,228,128	4,458,572
Change in unrealized gain (loss) on investments	175,274,380	136,741,119	2,019,947	581,424	(26,706,292)	(18,406,950)	16,991,166	14,986,864
Reinvested capital gains	–	–	–	–	–	–	864,342	–

Net increase (decrease) in contract owners’ equity resulting from operations	33,672,745	16,458,428	1,863,938	495,553	2,435,468	17,665,997	25,083,778	19,251,415

Equity transactions:
Purchase payments received from contract owners (note 3)	31,458,045	41,879,741	8,683,463	30,924,735	5,028,165	6,548,801	37,336	3,636
Transfers between funds	(62,893,848)	(48,685,988)	(706,159)	(2,233,823)	(24,692,330)	(23,072,129)	(5,592,729)	(5,469,732)
Redemptions (note 3)	(170,666,868)	(192,968,575)	(2,276,480)	(2,119,423)	(39,628,101)	(55,935,422)	(26,927,568)	(29,467,531)
Annuity benefits	(299,575)	(330,057)	–	–	(38,056)	(51,197)	(34,062)	(33,870)
Annual contract maintenance charges (note 2)	(604,417)	(734,109)	(5,713)	(2,210)	(81,492)	(97,922)	(94,109)	(108,125)
Contingent deferred sales charges (note 2)	(582,021)	(953,919)	(51,421)	(21,594)	(88,509)	(154,112)	(58,100)	(98,926)
Adjustments to maintain reserves	(147,987)	(164,387)	(2,610)	(999)	4,199	9,900	10,558	3,792

Net equity transactions	(203,736,671)	(201,957,294)	5,641,080	26,546,686	(59,496,124)	(72,752,081)	(32,658,674)	(35,170,756)

Net change in contract owners’ equity	(170,063,926)	(185,498,866)	7,505,018	27,042,239	(57,060,656)	(55,086,084)	(7,574,896)	(15,919,341)
Contract owners’ equity beginning of period	1,023,045,636	1,208,544,502	41,622,162	14,579,923	228,293,547	283,379,631	172,176,352	188,095,693

Contract owners’ equity end of period	$852,981,710	1,023,045,636	49,127,180	41,622,162	171,232,891	228,293,547	164,601,456	172,176,352

CHANGES IN UNITS:
Beginning units	24,907,685	30,857,133	3,015,154	1,072,088	12,101,014	16,497,401	8,332,810	10,235,114

Units purchased	1,030,707	2,053,012	1,218,317	3,418,659	5,254,343	7,377,559	25	–
Units redeemed	(6,444,898)	(8,002,460)	(811,878)	(1,475,593)	(8,536,960)	(11,773,946)	(1,568,600)	(1,902,304)

Ending units	19,493,494	24,907,685	3,421,593	3,015,154	8,818,397	12,101,014	6,764,235	8,332,810

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPOvR		FidVIPOvS2		FidVIPOvS2R		FidVIPAM
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(350,927)	(145,954)	(75,511)	(50,976)	(263,385)	(92,682)	5,294,302	6,268,238
Realized gain (loss) on investments	2,586,032	1,599,233	208,968	593,459	114,139	85,738	(8,187,531)	(12,208,798)
Change in unrealized gain (loss) on investments	6,610,885	3,992,028	1,081,051	271,058	4,845,812	1,821,536	10,935,053	21,452,930
Reinvested capital gains	282,927	–	47,840	–	93,573	–	127,871	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,128,917	5,445,307	1,262,348	813,541	4,790,139	1,814,592	8,169,695	15,512,370

Equity transactions:
Purchase payments received from contract owners (note 3)	6,574,925	7,410,670	421	6,239,790	12,219,757	10,474,979	9,493,183	12,634,070
Transfers between funds	2,128,862	13,289,815	(1,646,934)	(7,953,260)	2,515,169	4,175,751	(11,146,131)	(14,794,414)
Redemptions (note 3)	(10,607,658)	(10,021,565)	(565,644)	(794,253)	(1,025,620)	(350,421)	(64,620,693)	(75,046,362)
Annuity benefits	(559)	(227)	–	–	–	–	(78,208)	(81,199)
Annual contract maintenance charges (note 2)	(20,206)	(18,065)	(1,064)	(600)	(1,901)	(196)	(207,933)	(245,370)
Contingent deferred sales charges (note 2)	(49,200)	(46,299)	(14,223)	(9,423)	(17,227)	(1,115)	(146,487)	(213,800)
Adjustments to maintain reserves	207	3,397	(179)	328	(901)	(136)	(1,427)	29,657

Net equity transactions	(1,973,629)	10,617,726	(2,227,623)	(2,517,418)	13,689,277	14,298,862	(66,707,696)	(77,717,418)

Net change in contract owners’ equity	7,155,288	16,063,033	(965,275)	(1,703,877)	18,479,416	16,113,454	(58,538,001)	(62,205,048)
Contract owners’ equity beginning of period	54,965,437	38,902,404	9,439,417	11,143,294	16,113,454	–	388,220,520	450,425,568

Contract owners’ equity end of period	$62,120,725	54,965,437	8,474,142	9,439,417	34,592,870	16,113,454	329,682,519	388,220,520

CHANGES IN UNITS:
Beginning units	4,483,379	3,556,585	579,313	759,076	1,455,683	–	15,144,673	18,528,814

Units purchased	1,258,572	2,818,984	24	876,711	1,560,057	1,903,633	461,071	893,001
Units redeemed	(1,432,059)	(1,892,190)	(133,547)	(1,056,474)	(344,429)	(447,950)	(3,195,928)	(4,277,142)

Ending units	4,309,892	4,483,379	445,790	579,313	2,671,311	1,455,683	12,409,816	15,144,673

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPCon		FidVIPConS2		FidVIPIGBdS		FidVIPIGBdS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(7,498,947)	(7,091,100)	(2,400,544)	(919,853)	240,709	118,292	716,568	198,451
Realized gain (loss) on investments	7,558,635	(1,836,919)	1,845,527	1,076,578	(190,489)	(133,298)	(115,543)	(53,849)
Change in unrealized gain (loss) on investments	102,741,772	100,203,821	25,202,978	10,692,291	(224,674)	108,757	(1,312,352)	174,828
Reinvested capital gains	134,237	–	22,995	–	265,718	164,257	927,732	433,366

Net increase (decrease) in contract owners’ equity resulting from operations	102,935,697	91,275,802	24,670,956	10,849,016	91,264	258,008	216,405	752,796

Equity transactions:
Purchase payments received from contract owners (note 3)	23,058,541	24,929,526	78,629,986	69,808,498	1,469,156	854,807	22,108,870	26,452,930
Transfers between funds	38,737,156	24,596,526	20,492,004	13,942,836	8,046,820	7,601,882	6,285,707	2,063,116
Redemptions (note 3)	(137,637,254)	(135,175,013)	(7,891,852)	(3,879,378)	(4,641,892)	(1,926,167)	(3,185,926)	(1,210,115)
Annuity benefits	(119,773)	(89,159)	(398)	–	(1,057)	–	–	–
Annual contract maintenance charges (note 2)	(331,156)	(340,688)	(15,077)	(3,868)	(4,126)	(2,050)	(4,364)	(1,477)
Contingent deferred sales charges (note 2)	(408,028)	(526,648)	(138,688)	(49,280)	(10,901)	(3,986)	(45,047)	(13,228)
Adjustments to maintain reserves	45,696	27,061	(6,670)	(1,802)	(976)	237	(2,796)	(372)

Net equity transactions	(76,654,818)	(86,578,395)	91,069,305	79,817,006	4,857,024	6,524,723	25,156,444	27,290,854

Net change in contract owners’ equity	26,280,879	4,697,407	115,740,261	90,666,022	4,948,288	6,782,731	25,372,849	28,043,650
Contract owners’ equity beginning of period	726,385,170	721,687,763	113,908,694	23,242,672	11,254,188	4,471,457	39,157,892	11,114,242

Contract owners’ equity end of period	$752,666,049	726,385,170	229,648,955	113,908,694	16,202,476	11,254,188	64,530,741	39,157,892

CHANGES IN UNITS:
Beginning units	27,634,632	31,289,245	7,550,491	1,746,863	1,079,916	441,619	3,702,374	1,078,745

Units purchased	3,778,671	4,081,487	7,967,332	6,981,015	1,229,890	1,277,425	3,421,090	3,296,738
Units redeemed	(6,610,840)	(7,736,100)	(2,255,784)	(1,177,387)	(767,998)	(639,128)	(1,033,727)	(673,109)

Ending units	24,802,463	27,634,632	13,262,039	7,550,491	1,541,808	1,079,916	6,089,737	3,702,374

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGrOp		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(140,350)	(351,372)	(1,703,007)	(617,672)	(265,708)	(356,877)	(343,579)	(261,146)
Realized gain (loss) on investments	467,982	(1,061,372)	1,144,981	527,059	359,474	1,222,664	120,126	730,356
Change in unrealized gain (loss) on investments	2,220,410	3,676,617	16,761,654	10,137,132	(1,114,326)	971,250	(171,856)	1,542,855
Reinvested capital gains	–	–	1,286,463	–	783,331	69,618	653,076	36,218

Net increase (decrease) in contract owners’ equity resulting from operations	2,548,042	2,263,873	17,490,091	10,046,519	(237,229)	1,906,655	257,767	2,048,283

Equity transactions:
Purchase payments received from contract owners (note 3)	1,560,528	2,091,452	45,045,687	45,801,911	1,222,693	1,850,878	5,453,593	15,944,260
Transfers between funds	(89,815)	(1,872,927)	18,800,913	2,192,665	(4,617,422)	2,774,717	(2,856,363)	(5,550,319)
Redemptions (note 3)	(8,764,536)	(7,518,641)	(4,954,696)	(1,681,586)	(4,724,043)	(4,726,637)	(1,113,002)	(1,214,729)
Annuity benefits	(9,189)	(9,967)	(559)	–	(153)	–	–	–
Annual contract maintenance charges (note 2)	(25,587)	(29,983)	(8,728)	(1,968)	(8,364)	(10,497)	(2,616)	(1,405)
Contingent deferred sales charges (note 2)	(38,283)	(51,930)	(103,123)	(37,526)	(15,763)	(21,366)	(31,610)	(21,484)
Adjustments to maintain reserves	(9,578)	(1,181)	(4,315)	(2,601)	(96)	1,056	(1,359)	(3,186)

Net equity transactions	(7,376,460)	(7,393,177)	58,775,179	46,270,895	(8,143,148)	(131,849)	1,448,643	9,153,137

Net change in contract owners’ equity	(4,828,418)	(5,129,304)	76,265,270	56,317,414	(8,380,377)	1,774,806	1,706,410	11,201,420
Contract owners’ equity beginning of period	43,182,285	48,311,589	69,828,007	13,510,593	25,716,534	23,941,728	21,344,299	10,142,879

Contract owners’ equity end of period	$38,353,867	43,182,285	146,093,277	69,828,007	17,336,157	25,716,534	23,050,709	21,344,299

CHANGES IN UNITS:
Beginning units	4,326,389	5,119,061	3,994,345	952,250	1,973,235	2,066,461	1,160,567	612,598

Units purchased	469,537	576,726	4,433,881	4,044,868	726,725	2,489,295	528,223	1,337,552
Units redeemed	(1,218,886)	(1,369,398)	(1,235,148)	(1,002,773)	(1,386,199)	(2,582,521)	(444,482)	(789,583)

Ending units	3,577,040	4,326,389	7,193,078	3,994,345	1,313,761	1,973,235	1,244,308	1,160,567

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPFree10S2		FidVIPFree20S2		FidVIPFree30S2		FidVIPNtRsS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$551	–	7,017	–	(4,888)	–	(23,749)	–
Realized gain (loss) on investments	5,892	–	21,517	–	18,906	–	184,207	–
Change in unrealized gain (loss) on investments	152,590	–	435,693	–	270,593	–	407,743	–
Reinvested capital gains	–	–	–	–	–	–	668,549	–

Net increase (decrease) in contract owners’ equity resulting from operations	159,033	–	464,227	–	284,611	–	1,236,750	–

Equity transactions:
Purchase payments received from contract owners (note 3)	3,116,444	–	4,952,748	–	3,374,797	–	5,050,836	–
Transfers between funds	5,983,805	–	10,655,185	–	3,366,232	–	8,414,484	–
Redemptions (note 3)	(186,756)	–	(162,141)	–	(25,643)	–	(257,832)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(8)	–	(63)	–	(32)	–	(337)	–
Contingent deferred sales charges (note 2)	(771)	–	(1,313)	–	(656)	–	(3,817)	–
Adjustments to maintain reserves	(202)	–	(366)	–	(239)	–	(366)	–

Net equity transactions	8,912,512	–	15,444,050	–	6,714,459	–	13,202,968	–

Net change in contract owners’ equity	9,071,545	–	15,908,277	–	6,999,070	–	14,439,718	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$9,071,545	–	15,908,277	–	6,999,070	–	14,439,718	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	871,837	–	1,481,761	–	631,313	–	1,250,909	–
Units redeemed	(20,188)	–	(31,562)	–	(4,909)	–	(170,466)	–

Ending units	851,649	–	1,450,199	–	626,404	–	1,080,443	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FICapAp		FICoreEq		FrVIPRisDiv2		FrVIPSmCapV2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(986)	(867)	(5,664)	(4,357)	(771,011)	(456,257)	(288,917)	(190,204)
Realized gain (loss) on investments	37	(1,086)	(5,219)	(4,519)	1,136,116	125,662	1,153,999	63,694
Change in unrealized gain (loss) on investments	(1,723)	3,034	(40,167)	31,232	1,885,963	5,393,566	1,771,708	3,528,737
Reinvested capital gains	3,525	3,090	14,212	–	637,282	576,665	235,179	–

Net increase (decrease) in contract owners’ equity resulting from operations	853	4,171	(36,838)	22,356	2,888,350	5,639,636	2,871,969	3,402,227

Equity transactions:
Purchase payments received from contract owners (note 3)	2,865	75,024	–	796,495	44,446,038	57,726,882	17,346,766	14,121,242
Transfers between funds	(2,070)	(24,800)	(65,261)	(21,464)	(1,469,209)	3,159,303	446,351	4,125,655
Redemptions (note 3)	(809)	(81)	(14,714)	(51,587)	(5,493,806)	(2,438,592)	(2,002,381)	(633,242)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(8,537)	(2,463)	(3,237)	(891)
Contingent deferred sales charges (note 2)	(19)	–	(171)	–	(139,676)	(22,833)	(59,277)	(18,378)
Adjustments to maintain reserves	(10)	(14)	838	(26,200)	(6,159)	(811)	(597)	562

Net equity transactions	(43)	50,129	(79,308)	697,244	37,328,651	58,421,486	15,727,625	17,594,948

Net change in contract owners’ equity	810	54,300	(116,146)	719,600	40,217,001	64,061,122	18,599,594	20,997,175
Contract owners’ equity beginning of period	54,300	–	720,213	613	82,208,252	18,147,130	26,753,540	5,756,365

Contract owners’ equity end of period	$55,110	54,300	604,067	720,213	122,425,253	82,208,252	45,353,134	26,753,540

CHANGES IN UNITS:
Beginning units	4,651	–	63,802	56	5,740,207	1,384,163	1,537,632	401,638

Units purchased	269	6,952	617	94,662	4,492,929	5,031,653	1,493,448	1,307,660
Units redeemed	(254)	(2,301)	(8,159)	(30,916)	(1,834,327)	(675,609)	(598,905)	(171,666)

Ending units	4,666	4,651	56,260	63,802	8,398,809	5,740,207	2,432,175	1,537,632

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(25,070)	–	(39,210)	(45,678)	(80,568)	(40,466)	(867)	–
Realized gain (loss) on investments	24,393	–	284,548	796,972	121,340	8,420	(14,553)	–
Change in unrealized gain (loss) on investments	672,865	–	629,424	1,010,145	2,613,664	1,541,684	8,895	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	672,188	–	874,762	1,761,439	2,654,436	1,509,638	(6,525)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	3,581,287	–	6,940	7,875,351	18,402,720	9,473,212	3,390,932	–
Transfers between funds	3,349,632	–	(1,427,534)	(5,347,016)	5,245,264	3,268,457	1,632,776	–
Redemptions (note 3)	(147,946)	–	(552,871)	(426,452)	(1,159,962)	(172,771)	(109,611)	–
Annuity benefits	–	–	(377)	–	–	–	–	–
Annual contract maintenance charges (note 2)	(57)	–	(986)	(627)	(1,664)	(112)	(8)	–
Contingent deferred sales charges (note 2)	(212)	–	(13,830)	(5,078)	(18,337)	(2,062)	(5,384)	–
Adjustments to maintain reserves	(139)	–	(862)	(355)	(1,387)	639	227	–

Net equity transactions	6,782,565	–	(1,989,520)	2,095,823	22,466,634	12,567,363	4,908,932	–

Net change in contract owners’ equity	7,454,753	–	(1,114,758)	3,857,262	25,121,070	14,077,001	4,902,407	–
Contract owners’ equity beginning of period	–	–	12,142,293	8,285,031	14,077,001	–	–	–

Contract owners’ equity end of period	$7,454,753	–	11,027,535	12,142,293	39,198,071	14,077,001	4,902,407	–

CHANGES IN UNITS:
Beginning units	–	–	759,444	604,314	1,223,594	–	–	–

Units purchased	651,651	–	35	1,705,862	2,256,842	1,279,566	545,461	–
Units redeemed	(63,038)	–	(124,643)	(1,550,732)	(335,825)	(55,972)	(44,274)	–

Ending units	588,613	–	634,836	759,444	3,144,611	1,223,594	501,187	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIntVal2		GVITIntVal3		GVITIntVal6		GVITMidCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(10,621)	26,930	14,918	103,916	(61,280)	(4,188)	(452,789)	(861,257)
Realized gain (loss) on investments	145,726	62,280	870,752	244,394	786,687	6,863	6,249,012	4,772,088
Change in unrealized gain (loss) on investments	63,675	369,281	573,535	1,796,096	1,314,194	1,110,859	(1,219,258)	7,263,636
Reinvested capital gains	101,555	–	890,529	–	1,103,219	–	8,011,102	2,822,175

Net increase (decrease) in contract owners’ equity resulting from operations	300,335	458,491	2,349,734	2,144,406	3,142,820	1,113,534	12,588,067	13,996,642

Equity transactions:
Purchase payments received from contract owners (note 3)	1,088	2,311,520	1,266,686	724,862	12,629,103	7,343,351	15,561,233	23,734,526
Transfers between funds	(740,934)	(399,015)	6,961,123	13,685,546	12,032,167	2,863,587	8,097,404	11,893,590
Redemptions (note 3)	(68,819)	(75,825)	(4,657,986)	(1,843,183)	(1,330,437)	(126,059)	(19,834,199)	(18,134,666)
Annuity benefits	–	–	(888)	–	–	–	(6,136)	(1,920)
Annual contract maintenance charges (note 2)	(297)	(136)	(7,603)	(3,815)	(1,786)	(112)	(39,673)	(35,803)
Contingent deferred sales charges (note 2)	(519)	(688)	(10,395)	(5,005)	(19,098)	(1,168)	(93,109)	(72,753)
Adjustments to maintain reserves	(24,690)	14,383	(25,402)	12,035	(2,504)	205	524	(8,504)

Net equity transactions	(834,171)	1,850,239	3,525,535	12,570,440	23,307,445	10,079,804	3,686,044	17,374,470

Net change in contract owners’ equity	(533,836)	2,308,730	5,875,269	14,714,846	26,450,265	11,193,338	16,274,111	31,371,112
Contract owners’ equity beginning of period	3,356,473	1,047,743	17,968,143	3,253,297	11,193,338	–	124,447,453	93,076,341

Contract owners’ equity end of period	$2,822,637	3,356,473	23,843,412	17,968,143	37,643,603	11,193,338	140,721,564	124,447,453

CHANGES IN UNITS:
Beginning units	207,842	77,090	1,098,371	237,590	975,961	–	9,133,807	8,099,016

Units purchased	840	617,009	956,263	1,195,916	3,012,868	1,069,607	3,785,092	5,106,990
Units redeemed	(49,624)	(486,257)	(737,510)	(335,135)	(1,005,682)	(93,646)	(3,716,526)	(4,072,199)

Ending units	159,058	207,842	1,317,124	1,098,371	2,983,147	975,961	9,202,373	9,133,807

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITEmMrkts		GVITEmMrkts2		GVITEmMrkts3		GVITEmMrkts6
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(8,536)	(7,216)	(63,913)	(53,583)	(217,368)	(45,779)	(170,703)	26,282
Realized gain (loss) on investments	101,716	138,964	177,295	364,812	694,520	1,571,221	313,623	2,545
Change in unrealized gain (loss) on investments	122,707	(37,562)	896,157	(138,538)	4,489,060	(1,094,300)	2,678,577	438,528
Reinvested capital gains	103,842	101,463	500,081	491,257	3,544,526	1,600,469	2,164,613	572,275

Net increase (decrease) in contract owners’ equity resulting from operations	319,729	195,649	1,509,620	663,948	8,510,738	2,031,611	4,986,110	1,039,630

Equity transactions:
Purchase payments received from contract owners (note 3)	–	(16)	350	4,015,603	1,891,773	1,378,227	8,801,497	4,796,909
Transfers between funds	(47,460)	(498,207)	(1,335,279)	(1,945,843)	19,706,774	8,554,924	6,714,360	2,362,345
Redemptions (note 3)	(241,617)	(231,793)	(369,359)	(1,438,344)	(5,112,847)	(3,769,371)	(1,094,694)	(101,231)
Annuity benefits	–	–	–	–	(1,232)	–	–	–
Annual contract maintenance charges (note 2)	(648)	(842)	(1,027)	(666)	(12,657)	(8,051)	(1,787)	(129)
Contingent deferred sales charges (note 2)	(308)	(1,239)	(6,289)	(10,448)	(18,405)	(12,399)	(31,408)	(1,077)
Adjustments to maintain reserves	(15)	160	(251)	103	(4,692)	2,161	(1,215)	(13)

Net equity transactions	(290,048)	(731,937)	(1,711,855)	620,405	16,448,714	6,145,491	14,386,753	7,056,804

Net change in contract owners’ equity	29,681	(536,288)	(202,235)	1,284,353	24,959,452	8,177,102	19,372,863	8,096,434
Contract owners’ equity beginning of period	1,210,001	1,746,289	6,083,130	4,798,777	20,303,030	12,125,928	8,096,434	–

Contract owners’ equity end of period	$1,239,682	1,210,001	5,880,895	6,083,130	45,262,482	20,303,030	27,469,297	8,096,434

CHANGES IN UNITS:
Beginning units	91,659	157,661	308,910	289,997	1,392,714	991,282	690,336	–

Units purchased	–	91	670	661,038	1,692,588	1,804,704	1,505,826	833,395
Units redeemed	(19,925)	(66,093)	(80,252)	(642,125)	(714,422)	(1,403,272)	(400,703)	(143,059)

Ending units	71,734	91,659	229,328	308,910	2,370,880	1,392,714	1,795,459	690,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITFHiInc		GVITFHiInc3		GVITGlFin2		GVITGlFin3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,707,340	1,639,708	617,486	–	4,558	(4,921)	14,459	9,943
Realized gain (loss) on investments	201,185	225,294	69,009	–	7,008	35,566	33,330	228,520
Change in unrealized gain (loss) on investments	(1,844,800)	547,249	(324,625)	–	(32,580)	93,238	(215,818)	110,943
Reinvested capital gains	–	–	–	–	161,050	112,984	332,913	342,461

Net increase (decrease) in contract owners’ equity resulting from operations	63,725	2,412,251	361,870	–	140,036	236,867	164,884	691,867

Equity transactions:
Purchase payments received from contract owners (note 3)	6,015,345	18,599,213	6,850,137	–	–	1,246,677	86,735	242,492
Transfers between funds	(16,730,480)	(2,742,096)	10,532,098	–	(260,666)	(439,031)	(1,645,979)	3,997,076
Redemptions (note 3)	(1,527,318)	(1,384,253)	(510,450)	–	(70,671)	(119,144)	(648,781)	(1,395,334)
Annuity benefits	(887)	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,844)	(1,728)	(290)	–	(259)	(173)	(1,294)	(2,027)
Contingent deferred sales charges (note 2)	(26,899)	(19,451)	(6,443)	–	(2,588)	(5,207)	(1,477)	(2,380)
Adjustments to maintain reserves	(1,284)	52	(392)	–	(129)	(142)	(81)	773

Net equity transactions	(12,274,367)	14,451,737	16,864,660	–	(334,313)	682,980	(2,210,877)	2,840,600

Net change in contract owners’ equity	(12,210,642)	16,863,988	17,226,530	–	(194,277)	919,847	(2,045,993)	3,532,467
Contract owners’ equity beginning of period	36,076,240	19,212,252	–	–	1,878,091	958,244	5,747,991	2,215,524

Contract owners’ equity end of period	$23,865,598	36,076,240	17,226,530	–	1,683,814	1,878,091	3,701,998	5,747,991

CHANGES IN UNITS:
Beginning units	2,793,276	1,610,041	–	–	111,302	67,705	401,465	184,883

Units purchased	1,094,480	4,801,647	2,286,471	–	–	147,346	130,161	563,523
Units redeemed	(2,052,675)	(3,618,412)	(635,667)	–	(19,811)	(103,749)	(295,919)	(346,941)

Ending units	1,835,081	2,793,276	1,650,804	–	91,491	111,302	235,707	401,465

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGlHlth2		GVITGlHlth3		GVITGlHlth6		GVITGlTech
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(42,450)	(53,370)	(121,437)	(122,218)	(122,451)	(31,794)	(8,206)	(12,417)
Realized gain (loss) on investments	45,412	(34,913)	117,185	(151,465)	121,941	(75,613)	(327)	13,593
Change in unrealized gain (loss) on investments	(117,330)	186,471	(324,678)	315,721	(562,532)	221,259	(25,053)	24,937
Reinvested capital gains	290,661	18,187	990,398	34,655	1,070,723	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	176,293	116,375	661,468	76,693	507,681	113,852	(33,586)	26,113

Equity transactions:
Purchase payments received from contract owners (note 3)	2,118	1,714,468	601,310	656,691	3,447,159	3,170,959	–	(229)
Transfers between funds	(603,797)	(730,219)	758,209	3,188,982	1,813,584	1,823,092	(74,817)	(100,957)
Redemptions (note 3)	(200,933)	(122,813)	(2,292,797)	(1,985,148)	(457,155)	(115,774)	(110,761)	(274,206)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(495)	(400)	(3,834)	(4,026)	(789)	(116)	(628)	(787)
Contingent deferred sales charges (note 2)	(11,535)	(3,470)	(8,844)	(6,002)	(9,881)	(1,533)	(277)	(348)
Adjustments to maintain reserves	(219)	(66)	(48)	1,811	(701)	(88)	(2)	(19)

Net equity transactions	(814,861)	857,500	(946,004)	1,852,308	4,792,217	4,876,540	(186,485)	(376,546)

Net change in contract owners’ equity	(638,568)	973,875	(284,536)	1,929,001	5,299,898	4,990,392	(220,071)	(350,433)
Contract owners’ equity beginning of period	3,205,101	2,231,226	8,950,781	7,021,780	4,990,392	–	833,304	1,183,737

Contract owners’ equity end of period	$2,566,533	3,205,101	8,666,245	8,950,781	10,290,290	4,990,392	613,233	833,304

CHANGES IN UNITS:
Beginning units	219,080	161,686	753,248	628,781	506,914	–	275,982	403,612

Units purchased	373	178,581	416,372	1,036,043	765,468	657,993	6	90
Units redeemed	(54,754)	(121,187)	(488,031)	(911,576)	(290,892)	(151,079)	(69,142)	(127,720)

Ending units	164,699	219,080	681,589	753,248	981,490	506,914	206,846	275,982

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGlTech2		GVITGlTech3		GVITGlTech6		GVITGlUtl2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(25,651)	(55,441)	(64,464)	(108,555)	(42,899)	(14,885)	2,265	(6,487)
Realized gain (loss) on investments	(153,994)	(41,292)	(462,329)	566,483	19,038	(6,293)	62,194	111,530
Change in unrealized gain (loss) on investments	49,654	(96,487)	273,599	(772,856)	1,513	242,819	(146,713)	103,604
Reinvested capital gains	–	–	–	–	–	–	127,171	44,675

Net increase (decrease) in contract owners’ equity resulting from operations	(129,991)	(193,220)	(253,194)	(314,928)	(22,348)	221,641	44,917	253,322

Equity transactions:
Purchase payments received from contract owners (note 3)	634	2,780,537	360,487	724,658	1,190,478	1,469,567	–	328,764
Transfers between funds	(633,094)	(3,563,813)	(1,213,508)	(2,008,379)	(190,482)	1,073,032	(153,616)	(498,269)
Redemptions (note 3)	(67,185)	(145,730)	(913,030)	(1,380,847)	(132,683)	(48,897)	(53,046)	(108,880)
Annuity benefits	–	–	(957)	–	–	–	–	–
Annual contract maintenance charges (note 2)	(493)	(602)	(2,827)	(4,231)	(358)	(118)	(139)	(111)
Contingent deferred sales charges (note 2)	(1,424)	(6,494)	(7,557)	(7,470)	(1,174)	(1,454)	(1,919)	(486)
Adjustments to maintain reserves	(369)	(168)	1,374	4,676	(958)	(98)	(98)	(10)

Net equity transactions	(701,931)	(936,270)	(1,776,018)	(2,671,593)	864,823	2,492,032	(208,818)	(278,992)

Net change in contract owners’ equity	(831,922)	(1,129,490)	(2,029,212)	(2,986,521)	842,475	2,713,673	(163,901)	(25,670)
Contract owners’ equity beginning of period	2,408,354	3,537,844	6,459,815	9,446,336	2,713,673	–	1,066,556	1,092,226

Contract owners’ equity end of period	$1,576,432	2,408,354	4,430,603	6,459,815	3,556,148	2,713,673	902,655	1,066,556

CHANGES IN UNITS:
Beginning units	153,937	231,676	575,407	865,791	250,218	–	67,201	87,903

Units purchased	70	205,570	293,468	556,602	259,368	296,365	–	31,010
Units redeemed	(50,905)	(283,309)	(469,124)	(846,986)	(174,386)	(46,147)	(12,824)	(51,712)

Ending units	103,102	153,937	399,751	575,407	335,200	250,218	54,377	67,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGlUtl3		GVITGvtBd		GVITGrowth		GVITIDAgg2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$52,084	12,525	6,426,449	12,850,339	(953,153)	(888,007)	405,279	463,880
Realized gain (loss) on investments	752,229	282,150	(1,038,940)	292,359	(1,376,619)	(8,581,531)	341,025	289,171
Change in unrealized gain (loss) on investments	(1,321,867)	589,683	(751,941)	(13,994,115)	5,877,457	14,814,040	17,114,788	15,565,323
Reinvested capital gains	943,328	325,940	490,924	6,397,478	–	–	7,759,032	3,511,878

Net increase (decrease) in contract owners’ equity resulting from operations	425,774	1,210,298	5,126,492	5,546,061	3,547,685	5,344,502	25,620,124	19,830,252

Equity transactions:
Purchase payments received from contract owners (note 3)	273,357	184,791	28,859,103	38,028,300	3,295,591	4,438,352	140,003,314	183,113,225
Transfers between funds	(7,928)	6,362,164	12,171,476	(38,899,044)	(4,551,367)	(5,795,404)	83,352,646	7,378,181
Redemptions (note 3)	(2,225,073)	(1,157,585)	(55,657,285)	(66,697,992)	(15,406,386)	(14,057,855)	(21,795,812)	(9,782,210)
Annuity benefits	–	–	(68,304)	(107,384)	(22,988)	(25,631)	–	–
Annual contract maintenance charges (note 2)	(2,522)	(930)	(118,276)	(141,464)	(75,762)	(86,925)	(41,324)	(11,872)
Contingent deferred sales charges (note 2)	(4,174)	(2,000)	(249,818)	(295,133)	(68,243)	(92,334)	(361,117)	(115,072)
Adjustments to maintain reserves	(81)	(110)	670	(167,578)	396	7,544	(29,295)	289

Net equity transactions	(1,966,421)	5,386,330	(15,062,434)	(68,280,295)	(16,828,759)	(15,612,253)	201,128,412	180,582,541

Net change in contract owners’ equity	(1,540,647)	6,596,628	(9,935,942)	(62,734,234)	(13,281,074)	(10,267,751)	226,748,536	200,412,793
Contract owners’ equity beginning of period	7,825,622	1,228,994	288,025,358	350,759,592	85,436,368	95,704,119	229,534,791	29,121,998

Contract owners’ equity end of period	$6,284,975	7,825,622	278,089,416	288,025,358	72,155,294	85,436,368	456,283,327	229,534,791

CHANGES IN UNITS:
Beginning units	578,802	116,517	13,067,914	14,721,778	5,607,355	6,721,760	15,370,206	2,319,152

Units purchased	390,356	680,816	5,524,040	5,979,394	330,122	471,194	16,852,360	15,417,302
Units redeemed	(526,794)	(218,531)	(4,590,238)	(7,633,258)	(1,447,244)	(1,585,599)	(3,570,757)	(2,366,248)

Ending units	442,364	578,802	14,001,716	13,067,914	4,490,233	5,607,355	28,651,809	15,370,206

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDCon2		GVITIDMod2		GVITIDModAg2		GVITIDModCon2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,383,292	723,536	5,496,477	2,487,397	2,956,996	1,228,102	2,446,272	1,121,821
Realized gain (loss) on investments	448,982	418,246	1,918,501	88,334	683,390	148,502	1,428,287	246,181
Change in unrealized gain (loss) on investments	(2,415,789)	636,607	8,746,714	26,949,139	20,443,897	25,270,977	(1,190,726)	5,598,080
Reinvested capital gains	2,550,231	765,855	12,933,987	1,641,809	14,253,753	4,198,248	4,297,554	740,664

Net increase (decrease) in contract owners’ equity resulting from operations	1,966,716	2,544,244	29,095,679	31,166,679	38,338,036	30,845,829	6,981,387	7,706,746

Equity transactions:
Purchase payments received from contract owners (note 3)	33,911,585	67,529,639	258,377,964	349,787,304	252,670,900	298,505,911	86,010,910	115,811,050
Transfers between funds	781,660	2,297,687	181,997,336	30,481,564	146,985,637	15,150,932	16,080,177	11,275,164
Redemptions (note 3)	(15,158,240)	(10,159,221)	(59,999,962)	(28,799,138)	(38,251,668)	(18,573,294)	(18,091,468)	(9,839,378)
Annuity benefits	(755)	–	(3,447)	(1,886)	–	–	(3,853)	(3,797)
Annual contract maintenance charges (note 2)	(16,854)	(8,090)	(96,466)	(34,534)	(91,862)	(27,204)	(30,457)	(11,894)
Contingent deferred sales charges (note 2)	(224,195)	(175,643)	(980,473)	(268,825)	(714,710)	(189,674)	(255,627)	(98,406)
Adjustments to maintain reserves	(5,440)	(214)	(43,193)	(13,487)	(38,322)	(12,952)	(9,891)	3,134

Net equity transactions	19,287,761	59,484,158	379,251,759	351,150,998	360,559,975	294,853,719	83,699,791	117,135,873

Net change in contract owners’ equity	21,254,477	62,028,402	408,347,438	382,317,677	398,898,011	325,699,548	90,681,178	124,842,619
Contract owners’ equity beginning of period	97,796,092	35,767,690	503,667,527	121,349,850	404,519,632	78,820,084	171,623,591	46,780,972

Contract owners’ equity end of period	$119,050,569	97,796,092	912,014,965	503,667,527	803,417,643	404,519,632	262,304,769	171,623,591

CHANGES IN UNITS:
Beginning units	8,879,736	3,354,319	39,171,967	10,453,015	28,932,284	6,494,549	14,377,462	4,202,278

Units purchased	4,846,234	7,713,978	38,670,877	34,576,156	31,664,782	26,555,433	10,813,205	12,185,059
Units redeemed	(3,095,007)	(2,188,561)	(9,808,406)	(5,857,204)	(6,410,305)	(4,117,698)	(3,852,862)	(2,009,875)

Ending units	10,630,963	8,879,736	68,034,438	39,171,967	54,186,761	28,932,284	21,337,805	14,377,462

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIntGro		GVITIntGro3		GVITJPBal		GVITMdCpGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(390)	(705)	(18,110)	(6,857)	15,683	4,187	(195,360)	(193,655)
Realized gain (loss) on investments	1,253	3,300	326,177	432,215	35,075	2,215	1,333,238	1,234,267
Change in unrealized gain (loss) on investments	31,569	11,573	1,661,605	(10,095)	(9,376)	41,329	(76,143)	792,411
Reinvested capital gains	326	–	28,253	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	32,758	14,168	1,997,925	415,263	41,382	47,731	1,061,735	1,833,023

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	527,101	188,742	472,485	276,853	1,011,377	1,092,179
Transfers between funds	(622)	(14,845)	7,324,401	1,769,874	1,638,873	579,751	2,001,803	(3,016,020)
Redemptions (note 3)	(1,913)	(17,057)	(1,177,450)	(594,886)	(529,804)	(25,608)	(3,071,893)	(2,756,107)
Annuity benefits	–	–	(3,577)	(2,663)	–	–	(2,926)	(1,767)
Annual contract maintenance charges (note 2)	(91)	(166)	(1,713)	(848)	(1,021)	(42)	(7,022)	(7,063)
Contingent deferred sales charges (note 2)	(44)	(436)	(1,761)	(969)	(1,033)	(20)	(16,473)	(12,978)
Adjustments to maintain reserves	68	79	29	(172)	(16)	(22)	1,352	538

Net equity transactions	(2,602)	(32,425)	6,667,030	1,359,078	1,579,484	830,912	(83,782)	(4,701,218)

Net change in contract owners’ equity	30,156	(18,257)	8,664,955	1,774,341	1,620,866	878,643	977,953	(2,868,195)
Contract owners’ equity beginning of period	116,027	134,284	4,086,433	2,312,092	878,643	–	14,997,288	17,865,483

Contract owners’ equity end of period	$146,183	116,027	12,751,388	4,086,433	2,499,509	878,643	15,975,241	14,997,288

CHANGES IN UNITS:
Beginning units	15,800	20,616	348,335	222,505	82,004	–	2,756,609	3,739,814

Units purchased	–	–	736,675	323,066	228,081	93,512	1,697,977	1,581,149
Units redeemed	(314)	(4,816)	(237,294)	(197,236)	(79,514)	(11,508)	(1,746,785)	(2,564,354)

Ending units	15,486	15,800	847,716	348,335	230,571	82,004	2,707,801	2,756,609

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITMdCpGr2		GVITMyMkt		GVITNWFund		GVITNWFund2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(275,263)	(136,210)	5,344,029	(2,930,711)	(1,659,469)	(373,492)	(69,993)	(13,495)
Realized gain (loss) on investments	402,055	228,638	–	–	(23,817,799)	(65,410,943)	155,719	67,825
Change in unrealized gain (loss) on investments	1,281,014	1,432,670	–	–	46,732,128	97,843,738	578,604	557,150
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,407,806	1,525,098	5,344,029	(2,930,711)	21,254,860	32,059,303	664,330	611,480

Equity transactions:
Purchase payments received from contract owners (note 3)	7,486,173	10,203,318	818,744,795	155,353,685	8,964,524	11,321,849	5,557,642	5,872,883
Transfers between funds	4,394,160	(659,522)	(479,523,487)	7,614,296	(10,189,911)	(14,119,221)	7,832,203	(315,034)
Redemptions (note 3)	(766,749)	(491,339)	(342,824,957)	(286,287,169)	(69,995,898)	(71,783,738)	(474,730)	(580,610)
Annuity benefits	–	–	(31,611)	(27,424)	(150,880)	(161,012)	–	–
Annual contract maintenance charges (note 2)	(1,935)	(631)	(198,222)	(236,812)	(261,690)	(297,516)	(2,303)	(990)
Contingent deferred sales charges (note 2)	(23,857)	(13,931)	(730,597)	(825,587)	(185,420)	(285,305)	(9,190)	(5,974)
Adjustments to maintain reserves	(1,223)	(949)	(60,834)	(30,400)	(29,852)	36,425	(789)	(321)

Net equity transactions	11,086,569	9,036,946	(4,624,913)	(124,439,411)	(71,789,423)	(75,288,518)	12,902,833	4,969,954

Net change in contract owners’ equity	12,494,375	10,562,044	719,116	(127,370,122)	(50,534,563)	(43,229,215)	13,567,163	5,581,434
Contract owners’ equity beginning of period	14,330,559	3,768,515	402,978,029	530,348,151	410,554,742	453,783,957	8,749,904	3,168,470

Contract owners’ equity end of period	$26,824,934	14,330,559	403,697,145	402,978,029	360,020,179	410,554,742	22,317,067	8,749,904

CHANGES IN UNITS:
Beginning units	1,007,022	299,970	24,692,825	31,545,544	9,363,974	11,608,699	618,825	241,206

Units purchased	1,245,022	1,125,199	126,208,674	62,522,347	191,470	268,077	1,026,556	529,602
Units redeemed	(496,819)	(418,147)	(124,907,107)	(69,375,066)	(2,083,855)	(2,512,802)	(142,267)	(151,983)

Ending units	1,755,225	1,007,022	25,994,392	24,692,825	7,471,589	9,363,974	1,503,114	618,825

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITLead3		GVITSmCapGr		GVITSmCapGr2		GVITSmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$3,945	(10,451)	(196,905)	(210,004)	(160,432)	(93,771)	(1,650,057)	(2,046,297)
Realized gain (loss) on investments	140,640	178,638	1,191,550	1,212,749	440,802	89,585	15,382,979	6,092,745
Change in unrealized gain (loss) on investments	(382,158)	(44,290)	(238,235)	642,261	432,050	1,085,719	(26,658,379)	6,101,388
Reinvested capital gains	630,685	18,483	–	–	–	–	13,846,743	10,482,441

Net increase (decrease) in contract owners’ equity resulting from operations	393,112	142,380	756,410	1,645,006	712,420	1,081,533	921,286	20,630,277

Equity transactions:
Purchase payments received from contract owners (note 3)	238,461	95,251	1,109,590	1,325,642	3,473,412	5,525,840	5,429,470	7,325,327
Transfers between funds	2,966,131	93,035	(1,455,010)	(1,112,635)	349,809	38,955	(14,979,259)	(7,084,567)
Redemptions (note 3)	(485,004)	(169,369)	(2,829,464)	(2,938,961)	(725,319)	(412,630)	(24,624,827)	(30,888,023)
Annuity benefits	–	–	(2,484)	(2,321)	–	–	(27,755)	(25,086)
Annual contract maintenance charges (note 2)	(1,116)	(533)	(7,376)	(8,351)	(1,285)	(506)	(59,805)	(69,919)
Contingent deferred sales charges (note 2)	(843)	(122)	(12,286)	(13,314)	(20,992)	(8,724)	(92,191)	(120,148)
Adjustments to maintain reserves	(16)	(41)	318	660	(604)	(67)	(15,036)	2,434

Net equity transactions	2,717,613	18,221	(3,196,712)	(2,749,280)	3,075,021	5,142,868	(34,369,403)	(30,859,982)

Net change in contract owners’ equity	3,110,725	160,601	(2,440,302)	(1,104,274)	3,787,441	6,224,401	(33,448,117)	(10,229,705)
Contract owners’ equity beginning of period	1,327,655	1,167,054	17,246,066	18,350,340	9,662,816	3,438,415	150,870,439	161,100,144

Contract owners’ equity end of period	$4,438,380	1,327,655	14,805,764	17,246,066	13,450,257	9,662,816	117,422,322	150,870,439

CHANGES IN UNITS:
Beginning units	109,158	112,472	2,492,775	2,968,907	638,942	253,671	7,841,197	9,693,103

Units purchased	343,220	92,032	1,643,831	2,359,677	571,089	665,217	1,162,647	2,814,365
Units redeemed	(117,137)	(95,346)	(2,131,114)	(2,835,809)	(376,182)	(279,946)	(3,006,140)	(4,666,271)

Ending units	335,241	109,158	2,005,492	2,492,775	833,849	638,942	5,997,704	7,841,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITSmCapVal2		GVITSmComp		GVITSmComp2		GVITTGroFoc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(478,342)	(309,164)	(2,795,321)	(2,903,170)	(692,603)	(379,208)	–	(4,298)
Realized gain (loss) on investments	953,417	468,956	10,785,427	7,091,009	119,432	1,044,427	–	46,325
Change in unrealized gain (loss) on investments	(3,760,659)	1,132,159	(11,597,826)	4,908,736	(1,598,665)	(499,782)	–	(2,061)
Reinvested capital gains	3,862,455	2,087,900	24,605,496	24,915,251	7,090,732	4,826,595	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	576,871	3,379,851	20,997,776	34,011,826	4,918,896	4,992,032	–	39,966

Equity transactions:
Purchase payments received from contract owners (note 3)	8,159,143	18,911,347	6,666,580	7,731,620	16,140,864	22,003,100	–	1
Transfers between funds	(3,779,362)	73,588	(1,868,361)	(3,102,310)	7,183,180	897,399	–	(1,193,977)
Redemptions (note 3)	(1,850,069)	(1,771,815)	(40,224,005)	(42,136,241)	(1,980,034)	(1,903,861)	–	(17,096)
Annuity benefits	(904)	–	(50,912)	(60,269)	–	–	–	–
Annual contract maintenance charges (note 2)	(4,784)	(1,995)	(97,684)	(104,125)	(4,388)	(1,257)	–	(212)
Contingent deferred sales charges (note 2)	(43,095)	(32,438)	(114,668)	(161,583)	(31,906)	(15,068)	–	(15)
Adjustments to maintain reserves	(1,215)	(670)	(3,365)	865	(1,893)	(900)	–	15

Net equity transactions	2,479,714	17,178,017	(35,692,415)	(37,832,043)	21,305,823	20,979,413	–	(1,211,284)

Net change in contract owners’ equity	3,056,585	20,557,868	(14,694,639)	(3,820,217)	26,224,719	25,971,445	–	(1,171,318)
Contract owners’ equity beginning of period	30,077,570	9,519,702	221,927,345	225,747,562	35,465,182	9,493,737	–	1,171,318

Contract owners’ equity end of period	$33,134,155	30,077,570	207,232,706	221,927,345	61,689,901	35,465,182	–	–

CHANGES IN UNITS:
Beginning units	1,569,325	573,102	7,419,392	8,866,029	2,079,601	652,337	–	366,483

Units purchased	976,893	1,547,430	782,644	1,224,383	1,957,050	2,844,893	–	–
Units redeemed	(834,248)	(551,207)	(1,952,768)	(2,671,020)	(754,622)	(1,417,629)	–	(366,483)

Ending units	1,711,970	1,569,325	6,249,268	7,419,392	3,282,029	2,079,601	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITTGroFoc3		GVITUSGro2		GVITUSGro3		GVITMltSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	(10,072)	(228,670)	(121,749)	(114,688)	(138,986)	1,246,190	1,309,878
Realized gain (loss) on investments	–	419,926	16,172	(38,927)	304,537	626,104	191,325	336,538
Change in unrealized gain (loss) on investments	–	(357,780)	(1,104,517)	753,967	(930,020)	(191,807)	(1,359,007)	207,116
Reinvested capital gains	–	–	2,858,981	299,997	1,572,012	480,681	294,042	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	52,074	1,541,966	893,288	831,841	775,992	372,550	1,853,532

Equity transactions:
Purchase payments received from contract owners (note 3)	–	41,033	5,319,272	6,905,610	297,266	669,306	12,509,139	11,318,078
Transfers between funds	–	(2,526,991)	2,252,617	(398,025)	1,335,483	(2,603,801)	8,063,088	4,502,477
Redemptions (note 3)	–	(42,697)	(638,951)	(896,276)	(1,527,151)	(2,166,853)	(7,386,272)	(6,890,736)
Annuity benefits	–	–	–	–	(317)	–	(5,809)	(7,157)
Annual contract maintenance charges (note 2)	–	(296)	(1,467)	(636)	(2,991)	(3,394)	(9,236)	(7,892)
Contingent deferred sales charges (note 2)	–	(49)	(13,167)	(14,294)	(3,461)	(5,181)	(31,283)	(33,102)
Adjustments to maintain reserves	–	933	(1,095)	(58)	316	1,281	(1,347)	639

Net equity transactions	–	(2,528,067)	6,917,209	5,596,321	99,145	(4,108,642)	13,138,280	8,882,307

Net change in contract owners’ equity	–	(2,475,993)	8,459,175	6,489,609	930,986	(3,332,650)	13,510,830	10,735,839
Contract owners’ equity beginning of period	–	2,475,993	10,597,692	4,108,083	8,890,581	12,223,231	40,679,476	29,943,637

Contract owners’ equity end of period	$–	–	19,056,867	10,597,692	9,821,567	8,890,581	54,190,306	40,679,476

CHANGES IN UNITS:
Beginning units	–	222,768	643,867	275,354	652,165	994,663	3,294,635	2,474,699

Units purchased	–	61,201	608,915	631,217	267,442	337,099	2,333,284	2,047,262
Units redeemed	–	(283,969)	(198,808)	(262,704)	(268,224)	(679,597)	(1,196,106)	(1,227,326)

Ending units	–	–	1,053,974	643,867	651,383	652,165	4,431,813	3,294,635

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITVal2		GVITWLead3		JanBal		JanForty
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(72,035)	(30,751)	(9,850)	(1,278)	55,794	64,088	(526,406)	(507,453)
Realized gain (loss) on investments	715,628	245,962	106,201	(2,507)	121,705	456,644	3,406,748	1,732,623
Change in unrealized gain (loss) on investments	(750,276)	3,142,673	179,533	19,235	430,531	447,046	1,174,558	4,279,931
Reinvested capital gains	1,505,629	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,398,946	3,357,884	275,884	15,450	608,030	967,778	4,054,900	5,505,101

Equity transactions:
Purchase payments received from contract owners (note 3)	17,776,826	18,027,903	184,205	5,694	452,377	4,957,985	1,802,796	4,722,175
Transfers between funds	10,970,489	8,730,348	2,547,903	389,385	(861,360)	239,128	616,724	(2,324,899)
Redemptions (note 3)	(3,925,331)	(2,004,892)	(241,770)	(183,094)	(482,476)	(592,898)	(6,060,308)	(6,262,835)
Annuity benefits	(733)	–	–	–	–	–	(1,317)	(1,191)
Annual contract maintenance charges (note 2)	(4,728)	(1,118)	(309)	(3)	(1,281)	(859)	(20,795)	(22,435)
Contingent deferred sales charges (note 2)	(39,020)	(10,404)	(520)	–	(10,348)	(11,144)	(37,577)	(53,005)
Adjustments to maintain reserves	(2,293)	(78)	(24)	3	(662)	(514)	(681)	1,561

Net equity transactions	24,775,210	24,741,759	2,489,485	211,985	(903,750)	4,591,698	(3,701,158)	(3,940,629)

Net change in contract owners’ equity	26,174,156	28,099,643	2,765,369	227,435	(295,720)	5,559,476	353,742	1,564,472
Contract owners’ equity beginning of period	34,193,585	6,093,942	227,435	–	11,838,785	6,279,309	38,896,868	37,332,396

Contract owners’ equity end of period	$60,367,741	34,193,585	2,992,804	227,435	11,543,065	11,838,785	39,250,610	38,896,868

CHANGES IN UNITS:
Beginning units	2,181,509	447,441	19,645	–	965,605	546,262	5,056,803	5,884,690

Units purchased	2,437,010	2,043,386	293,837	39,102	101,912	1,787,109	1,297,272	1,751,516
Units redeemed	(845,949)	(309,318)	(93,902)	(19,457)	(178,060)	(1,367,766)	(1,867,936)	(2,579,403)

Ending units	3,772,570	2,181,509	219,580	19,645	889,457	965,605	4,486,139	5,056,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JanGlTechS2		JanGlTech		JanIntGroS2		JanIntGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(67,651)	(83,296)	(73,974)	(102,074)	(11,133)	(38,472)	(43,018)	(81,465)
Realized gain (loss) on investments	386,181	749,691	(210,774)	(276,502)	1,312,563	506,744	577,650	1,648,299
Change in unrealized gain (loss) on investments	104,753	(754,627)	717,231	216,610	3,512,493	995,400	2,912,546	589,513
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	423,283	(88,232)	432,483	(161,966)	4,813,923	1,463,672	3,447,178	2,156,347

Equity transactions:
Purchase payments received from contract owners (note 3)	691,744	1,134,062	5,563	191	1,683,968	2,130,020	1,255	1,937,119
Transfers between funds	(1,189,235)	(398,334)	(979,767)	(982,219)	10,047,332	2,888,649	(1,339,668)	(3,480,721)
Redemptions (note 3)	(901,578)	(1,057,417)	(1,090,369)	(1,226,731)	(2,583,771)	(2,172,859)	(2,083,396)	(2,411,186)
Annuity benefits	–	–	(276)	–	(113)	(104)	(3,049)	(3,555)
Annual contract maintenance charges (note 2)	(3,749)	(4,379)	(4,596)	(6,111)	(7,002)	(5,682)	(7,375)	(8,217)
Contingent deferred sales charges (note 2)	(12,840)	(12,049)	(6,465)	(8,489)	(18,799)	(18,654)	(12,778)	(15,819)
Adjustments to maintain reserves	(192)	3,857	345	178	(307)	1,719	160	343

Net equity transactions	(1,415,850)	(334,260)	(2,075,565)	(2,223,181)	9,121,308	2,823,089	(3,444,851)	(3,982,036)

Net change in contract owners’ equity	(992,567)	(422,492)	(1,643,082)	(2,385,147)	13,935,231	4,286,761	2,327	(1,825,689)
Contract owners’ equity beginning of period	6,234,982	6,657,474	6,737,842	9,122,989	11,888,678	7,601,917	14,032,422	15,858,111

Contract owners’ equity end of period	$5,242,415	6,234,982	5,094,760	6,737,842	25,823,909	11,888,678	14,034,749	14,032,422

CHANGES IN UNITS:
Beginning units	608,518	646,612	1,940,791	2,607,410	995,810	739,921	1,822,897	2,390,414

Units purchased	140,302	361,045	–	75	1,202,870	768,655	109	1,166,759
Units redeemed	(283,246)	(399,139)	(609,361)	(666,694)	(531,931)	(512,766)	(443,732)	(1,734,276)

Ending units	465,574	608,518	1,331,430	1,940,791	1,666,749	995,810	1,379,274	1,822,897

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JanRMgCore		JPMSTMidCap		MFSInvGrStS		MFSValS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(4,541)	4,098	(287,370)	(24,553)	(331,679)	(179,391)	(213,467)	(101,116)
Realized gain (loss) on investments	23,950	58,105	905,442	11,134	99,913	26,476	842,183	114,973
Change in unrealized gain (loss) on investments	(241,261)	43,945	872,512	627,753	1,042,120	1,319,766	(51,873)	1,098,129
Reinvested capital gains	441,302	117,354	306,583	–	–	–	539,475	115,966

Net increase (decrease) in contract owners’ equity resulting from operations	219,450	223,502	1,797,167	614,334	810,354	1,166,851	1,116,318	1,227,952

Equity transactions:
Purchase payments received from contract owners (note 3)	90,055	1,123,545	1,842,920	197,482	7,263,404	10,708,000	10,359,466	8,167,558
Transfers between funds	572,484	296,852	19,917,909	9,002,923	656,486	1,127,828	3,788,380	(737)
Redemptions (note 3)	(152,928)	(158,805)	(4,535,042)	(276,854)	(856,335)	(557,936)	(1,395,721)	(750,163)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(348)	(153)	(9,157)	(601)	(1,453)	(472)	(1,066)	(403)
Contingent deferred sales charges (note 2)	(3,636)	(5,422)	(14,610)	(1,239)	(15,280)	(5,319)	(32,869)	(8,039)
Adjustments to maintain reserves	(148)	(99)	140	78	(1,579)	(308)	(1,272)	112

Net equity transactions	505,479	1,255,918	17,202,160	8,921,789	7,045,243	11,271,793	12,716,918	7,408,328

Net change in contract owners’ equity	724,929	1,479,420	18,999,327	9,536,123	7,855,597	12,438,644	13,833,236	8,636,280
Contract owners’ equity beginning of period	1,972,978	493,558	9,536,123	–	17,804,034	5,365,390	12,731,984	4,095,704

Contract owners’ equity end of period	$2,697,907	1,972,978	28,535,450	9,536,123	25,659,631	17,804,034	26,565,220	12,731,984

CHANGES IN UNITS:
Beginning units	141,265	40,586	837,806	–	1,330,865	430,072	871,754	318,844

Units purchased	57,192	150,867	2,818,398	992,253	755,718	1,001,837	1,439,621	766,120
Units redeemed	(20,905)	(50,188)	(1,329,964)	(154,447)	(219,671)	(101,044)	(579,132)	(213,210)

Ending units	177,552	141,265	2,326,240	837,806	1,866,912	1,330,865	1,732,243	871,754

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	MTBAggGr2		MTBConGr2		MTBLgCapGr2		MTBLgCapV2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$186	–	380	–	(8,062)	(393)	(4,457)	759
Realized gain (loss) on investments	(581)	–	6	–	(1,247)	(114)	906	43
Change in unrealized gain (loss) on investments	1,585	–	(52)	–	1,220	25,527	31,924	31,955
Reinvested capital gains	–	–	–	–	21,505	–	60,470	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,190	–	334	–	13,416	25,020	88,843	32,757

Equity transactions:
Purchase payments received from contract owners (note 3)	84,596	–	29,229	–	320,810	581,155	382,467	517,449
Transfers between funds	35,442	–	8,140	–	674	7,209	(598)	30,475
Redemptions (note 3)	(670)	–	(341)	–	(16,951)	(1,734)	(11,304)	(1,164)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(159)	–	(131)	–
Contingent deferred sales charges (note 2)	–	–	–	–	(975)	–	(209)	–
Adjustments to maintain reserves	1	–	(8)	–	273	(7)	(11)	(7)

Net equity transactions	119,369	–	37,020	–	303,672	586,623	370,214	546,753

Net change in contract owners’ equity	120,559	–	37,354	–	317,088	611,643	459,057	579,510
Contract owners’ equity beginning of period	–	–	–	–	611,643	–	579,510	–

Contract owners’ equity end of period	$120,559	–	37,354	–	928,731	611,643	1,038,567	579,510

CHANGES IN UNITS:
Beginning units	–	–	–	–	58,138	–	50,546	–

Units purchased	11,316	–	3,686	–	32,213	58,314	34,520	50,723
Units redeemed	(62)	–	(34)	–	(3,032)	(176)	(2,136)	(177)

Ending units	11,254	–	3,652	–	87,319	58,138	82,930	50,546

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	MTBModGr2		NBAMTFasc		NBAMTGro		NBAMTGuard
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$11,992	17,647	(74,629)	(38,557)	(2,063,131)	(2,167,272)	(268,922)	(296,746)
Realized gain (loss) on investments	(16,373)	(81)	47,594	96,114	(1,115,304)	(6,850,107)	2,370,518	(14,650)
Change in unrealized gain (loss) on investments	(283,276)	174,078	108,893	214,744	20,393,604	31,630,093	(739,926)	3,494,001
Reinvested capital gains	496,030	–	24,817	9,409	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	208,373	191,644	106,675	281,710	17,215,169	22,612,714	1,361,670	3,182,605

Equity transactions:
Purchase payments received from contract owners (note 3)	3,107,719	4,279,108	1,860,557	2,865,579	4,208,960	5,917,882	934,879	1,211,969
Transfers between funds	85,728	153	(115,683)	(471,116)	(6,342,369)	(6,701,685)	(1,605,444)	917,936
Redemptions (note 3)	(339,490)	(127,272)	(235,068)	(247,232)	(26,922,854)	(26,865,615)	(5,510,725)	(5,188,246)
Annuity benefits	–	–	–	–	(31,972)	(41,619)	(984)	(962)
Annual contract maintenance charges (note 2)	(1,296)	–	(362)	(128)	(104,683)	(116,829)	(11,748)	(12,272)
Contingent deferred sales charges (note 2)	(10,934)	(1,445)	(3,794)	(1,143)	(95,190)	(127,208)	(19,047)	(26,973)
Adjustments to maintain reserves	321	95	(415)	(37)	4,324	13,977	(113)	1,305

Net equity transactions	2,842,048	4,150,639	1,505,235	2,145,923	(29,283,784)	(27,921,097)	(6,213,182)	(3,097,243)

Net change in contract owners’ equity	3,050,421	4,342,283	1,611,910	2,427,633	(12,068,615)	(5,308,383)	(4,851,512)	85,362
Contract owners’ equity beginning of period	4,342,283	–	3,819,533	1,391,900	167,487,410	172,795,793	25,765,164	25,679,802

Contract owners’ equity end of period	$7,392,704	4,342,283	5,431,443	3,819,533	155,418,795	167,487,410	20,913,652	25,765,164

CHANGES IN UNITS:
Beginning units	396,790	–	257,470	102,949	5,418,656	6,552,886	2,342,770	2,668,163

Units purchased	337,664	437,492	154,642	232,641	400,081	665,589	434,701	569,912
Units redeemed	(75,345)	(40,702)	(50,616)	(78,120)	(1,410,964)	(1,799,819)	(999,724)	(895,305)

Ending units	659,109	396,790	361,496	257,470	4,407,773	5,418,656	1,777,747	2,342,770

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTInt		NBAMTLMat		NBAMTMCGrS		NBAMTPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(11,822)	–	1,655,697	2,894,058	(124,071)	(104,520)	(836,393)	(2,755,638)
Realized gain (loss) on investments	757	–	(245,933)	(220,455)	534,603	162,771	5,518,247	1,497,156
Change in unrealized gain (loss) on investments	285,005	–	(1,394,290)	(3,439,057)	482,690	877,844	27,897,515	33,365,174
Reinvested capital gains	39,739	–	–	–	–	–	47,846	–

Net increase (decrease) in contract owners’ equity resulting from operations	313,679	–	15,474	(765,454)	893,222	936,095	32,627,215	32,106,692

Equity transactions:
Purchase payments received from contract owners (note 3)	2,688,893	–	17,959,329	25,383,067	180,974	2,951,731	6,120,068	5,718,951
Transfers between funds	6,515,722	–	(4,563,103)	2,355,243	(239,839)	(898,750)	21,493,047	(3,843,111)
Redemptions (note 3)	(39,089)	–	(22,193,556)	(30,537,490)	(644,838)	(532,393)	(42,163,310)	(39,471,589)
Annuity benefits	–	–	(11,700)	(31,819)	–	–	(61,536)	(62,516)
Annual contract maintenance charges (note 2)	(23)	–	(32,581)	(38,166)	(1,145)	(691)	(97,829)	(99,223)
Contingent deferred sales charges (note 2)	(273)	–	(63,677)	(65,664)	(18,381)	(4,253)	(103,475)	(147,556)
Adjustments to maintain reserves	(100)	–	1,254	1,911	(385)	(120)	(11,232)	16,413

Net equity transactions	9,165,130	–	(8,904,034)	(2,932,918)	(723,614)	1,515,524	(14,824,267)	(37,888,631)

Net change in contract owners’ equity	9,478,809	–	(8,888,560)	(3,698,372)	169,608	2,451,619	17,802,948	(5,781,939)
Contract owners’ equity beginning of period	–	–	125,724,879	129,423,251	7,797,293	5,345,674	207,515,270	213,297,209

Contract owners’ equity end of period	$9,478,809	–	116,836,319	125,724,879	7,966,901	7,797,293	225,318,218	207,515,270

CHANGES IN UNITS:
Beginning units	–	–	8,511,968	7,936,054	543,076	425,358	7,656,207	9,238,599

Units purchased	843,911	–	2,937,791	4,256,963	126,588	315,515	1,607,568	842,136
Units redeemed	(27,300)	–	(2,978,351)	(3,681,049)	(172,245)	(197,797)	(2,129,074)	(2,424,528)

Ending units	816,611	–	8,471,408	8,511,968	497,419	543,076	7,134,701	7,656,207

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTRegS		NBAMSocRes		OppAggGro		OppBal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(15,112)	–	(277,427)	(73,656)	(345,309)	(317,664)	757,006	(509,788)
Realized gain (loss) on investments	4,891	–	393,090	51,246	1,976,026	891,823	1,571,881	(1,711,119)
Change in unrealized gain (loss) on investments	128,294	–	1,002,264	834,734	782,075	3,354,420	(4,454,590)	16,380,895
Reinvested capital gains	–	–	52,372	–	–	–	6,068,433	–

Net increase (decrease) in contract owners’ equity resulting from operations	118,073	–	1,170,299	812,324	2,412,792	3,928,579	3,942,730	14,159,988

Equity transactions:
Purchase payments received from contract owners (note 3)	1,766,189	–	9,720,405	6,193,046	1,997,607	2,364,479	4,960,047	5,834,156
Transfers between funds	2,131,504	–	11,466,212	3,909,418	2,409,538	3,400,774	1,250,086	3,174,941
Redemptions (note 3)	(23,961)	–	(806,716)	(426,151)	(5,782,714)	(4,123,798)	(30,264,215)	(32,169,603)
Annuity benefits	–	–	–	–	–	(32)	(28,479)	(45,562)
Annual contract maintenance charges (note 2)	(25)	–	(2,456)	(247)	(19,828)	(19,889)	(77,477)	(84,681)
Contingent deferred sales charges (note 2)	(913)	–	(12,009)	(615)	(40,755)	(41,695)	(63,850)	(100,540)
Adjustments to maintain reserves	(106)	–	(1,436)	(1,472)	172	438	(1,825)	11,964

Net equity transactions	3,872,688	–	20,364,000	9,673,979	(1,435,980)	1,580,277	(24,225,713)	(23,379,325)

Net change in contract owners’ equity	3,990,761	–	21,534,299	10,486,303	976,812	5,508,856	(20,282,983)	(9,219,337)
Contract owners’ equity beginning of period	–	–	11,561,669	1,075,366	28,008,620	22,499,764	175,502,871	184,722,208

Contract owners’ equity end of period	$3,990,761	–	33,095,968	11,561,669	28,985,432	28,008,620	155,219,888	175,502,871

CHANGES IN UNITS:
Beginning units	–	–	851,027	87,804	5,103,889	4,845,750	6,601,220	7,605,940

Units purchased	368,224	–	1,989,434	857,655	2,237,981	3,116,847	469,127	685,181
Units redeemed	(22,292)	–	(522,330)	(94,432)	(2,576,487)	(2,858,708)	(1,422,572)	(1,689,901)

Ending units	345,932	–	2,318,131	851,027	4,765,383	5,103,889	5,647,775	6,601,220

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppBdFd		OppCapAp		OppCapApS		OppGlSec3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,128,568	6,438,789	(452,581)	(1,574,430)	(479,669)	(409,037)	(302,622)	(143,939)
Realized gain (loss) on investments	(418,700)	1,932,904	11,795,293	4,566,001	697,608	599,201	2,014,628	483,845
Change in unrealized gain (loss) on investments	(3,868,180)	(1,313,873)	(7,528,707)	4,586,750	1,912,673	1,965,925	9,820,004	10,633,377
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,841,688	7,057,820	3,814,005	7,578,321	2,130,612	2,156,089	11,532,010	10,973,283

Equity transactions:
Purchase payments received from contract owners (note 3)	4,789,070	5,909,872	6,458,722	8,369,108	16,888,633	34,759,136	13,706,619	14,604,584
Transfers between funds	(2,811,009)	(10,658,369)	(14,127,381)	3,755,558	630,576	(5,000,178)	11,503,678	22,500,322
Redemptions (note 3)	(33,511,357)	(40,159,699)	(26,315,862)	(27,602,937)	(3,314,566)	(1,444,373)	(16,696,300)	(11,393,647)
Annuity benefits	(45,049)	(48,851)	(32,722)	(28,419)	–	–	(7,118)	(229)
Annual contract maintenance charges (note 2)	(66,040)	(80,920)	(79,349)	(91,494)	(6,733)	(2,450)	(36,339)	(24,370)
Contingent deferred sales charges (note 2)	(77,101)	(133,134)	(125,939)	(166,225)	(73,763)	(29,410)	(78,583)	(55,925)
Adjustments to maintain reserves	(22,007)	6,326	2,543	2,913	(2,779)	(486)	3,646	(12,192)

Net equity transactions	(31,743,493)	(45,164,775)	(34,219,988)	(15,761,496)	14,121,368	28,282,239	8,395,603	25,618,543

Net change in contract owners’ equity	(29,901,805)	(38,106,955)	(30,405,983)	(8,183,175)	16,251,980	30,438,328	19,927,613	36,591,826
Contract owners’ equity beginning of period	165,317,010	203,423,965	152,179,403	160,362,578	44,803,436	14,365,108	80,365,566	43,773,740

Contract owners’ equity end of period	$135,415,205	165,317,010	121,773,420	152,179,403	61,055,416	44,803,436	100,293,179	80,365,566

CHANGES IN UNITS:
Beginning units	8,037,160	10,449,202	10,200,109	11,344,613	3,161,586	1,061,170	4,802,654	3,077,238

Units purchased	514,781	1,032,809	1,757,681	3,725,781	2,015,916	2,996,793	2,038,186	3,077,914
Units redeemed	(2,118,764)	(3,444,851)	(4,091,857)	(4,870,285)	(1,004,394)	(896,377)	(1,532,091)	(1,352,498)

Ending units	6,433,177	8,037,160	7,865,933	10,200,109	4,173,108	3,161,586	5,308,749	4,802,654

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppGlSec4		OppGlSec		OppGlSecS		OppHighIncS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(409,727)	(154,470)	(809,964)	(60,400)	(121,505)	(64,820)	1,631,723	767,787
Realized gain (loss) on investments	522,952	41,347	28,460,950	11,141,901	599,114	1,444,443	(782,015)	(282,762)
Change in unrealized gain (loss) on investments	7,460,487	3,855,272	9,143,589	44,895,759	1,966,157	1,590,523	(601,406)	1,095,881
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	7,573,712	3,742,149	36,794,575	55,977,260	2,443,766	2,970,146	248,302	1,580,906

Equity transactions:
Purchase payments received from contract owners (note 3)	26,099,813	19,857,572	5,487	6,250	441	16,113,107	10,262,631	16,962,729
Transfers between funds	13,585,381	5,798,836	(12,940,443)	(18,132,145)	(2,521,853)	(11,269,260)	(1,887,208)	3,823,877
Redemptions (note 3)	(2,619,209)	(507,621)	(63,462,987)	(68,708,863)	(907,799)	(1,896,489)	(2,768,049)	(2,848,981)
Annuity benefits	–	–	(75,205)	(101,883)	–	–	–	–
Annual contract maintenance charges (note 2)	(4,509)	(389)	(135,881)	(155,702)	(2,631)	(1,757)	(2,613)	(1,057)
Contingent deferred sales charges (note 2)	(43,490)	(7,616)	(149,846)	(218,194)	(16,560)	(22,094)	(42,767)	(10,193)
Adjustments to maintain reserves	(1,636)	(2,985)	(7,603)	14,877	(561)	(2,251)	(1,805)	41

Net equity transactions	37,016,350	25,137,797	(76,766,478)	(87,295,660)	(3,448,963)	2,921,256	5,560,189	17,926,416

Net change in contract owners’ equity	44,590,062	28,879,946	(39,971,903)	(31,318,400)	(1,005,197)	5,891,402	5,808,491	19,507,322
Contract owners’ equity beginning of period	28,879,946	–	356,154,630	387,473,030	23,100,094	17,208,692	33,693,872	14,186,550

Contract owners’ equity end of period	$73,470,008	28,879,946	316,182,727	356,154,630	22,094,897	23,100,094	39,502,363	33,693,872

CHANGES IN UNITS:
Beginning units	2,505,064	–	11,400,256	14,615,943	1,316,404	1,143,121	2,601,130	1,175,216

Units purchased	4,081,037	2,851,852	–	–	19	1,459,893	3,887,970	4,034,726
Units redeemed	(911,949)	(346,788)	(2,443,498)	(3,215,687)	(198,279)	(1,286,610)	(3,450,947)	(2,608,812)

Ending units	5,674,152	2,505,064	8,956,758	11,400,256	1,118,144	1,316,404	3,038,153	2,601,130

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppMSt		OppMStS		OppMStSCapS		PioSmCapV
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$23,206	(164,811)	(212,761)	(239,576)	(241,714)	(126,485)	(3,795)	(2,659)
Realized gain (loss) on investments	1,814,860	1,153,005	167,095	146,892	162,767	291,488	15,698	(5,454)
Change in unrealized gain (loss) on investments	(564,315)	1,451,855	1,877,496	2,150,519	1,149,880	1,492,985	97,910	53,931
Reinvested capital gains	–	–	–	–	360,742	–	575	7,577

Net increase (decrease) in contract owners’ equity resulting from operations	1,273,751	2,440,049	1,831,830	2,057,835	1,431,675	1,657,988	110,388	53,395

Equity transactions:
Purchase payments received from contract owners (note 3)	2,150,268	3,045,897	14,522,054	21,306,018	6,234,311	7,800,916	102,228	85,454
Transfers between funds	(1,040,113)	2,239,269	8,234,673	835,485	1,298,105	668,864	534,863	348,040
Redemptions (note 3)	(6,202,146)	(7,469,326)	(1,976,344)	(1,234,754)	(758,174)	(1,292,359)	(28,729)	–
Annuity benefits	(4,940)	(2,963)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(17,515)	(17,860)	(4,441)	(1,620)	(2,085)	(719)	(64)	(8)
Contingent deferred sales charges (note 2)	(35,693)	(39,707)	(49,302)	(17,422)	(12,942)	(8,210)	–	–
Adjustments to maintain reserves	442	348	(2,462)	(1,075)	(670)	(1,454)	(68)	2,697

Net equity transactions	(5,149,697)	(2,244,342)	20,724,178	20,886,632	6,758,545	7,167,038	608,230	436,183

Net change in contract owners’ equity	(3,875,946)	195,707	22,556,008	22,944,467	8,190,220	8,825,026	718,618	489,578
Contract owners’ equity beginning of period	33,008,544	32,812,837	33,173,754	10,229,287	12,914,027	4,089,001	519,026	29,448

Contract owners’ equity end of period	$29,132,598	33,008,544	55,729,762	33,173,754	21,104,247	12,914,027	1,237,644	519,026

CHANGES IN UNITS:
Beginning units	3,830,214	4,118,904	2,371,195	783,827	731,026	272,097	38,238	2,627

Units purchased	567,018	1,190,623	1,854,727	1,945,056	536,160	636,625	55,835	60,335
Units redeemed	(1,165,840)	(1,479,313)	(394,627)	(357,688)	(161,290)	(177,696)	(13,949)	(24,724)

Ending units	3,231,392	3,830,214	3,831,295	2,371,195	1,105,896	731,026	80,124	38,238

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	PVTGroInc		PVTIntEq		PVTVoyII		StIntStk2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(7,549)	(21,390)	1,281	13,140	(32,709)	(29,429)	–	–
Realized gain (loss) on investments	141,833	30,200	58,829	99,087	56,471	19,119	–	–
Change in unrealized gain (loss) on investments	213,822	450,774	84,494	130,977	135,681	126,894	–	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	348,106	459,584	144,604	243,204	159,443	116,584	–	–

Equity transactions:
Purchase payments received from contract owners (note 3)	2,194,635	4,079,661	–	1,259,366	641,460	2,030,567	–	–
Transfers between funds	332,482	693,391	(368,821)	(1,439,518)	(217,446)	(77,292)	–	(2)
Redemptions (note 3)	(525,240)	(239,858)	(122,206)	(550,067)	(266,841)	(100,338)	–	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,114)	(324)	(175)	(85)	(467)	(190)	–	–
Contingent deferred sales charges (note 2)	(13,324)	(5,459)	(3,962)	(197)	(3,673)	(4,157)	–	–
Adjustments to maintain reserves	(535)	(177)	(161)	(77)	(459)	(52)	–	–

Net equity transactions	1,986,904	4,527,234	(495,325)	(730,578)	152,574	1,848,538	–	(2)

Net change in contract owners’ equity	2,335,010	4,986,818	(350,721)	(487,374)	312,017	1,965,122	–	(2)
Contract owners’ equity beginning of period	6,602,053	1,615,235	1,836,698	2,324,072	3,144,631	1,179,509	–	2

Contract owners’ equity end of period	$8,937,063	6,602,053	1,485,977	1,836,698	3,456,648	3,144,631	–	–

CHANGES IN UNITS:
Beginning units	491,760	131,535	126,817	186,001	261,001	101,667	–	2

Units purchased	244,705	432,042	–	598,271	92,357	207,718	–	–
Units redeemed	(92,454)	(71,817)	(33,911)	(657,455)	(77,122)	(48,384)	–	(2)

Ending units	644,011	491,760	92,906	126,817	276,236	261,001	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	TRoeBlChip2		TRowEqInc2		TRowLtdTBd2		VEWrldBdR1
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(25,952)	–	22,910	–	18,954	–	320,862	(29,371)
Realized gain (loss) on investments	12,982	–	1,577	–	(1,629)	–	31,427	32,847
Change in unrealized gain (loss) on investments	228,429	–	(313,305)	–	(10,973)	–	(647,553)	416,050
Reinvested capital gains	–	–	510,443	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	215,459	–	221,625	–	6,352	–	(295,264)	419,526

Equity transactions:
Purchase payments received from contract owners (note 3)	4,691,958	–	9,225,205	–	3,547,765	–	831,072	581,102
Transfers between funds	1,889,664	–	4,319,107	–	(510,548)	–	2,517,663	5,047,582
Redemptions (note 3)	(120,726)	–	(193,713)	–	(62,732)	–	(1,585,830)	(510,485)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(12)	–	(69)	–	–	–	(1,707)	(582)
Contingent deferred sales charges (note 2)	(19)	–	(3,366)	–	(3,356)	–	(3,469)	(1,182)
Adjustments to maintain reserves	(202)	–	(305)	–	(303)	–	(103)	59

Net equity transactions	6,460,663	–	13,346,859	–	2,970,826	–	1,757,626	5,116,494

Net change in contract owners’ equity	6,676,122	–	13,568,484	–	2,977,178	–	1,462,362	5,536,020
Contract owners’ equity beginning of period	–	–	–	–	–	–	5,536,020	–

Contract owners’ equity end of period	$6,676,122	–	13,568,484	–	2,977,178	–	6,998,382	5,536,020

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	494,491	–

Units purchased	642,389	–	1,368,433	–	425,058	–	419,148	592,904
Units redeemed	(45,843)	–	(79,638)	–	(127,785)	–	(259,731)	(98,413)

Ending units	596,546	–	1,288,795	–	297,273	–	653,908	494,491

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VEWrldBd		VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,984,463	3,617,150	(76,208)	(25,826)	(175,050)	(280,593)	(197,893)	(46,335)
Realized gain (loss) on investments	363,585	1,381,620	1,018,667	27,898	4,113,344	8,001,289	1,464,932	194,860
Change in unrealized gain (loss) on investments	(3,779,609)	(2,593,789)	1,904,001	947,682	6,093,153	80,757	5,623,795	1,050,968
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(1,431,561)	2,404,981	2,846,460	949,754	10,031,447	7,801,453	6,890,834	1,199,493

Equity transactions:
Purchase payments received from contract owners (note 3)	2,166	538,554	1,259,829	818,814	24,936	716,065	1,531,360	790,463
Transfers between funds	(1,877,467)	(9,565,011)	5,767,907	5,344,584	(2,959,728)	(11,536,686)	14,497,498	8,434,940
Redemptions (note 3)	(5,487,243)	(9,026,437)	(1,915,875)	(635,907)	(7,279,534)	(8,314,395)	(3,238,875)	(1,117,852)
Annuity benefits	(15,028)	(20,825)	(1,222)	–	(7,965)	(19,618)	(1,295)	–
Annual contract maintenance charges (note 2)	(16,194)	(22,421)	(4,010)	(687)	(19,920)	(23,603)	(5,637)	(980)
Contingent deferred sales charges (note 2)	(14,200)	(27,724)	(4,809)	(2,269)	(21,853)	(32,745)	(7,128)	(1,385)
Adjustments to maintain reserves	(11,711)	7,036	97	72	702	3,950	332	110

Net equity transactions	(7,419,677)	(18,116,828)	5,101,917	5,524,607	(10,263,362)	(19,207,032)	12,776,255	8,105,296

Net change in contract owners’ equity	(8,851,238)	(15,711,847)	7,948,377	6,474,361	(231,915)	(11,405,579)	19,667,089	9,304,789
Contract owners’ equity beginning of period	35,861,113	51,572,960	6,474,361	–	39,659,355	51,064,934	9,304,789	–

Contract owners’ equity end of period	$27,009,875	35,861,113	14,422,738	6,474,361	39,427,440	39,659,355	28,971,878	9,304,789

CHANGES IN UNITS:
Beginning units	1,831,299	2,862,991	513,201	–	3,491,296	5,585,517	746,021	–

Units purchased	–	187,063	918,165	779,539	–	1,723,310	1,653,937	1,048,889
Units redeemed	(390,840)	(1,218,755)	(553,547)	(266,338)	(828,194)	(3,817,531)	(847,973)	(302,868)

Ending units	1,440,459	1,831,299	877,819	513,201	2,663,102	3,491,296	1,551,985	746,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VEWrldHAs		VKCorPlus2		VKEmMkt		VKEmMkt2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(434,388)	(393,123)	206,177	97,354	873,890	1,097,860	169,669	214,705
Realized gain (loss) on investments	5,151,095	7,017,897	3,563	7,343	211,783	1,361,737	(15,386)	(19,347)
Change in unrealized gain (loss) on investments	13,522,689	1,481,464	2,763	15,716	58,642	(1,960,295)	70,779	(140,782)
Reinvested capital gains	–	–	85,092	10,305	224,689	637,064	45,227	126,283

Net increase (decrease) in contract owners’ equity resulting from operations	18,239,396	8,106,238	297,595	130,718	1,369,004	1,136,366	270,289	180,859

Equity transactions:
Purchase payments received from contract owners (note 3)	7,378	747,929	7,031,021	7,063,132	–	521,061	–	2,061,334
Transfers between funds	(3,301,557)	(9,512,161)	5,758,142	(40,367)	(1,342,236)	(5,633,344)	(866,086)	(1,405,923)
Redemptions (note 3)	(7,102,853)	(7,923,246)	(647,607)	(393,771)	(2,947,737)	(5,023,261)	(162,837)	(219,116)
Annuity benefits	(6,897)	(5,231)	–	–	(9,826)	(7,178)	–	–
Annual contract maintenance charges (note 2)	(21,674)	(24,060)	(700)	(173)	(7,531)	(10,799)	(437)	(346)
Contingent deferred sales charges (note 2)	(11,498)	(26,104)	(8,692)	(2,964)	(11,048)	(19,633)	(4,405)	(5,622)
Adjustments to maintain reserves	3,160	3,041	(975)	(200)	2,118	(201)	(109)	(750)

Net equity transactions	(10,433,941)	(16,739,832)	12,131,189	6,625,657	(4,316,260)	(10,173,355)	(1,033,874)	429,577

Net change in contract owners’ equity	7,805,455	(8,633,594)	12,428,784	6,756,375	(2,947,256)	(9,036,989)	(763,585)	610,436
Contract owners’ equity beginning of period	42,232,737	50,866,331	8,251,586	1,495,211	15,482,238	24,519,227	3,341,560	2,731,124

Contract owners’ equity end of period	$50,038,192	42,232,737	20,680,370	8,251,586	12,534,982	15,482,238	2,577,975	3,341,560

CHANGES IN UNITS:
Beginning units	2,157,026	3,205,129	797,097	147,979	992,232	1,706,650	246,266	217,082

Units purchased	–	642,491	1,335,234	777,349	–	453,197	813	390,525
Units redeemed	(457,968)	(1,690,594)	(173,305)	(128,231)	(266,740)	(1,167,615)	(76,064)	(361,341)

Ending units	1,699,058	2,157,026	1,959,026	797,097	725,492	992,232	171,015	246,266

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VKUSRealEst		VKUSRealEst2		VicDivrStk		WFDisc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(224,950)	347,108	(213,936)	725	(9,056)	28	(961,411)	(1,041,720)
Realized gain (loss) on investments	18,249,203	8,126,669	1,910,125	380,980	3,561	706	1,565,298	596,644
Change in unrealized gain (loss) on investments	2,788,992	36,356,899	5,239,548	7,721,914	57,946	22,689	(3,114,203)	10,468,572
Reinvested capital gains	4,922,427	2,893,723	1,532,785	436,261	–	–	6,905,488	–

Net increase (decrease) in contract owners’ equity resulting from operations	25,735,672	47,724,399	8,468,522	8,539,880	52,451	23,423	4,395,172	10,023,496

Equity transactions:
Purchase payments received from contract owners (note 3)	6,437,876	6,638,450	22,439,002	23,686,202	294,765	466,409	1,199,076	2,108,006
Transfers between funds	(589,719)	13,909,835	(3,177,939)	3,401,852	61,584	–	(2,420,398)	(343,977)
Redemptions (note 3)	(35,486,597)	(31,618,479)	(3,636,463)	(1,592,226)	(48,144)	(8,890)	(12,056,562)	(13,522,035)
Annuity benefits	(30,115)	(27,204)	(845)	–	–	–	(14,389)	(16,489)
Annual contract maintenance charges (note 2)	(75,127)	(64,975)	(6,826)	(2,011)	(151)	–	(39,572)	(45,179)
Contingent deferred sales charges (note 2)	(107,279)	(109,146)	(88,753)	(49,114)	(3,444)	–	(29,605)	(38,222)
Adjustments to maintain reserves	72,132	37,538	(1,159)	(1,591)	(13)	29	6,689	(80,533)

Net equity transactions	(29,778,829)	(11,233,981)	15,527,017	25,443,112	304,597	457,548	(13,354,761)	(11,938,429)

Net change in contract owners’ equity	(4,043,157)	36,490,418	23,995,539	33,982,992	357,048	480,971	(8,959,589)	(1,914,933)
Contract owners’ equity beginning of period	187,725,450	151,235,032	44,807,033	10,824,041	502,687	21,716	79,713,642	81,628,575

Contract owners’ equity end of period	$183,682,293	187,725,450	68,802,572	44,807,033	859,735	502,687	70,754,053	79,713,642

CHANGES IN UNITS:
Beginning units	5,160,818	5,597,622	2,479,086	801,715	40,476	1,741	3,008,430	3,528,905

Units purchased	1,104,200	2,080,364	1,900,386	2,307,920	28,988	39,515	172,979	400,611
Units redeemed	(1,896,522)	(2,517,168)	(1,069,278)	(630,549)	(4,612)	(780)	(695,070)	(921,086)

Ending units	4,368,496	5,160,818	3,310,194	2,479,086	64,852	40,476	2,486,339	3,008,430

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WFTrustOp		WFLrgCoGro		WFMnMrkt		WFTotRetBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,234,477)	(5,786,724)	(1,469)	–	723	–	37	–
Realized gain (loss) on investments	(9,259,002)	(12,530,650)	(85)	–	–	–	–	–
Change in unrealized gain (loss) on investments	37,584,286	84,420,281	10,014	(6)	–	–	130	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	23,090,807	66,102,907	8,460	(6)	723	–	167	–

Equity transactions:
Purchase payments received from contract owners (note 3)	9,940,417	12,931,503	73,423	23,124	10,328,758	–	–	–
Transfers between funds	(21,710,516)	(15,935,945)	33,583	–	(8,472,986)	–	21,250	–
Redemptions (note 3)	(71,270,473)	(72,569,039)	(714)	–	(1,845,926)	–	–	–
Annuity benefits	(78,638)	(66,723)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(196,177)	(222,642)	(4)	–	–	–	–	–
Contingent deferred sales charges (note 2)	(213,228)	(282,487)	–	–	–	–	–	–
Adjustments to maintain reserves	3,613	86,544	(2)	(1)	129	–	2	–

Net equity transactions	(83,525,002)	(76,058,789)	106,286	23,123	9,975	–	21,252	–

Net change in contract owners’ equity	(60,434,195)	(9,955,882)	114,746	23,117	10,698	–	21,419	–
Contract owners’ equity beginning of period	434,154,524	444,110,406	23,117	–	–	–	–	–

Contract owners’ equity end of period	$373,720,329	434,154,524	137,863	23,117	10,698	–	21,419	–

CHANGES IN UNITS:
Beginning units	10,844,850	13,018,344	2,297	–	–	–	–	–

Units purchased	328,146	922,502	11,009	2,297	1,081,962	–	2,116	–
Units redeemed	(2,462,603)	(3,095,996)	(72)	–	(1,080,904)	–	–	–

Ending units	8,710,393	10,844,850	13,234	2,297	1,058	–	2,116	–

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);

    AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2)

    AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2)

    AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2)

Alger American Balanced Portfolio – Class S (AlgerBal)

Alger American MidCap Growth Portfolio – Class S (AlgMidCapGr)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);

    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB)

    Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB)

        (formerly Alliance VPSF – AllianceBernstein Small Cap Value Portfolio – Class B)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Balanced Fund – Class I (ACVPBal)

    American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

    American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)

    American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century VP – International Fund – Class I (ACVPInt)

    American Century VP – International Fund – Class II (ASVPInt2)

    American Century VP – International Fund – Class III (ASVPInt3)

    American Century VP – International Fund – Class IV (ACVPInt4)

    American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2)

    American Century VP – Ultra® Fund – Class I (ACVPUltra)

    American Century VP – Ultra® Fund – Class II (ACVPUltra2)

    American Century VP – Value Fund – Class I (ACVPVal)

    American Century VP – Value Fund – Class II (ACVPVal2)

    American Century VP – VistaSM Fund – Class II (ACVPVista2)

Portfolios of the American Variable Insurance Series (American VIS);

    American VIS – Growth Fund – Class 1 (AmerGro)

    American VIS – High-Income Bond Fund – Class 1 (AmerHiInc)

        (formerly American VIS – High-Yield Bond Fund – Class 1)

    American VIS – U.S. Government/AAA-Rated Securities Fund – Class 1 (AmerUSGvt)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Charles Schwab Money Market Portfolio (ChScMM)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGSmCp)

        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVIFAppS)

    Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS)

    Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc)

Portfolios of the Federated Insurance Series (Federated IS);

    Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)

    Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

    Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);

    Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

    Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)

    Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)

    Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

    Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

    Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR)

    Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2)

    Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

    Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)

    Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)

    Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

    Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

    Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2 (FidVIPIGBdS2)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

    Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)

    Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

    Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

    Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

    Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2)

    Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2)

    Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2)

    Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2 (FidVIPNtRsS2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

    Financial Investors VIT – First Horizon Capital Appreciation Portfolio (FICapAp)

    Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq)

    Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

    Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)

    Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2)

    Franklin Templeton VIP – Templeton Developing Markets Securities Fund –

        Class 3 (FrVIPDevMrk3)

    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)

    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)

    Franklin Templeton VIP – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT Dreyfus International Value Fund – Class II (GVITIntVal2)

    Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6)

    Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap)

    Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT Emerging Markets Fund – Class II (GVITEmMrkts2)

    Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6)

    Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT Global Financial Services Fund – Class II (GVITGlFin2)

    Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3)

    Gartmore GVIT Global Health Sciences Fund – Class II (GVITGlHlth2)

    Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT Global Health Sciences Fund – Class VI (GVITGlHlth6)

    Gartmore GVIT Global Technology and Communications Fund – ClassI (GVITGlTech)

    Gartmore GVIT Global Technology and Communications Fund – Class II (GVITGlTech2)

    Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT Global Technology and Communications Fund – Class VI (GVITGlTech6)

    Gartmore GVIT Global Utilities Fund – Class II (GVITGlUtl2)

    Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3)

    Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT International Growth Fund – Class III (GVITIntGro3)

    Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT Mid Cap Growth Fund – Class II (GVITMdCpGr2)

    Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund)

    Gartmore GVIT Nationwide® Fund – Class II (GVITNWFund2)

    Gartmore GVIT Nationwide® Leaders Fund – Class III (GVITLead3)

    Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2)

    Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2)

    Gartmore GVIT Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT Small Company Fund – Class II (GVITSmComp2)

    Gartmore GVIT Turner Growth Focus Fund – Class I (GVITTGrF1)*

    Gartmore GVIT Turner Growth Focus Fund – Class III (GVITTGrF3)*

    Gartmore GVIT U.S. Growth Leaders Fund – Class II (GVITUSGro2)

    Gartmore GVIT U.S. Growth Leaders Fund – Class III (GVITUSGro3)

    Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT Van Kampen Value Fund – Class II (GVITVal2)

        (formerly Gartmore GVIT – Comstock Value Fund – Class II)

    Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3)

Portfolios of the Janus Aspen Series (Janus AS);

    Janus AS – Balanced Portfolio – Service Shares (JanBal)

    Janus AS – Forty Portfolio – Service Shares (JanForty)

        (formerly Janus AS – Capital Appreciation Portfolio – Service Shares)

    Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2)

    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)

    Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

Portfolios of the JPMorgan Investment Trust (JPMorgan IT);

    JPMorgan IT Balanced Portfolio (JPMBal) (formerly One Group® IT Balanced Portfolio)*

    JPMorgan IT Bond Portfolio (JPMBond) (formerly One Group® IT Bond Portfolio)*

    JPMorgan IT Diversified Equity Portfolio (JPMDivEq)

        (formerly One Group® IT Diversified Equity Portfolio)*

    JPMorgan IT Diversified Mid Cap Portfolio (DivMidCap)

        (formerly One Group® IT Diversified Mid Cap Portfolio)*

    JPMorgan IT Equity Index Portfolio (JPMEqIndx)

        (formerly One Group® IT Equity Index Portfolio)*

    JPMorgan IT Government Bond Portfolio (JPMGvtBd)

        (formerly One Group® IT Government Bond Portfolio)*

    JPMorgan IT Large Cap Growth Portfolio (JPMLgCapGr)

        (formerly One Group® IT Large Cap Growth Portfolio)*

    JPMorgan IT Mid Cap Growth Portfolio (JPMMidCapGr)

        (formerly One Group® IT Mid Cap Growth Portfolio)*

    JPMorgan IT Mid Cap Value Portfolio (JPMMidCapV)

        (formerly One Group® IT Mid Cap Value Portfolio)*

Portfolios of the JPMorgan Series Trust II;

    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

Portfolios of the MFS® Variable Insurance TrustSM (MFS® VIT);

    MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)

    MFS® VIT – Value Series – Service Class (MFSValS)

Portfolios of the MTB Group of Funds;

    MTB Group of Funds – Aggressive Growth II (MTBAggGr2)

    MTB Group of Funds – Conservative Growth II (MTBConGr2)

    MTB Group of Funds – Large Cap Growth Fund II (MTBLgCapGr2)

        (formerly VISION Group of Funds – Large Cap Growth Fund II)

    MTB Group of Funds – Large Cap Value Fund II (MTBLgCapV2)

        (formerly VISION Group of Funds – Large Cap Value Fund II)

    MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares (MTBModGr2)

        (formerly VISION Group of Funds – Managed Allocation Fund – Moderate Growth II)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc)

    Neuberger Berman AMT – Growth Portfolio® – I Class (NBAMTGro)

    Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard)

    Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt)

    Neuberger Berman AMT – Limited Maturity Bond Portfolio® – I Class (NBAMTLMat)

    Neuberger Berman AMT – Mid Cap Growth Portfolio® – S Class (NBAMTMCGrS)

    Neuberger Berman AMT – Partners Portfolio® – I Class (NBAMTPart)

    Neuberger Berman AMT – Regency Portfolio® – S Class (NBAMTRegS)

    Neuberger Berman AMT – Socially Responsive Portfolio® – I Class (NBAMSocRes)

Portfolios of the Oppenheimer Variable Annuity Funds;

    Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro)

    Oppenheimer Balanced Fund/VA – Initial Class (OppBal)

    Oppenheimer Bond Fund/VA – Initial Class (OppBdFd)

    Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp)

    Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS)

    Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

    Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)

    Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec)

    Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS)

    Oppenheimer High Income Fund/VA – Service Class (OppHighIncS)

    Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt)

    Oppenheimer Main Street Fund®/VA – Service Class (OppMStS)

    Oppenheimer Main Street Small Cap Fund®/VA – Service Class (OppMStSCapS)

Pioneer Small Cap Value II VCT Portfolio – Class I (PioSmCapV)

        (formerly SAFECO Resource Series Trust – Small Cap Value Portfolio)

Portfolios of the Putnam Variable Trust (Putnam VT);

    Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)

    Putnam VT International Equity Fund – IB Shares (PVTIntEq)

    Putnam VT Voyager II Fund – IB Shares (PVTVoyII)

Portfolios of the Strong Variable Insurance Funds, Inc. (Strong VIF);

    Strong VIF – Strong International Stock Fund II (StrIntSk2)*

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Fund – II (TRowLtdTBd2)

Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

    Van Eck WIT – Worldwide Bond Fund – Class R1 (VEWrldBdR1)

    Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd)

    Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)

    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)

    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

    Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2)

    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)

    Van Kampen UIF – Emerging Markets Debt Portfolio – Class II (VKEmMkt2)

    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

    Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUSRealEst2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

    Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk)

    Victory VIF – Investment Quality Bond Fund Class A Shares (VicInvQBd)*

    Victory VIF – Small Company Opportunity Fund Class A Shares (VicSmCpOp)*

Portfolios of the Wells Fargo Advantage Variable Trust;

    Wells Fargo Advantage Variable Trust – Discovery Fund (WFDisc)

        (formerly Strong VIF – Strong Discovery Fund II)

    Wells Fargo Advantage Variable Trust – Opportunity Fund (WFTrustOp)

        (formerly Strong Opportunity Fund II, Inc. – Investor Class)

Portfolios of the Wells Fargo Variable Trust;

    Wells Fargo Variable Trust – Asset Allocation Fund (WFAssetAll)*

    Wells Fargo Variable Trust – Large Company Growth Fund (WFLrgCoGro)

    Wells Fargo Variable Trust – Money Market Fund (WFMnMrkt)

    Wells Fargo Variable Trust – Small Cap Growth Fund (WFSmCapGr)*

    Wells Fargo Variable Trust – Total Return Bond Fund (WFTotRetBd)

*At December 31, 2005, contract owners were not invested in the fund.

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount surrendered. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-II Options	BOA IV	America’s Vision	NEBA	America’s Future II	All American Gold	Achiever	Future Venue	Exclusive Venue	Elite Venue	Choice Venue II	Schwab
Variable Account Charges – Recurring	1.30%	1.40%	0.80%	1.15%	1.15%	1.55%	1.10%	1.60%	1.75%	1.50%	0.95%
CDSC Options:
Four Year CDSC	–	–	–	0.25%	0.25%	0.20%	–	–	–	–	–
No CDSC	–	–	–	0.30%	0.30%	0.25%	–	–	–	–	–
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	–	–	–	0.20%(2)	0.20%(2)	–	0.15%(3)	–	–	–	–
One-Year Enhanced	–	–	–	0.10%(4)	0.10%(4)	–	0.10%(4)	–	–	–	0.10%
One-Month Enhanced II	–	–	–	–	–	–	0.35%(3)	0.20%(2)	0.20%(2)	0.20%(2)	–
One-Month Enhanced	–	–	–	–	0.35%(2)	0.20%(2)	0.30%(6)	0.20%(6)	0.20%(6)	0.20%(6)	–
Combination Enhanced II	–	–	–	–	–	–	0.45%(3)	0.35%(2)	0.35%(2)	0.35%(2)	–
Combination Enhanced	–	–	–	–	0.40%(5)	0.30%(5)	0.40%(7)	0.30%(7)	0.30%(7)	0.30%(7)	0.40%
Spousal Protection Annuity Option:
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Annuity Option II	–	–	–	–	–	–	0.20%(3)	–	–	–	–
Spousal Protection Annuity Option	–	–	–	–	–	–	0.10%(8)	0.20%	0.20%	0.20%	–
Beneficiary Protector II Option	–	–	–	–	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option:
Provides a return of principle over the elected program period.
Plus Option	–	–	–	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Plus Lifetime Income Option	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Extra Value Option (EV):

Fee assessed to assets of the
variable account and to
allocations made to the fixed
account or guaranteed term
options in exchange for application
of Extra Value Credit of purchase
payments made during the first
12 months contract is in force.

3% Extra Value Credit Option	–	–	–	0.30%	0.45%(9)	0.10%	0.45%	–	–	–	–
4% Extra Value Credit Option	–	–	–	0.40%	–	0.25%	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	0.70%(2)	0.45%(10)	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	–	0.55%(11)	–	–	–	–	–

Maximum Variable Account Charges(1):	1.30%	1.40%	0.80%	3.05%	3.90%	4.00%	3.55%	3.00%	3.65%	3.40%	2.20%

(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(2)	Available beginning May 1, 2004 or a later date if state law requires.
(3)	Available beginning September 1, 2004 or a later date if state law requires.
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option.
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option.
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option.
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option.
(8)	Available until state approval is received for the Spousal Protection Annuity II Option.
(9)	Available until state approval is received for the 5% Extra Value Option.
(10)	Non-NY residents.
(11)	NY residents.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005:

	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlGrIncB	AlSmMdCpB
0.80%	$259,982	–	–	–	–	–	–	–
0.95%	206,579	693	580	306	2,892	1,318	733	656
1.05%	130,628	391	181	–	467	1,263	71	1,804
1.10%	113,762	4,244	466	104	–	–	538	316
1.15%	6,168,518	61,470	17,302	26,477	–	–	30,459	10,181
1.20%	109,049	1,595	44	12	–	–	1,019	131
1.25%	2,696,890	30,133	5,206	11,352	–	–	25,715	4,833
1.30%	77,772,688	1,292	–	503	–	–	2,352	–
1.35%	1,181,445	11,615	365	2,606	–	193	–	–
1.40%	44,934,892	8,259	2,930	2,952	–	53	10,102	836
1.45%	2,822,629	21,195	6,230	13,971	107	556	25,145	4,179
1.50%	1,929,960	45,476	7,776	13,824	–	–	23,121	6,821
1.55%	7,167,959	100,344	24,517	30,076	–	–	59,051	26,262
1.60%	791,853	12,411	1,331	2,379	–	–	7,830	4,112
1.65%	6,367,433	44,158	5,994	17,342	–	–	20,917	3,367
1.70%	1,128,498	28,249	7,054	4,298	–	–	18,973	11,471
1.75%	4,469,153	44,651	10,813	13,753	–	–	18,711	3,121
1.80%	4,126,202	83,292	22,536	13,090	–	34	40,800	27,685
1.85%	2,425,169	26,415	13,603	7,721	–	–	12,014	5,511
1.90%	1,834,181	10,671	2,624	3,272	–	–	9,974	1,009
1.95%	1,716,091	13,026	3,615	4,065	–	–	6,457	6,638
2.00%	2,414,963	22,686	4,236	5,325	–	–	3,995	1,501
2.05%	3,402,454	59,531	9,243	9,062	–	–	17,396	8,462
2.10%	1,515,166	11,573	15,539	2,263	–	–	5,145	740
2.15%	1,428,327	14,909	4,644	3,850	–	–	3,071	831
2.20%	840,523	3,925	2,024	1,480	–	–	1,603	113
2.25%	3,173,662	18,186	7,582	1,776	–	–	2,203	488
2.30%	876,989	10,188	4,283	3,281	–	–	4,248	–
2.35%	1,930,223	5,599	2,312	3,648	–	–	179	–
2.40%	195,832	2,581	861	1,979	–	–	959	252
2.45%	688,200	1,600	1,171	3,981	–	–	182	–
2.50%	392,094	3,033	1,635	1,507	–	–	173	–
2.55%	604,730	1,006	601	1,365	–	–	1,851	–
2.60%	399,676	2,567	1,501	318	–	–	806	–
2.65%	154,023	627	–	1,240	–	–	9	–
2.70%	305,147	328	156	4,305	–	–	–	–
2.75%	53,978	99	327	2,981	–	–	–	–
2.80%	107,696	473	417	–	–	–	187	–
2.85%	19,883	–	133	–	–	–	–	–
2.90%	47,598	–	–	–	–	–	369	–
2.95%	23,252	272	276	277	–	–	–	–
3.00%	24,355	–	–	152	–	–	–	–
3.05%	14,699	–	–	–	–	–	–	–
3.10%	29,219	–	–	–	–	–	–	–
3.15%	7,232	–	–	–	–	–	–	–
3.25%	1,908	–	–	–	–	–	–	–

Totals	$187,005,390	708,763	190,108	216,893	3,466	3,417	356,358	131,320

	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ASVPInt2	ASVPInt3
0.80%	$3,260	1,725	855	–	477	2,044	–	556
0.95%	–	–	–	4,959	9,081	–	106	–
1.05%	–	–	–	4,886	4,281	–	–	–
1.10%	–	–	–	267	1,891	–	150	–
1.15%	–	–	–	26,284	79,383	–	8,719	–
1.20%	–	–	–	423	511	–	338	–
1.25%	–	–	–	10,312	54,022	–	4,760	–
1.30%	792,194	1,269,493	393,694	–	129,763	501,073	159	256,694
1.35%	–	–	–	365	17,550	–	–	–
1.40%	577,407	354,433	234,853	3,657	115,262	415,929	731	104,330
1.45%	–	–	–	15,767	61,317	–	4,478	–
1.50%	–	–	–	7,751	40,021	–	4,949	–
1.55%	–	–	–	49,093	157,713	–	3,950	–
1.60%	–	–	–	2,653	14,759	–	2,324	–
1.65%	–	–	–	13,125	54,488	–	1,683	–
1.70%	–	–	–	4,207	13,521	–	1,357	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ASVPInt2	ASVPInt3
1.75%	–	–	–	8,770	65,696	–	928	–
1.80%	–	–	–	21,380	93,696	–	2,846	–
1.85%	–	–	–	10,983	24,265	–	1,566	–
1.90%	–	–	–	3,677	6,925	–	360	–
1.95%	–	–	–	8,001	18,168	–	580	–
2.00%	–	–	–	4,488	29,888	–	–	–
2.05%	–	–	–	2,632	25,529	–	2,155	–
2.10%	–	–	–	10,841	21,227	–	591	–
2.15%	–	–	–	988	11,484	–	444	–
2.20%	–	–	–	1,854	6,325	–	–	–
2.25%	–	–	–	447	11,233	–	–	–
2.30%	–	–	–	364	9,845	–	–	–
2.35%	–	–	–	616	4,717	–	–	–
2.40%	–	–	–	182	749	–	–	–
2.45%	–	–	–	74	507	–	–	–
2.50%	–	–	–	181	1,836	–	–	–
2.55%	–	–	–	259	2,792	–	–	–
2.60%	–	–	–	762	331	–	–	–
2.65%	–	–	–	283	305	–	–	–
2.70%	–	–	–	3	1,333	–	–	–
2.75%	–	–	–	–	101	–	–	–
2.80%	–	–	–	33	127	–	–	–
2.85%	–	–	–	92	97	–	–	–
2.90%	–	–	–	–	187	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	307	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,372,861	1,625,651	629,402	220,659	1,091,710	919,046	43,174	361,580

	ACVPInt4	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2	AmerGro
0.80%	$–	–	118	–	5,656	–	–	–
0.95%	659	–	–	399	–	2,160	–	–
1.05%	913	–	–	1,554	–	3,101	–	–
1.10%	930	8	–	435	–	1,286	124	–
1.15%	19,972	2,737	–	15,847	–	115,957	345	–
1.20%	130	–	–	637	–	451	–	–
1.25%	7,306	401	–	10,968	–	52,619	41	–
1.30%	241	–	58,379	22	1,378,323	1,533	–	262,350
1.35%	5,020	553	–	3,611	–	26,447	211	–
1.40%	1,458	202	38,705	2,314	873,498	11,888	19	–
1.45%	8,760	2,358	–	12,645	–	70,094	60	–
1.50%	2,748	1,175	–	6,785	–	31,184	64	–
1.55%	22,352	6,541	–	24,048	–	135,539	302	–
1.60%	1,247	26	–	6,544	–	7,918	–	–
1.65%	5,758	998	–	16,955	–	91,820	656	–
1.70%	1,607	165	–	11,820	–	19,408	–	–
1.75%	6,904	2,058	–	12,326	–	51,867	955	–
1.80%	14,446	1,699	–	18,905	–	85,896	229	–
1.85%	5,131	589	–	8,327	–	32,604	500	–
1.90%	1,661	2	–	4,330	–	12,930	–	–
1.95%	3,825	484	–	6,410	–	14,465	5	–
2.00%	4,349	635	–	3,973	–	28,566	493	–
2.05%	3,527	399	–	15,595	–	32,975	20	–
2.10%	1,186	1,618	–	4,454	–	13,894	21	–
2.15%	543	2,643	–	7,656	–	15,927	1,303	–
2.20%	133	3	–	2,472	–	5,784	133	–
2.25%	–	95	–	9,499	–	12,926	64	–
2.30%	125	409	–	2,662	–	8,703	4	–
2.35%	–	1,038	–	3,075	–	10,197	108	–
2.40%	–	53	–	969	–	2,870	74	–
2.45%	59	–	–	1,018	–	5,957	–	–
2.50%	–	45	–	4,925	–	3,924	83	–
2.55%	–	9	–	1,871	–	1,253	–	–
2.60%	–	165	–	51	–	361	14	–
2.65%	278	–	–	186	–	430	–	–
2.70%	–	639	–	388	–	1,928	90	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPInt4	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2	AmerGro
2.75%	–	–	–	416	–	530	–	–
2.80%	–	–	–	385	–	628	–	–
2.85%	–	–	–	190	–	–	–	–
2.90%	–	19	–	24	–	–	147	–
2.95%	–	–	–	–	–	78	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$121,268	27,766	97,202	224,691	2,257,477	916,098	6,065	262,350

	AmerHiInc	AmerUSGvt	ChScMM	CSTGSmCp	CSTIntFoc	CSTSmCapGr	DrySmCapIxS	DrySRGro
0.80%	$–	–	–	220	481	3,888	401	3,569
0.95%	–	–	44,759	–	–	–	5,819	–
1.05%	–	–	33,659	–	–	–	2,217	–
1.10%	–	–	–	–	–	–	426	–
1.15%	–	–	–	–	–	–	56,627	–
1.20%	–	–	–	–	–	–	795	–
1.25%	–	–	–	–	–	–	23,744	–
1.30%	22,460	31,575	–	45,929	289,196	898,992	215,062	956,212
1.35%	–	–	2,333	–	–	–	10,303	–
1.40%	–	–	256	27,264	312,690	588,500	146,243	401,823
1.45%	–	–	2,919	–	–	–	26,171	–
1.50%	–	–	–	–	–	–	8,758	–
1.55%	–	–	347	–	–	–	63,340	–
1.60%	–	–	–	–	–	–	5,260	–
1.65%	–	–	–	–	–	–	19,773	–
1.70%	–	–	–	–	–	–	6,613	–
1.75%	–	–	–	–	–	–	17,828	–
1.80%	–	–	–	–	–	–	44,809	–
1.85%	–	–	119	–	–	–	15,322	–
1.90%	–	–	455	–	–	–	3,058	–
1.95%	–	–	–	–	–	–	8,580	–
2.00%	–	–	–	–	–	–	6,376	–
2.05%	–	–	–	–	–	–	5,704	–
2.10%	–	–	–	–	–	–	3,206	–
2.15%	–	–	–	–	–	–	2,926	–
2.20%	–	–	–	–	–	–	2,218	–
2.25%	–	–	–	–	–	–	604	–
2.30%	–	–	–	–	–	–	1,075	–
2.35%	–	–	–	–	–	–	738	–
2.40%	–	–	–	–	–	–	1,339	–
2.45%	–	–	–	–	–	–	38	–
2.50%	–	–	–	–	–	–	106	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	12	–
2.75%	–	–	–	–	–	–	–	–
2.80%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$22,460	31,575	84,847	73,413	602,367	1,491,380	705,491	1,361,604

	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc	FedAmLeadS	FedCapApS
0.80%	$15,737	–	2,346	–	–	1,620	–	–
0.95%	–	25,746	–	2,210	1,106	–	5	–
1.05%	–	9,664	–	1,775	63	–	–	98
1.10%	–	4,261	–	155	209	–	–	2,920
1.15%	–	209,781	–	47,250	13,152	–	2,738	8,965
1.20%	–	5,088	–	250	–	–	–	452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc	FedAmLeadS	FedCapApS
1.25%	–	78,353	–	17,447	4,330	–	2,265	3,032
1.30%	4,935,447	2,746	493,526	1,504	–	295,930	–	–
1.35%	–	24,168	–	3,984	99	–	–	–
1.40%	3,674,915	15,493	293,470	5,288	2,318	231,401	810	720
1.45%	–	73,197	–	24,194	4,874	–	2,504	1,507
1.50%	–	67,645	–	29,282	2,782	–	2,079	2,102
1.55%	–	179,654	–	61,061	17,652	–	9,528	6,281
1.60%	–	21,497	–	4,387	1,408	–	1,960	1,751
1.65%	–	104,700	–	29,179	3,212	–	2,575	5,646
1.70%	–	16,542	–	5,617	2,563	–	1,800	1,092
1.75%	–	73,281	–	16,735	3,378	–	273	883
1.80%	–	66,742	–	22,533	5,636	–	1,877	2,295
1.85%	–	46,914	–	11,706	1,635	–	423	1,600
1.90%	–	14,980	–	6,147	639	–	2,281	1,451
1.95%	–	19,844	–	4,961	2,973	–	2,314	1,221
2.00%	–	28,664	–	8,324	101	–	78	666
2.05%	–	52,956	–	7,420	2,058	–	3,882	4,029
2.10%	–	6,288	–	5,018	561	–	166	456
2.15%	–	11,882	–	2,009	–	–	1,791	158
2.20%	–	6,537	–	2,379	73	–	89	1,633
2.25%	–	17,575	–	4,063	4,189	–	1,241	2,736
2.30%	–	5,070	–	3,726	–	–	121	65
2.35%	–	9,560	–	1,730	–	–	38	231
2.40%	–	4,789	–	1,657	247	–	81	–
2.45%	–	1,546	–	489	–	–	–	37
2.50%	–	6,606	–	384	–	–	–	2
2.55%	–	994	–	–	–	–	192	439
2.60%	–	3,131	–	416	–	–	–	76
2.65%	–	282	–	181	–	–	–	–
2.70%	–	1,666	–	4,267	–	–	–	–
2.75%	–	249	–	–	–	–	23	–
2.80%	–	147	–	816	–	–	–	52
2.85%	–	–	–	130	–	–	–	–
2.90%	–	358	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	267	–	143	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	329
3.25%	–	–	–	–	–	–	–	–

Totals	$8,626,099	1,218,863	789,342	338,817	75,258	528,951	41,134	52,925

	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2	FidVIPHI	FidVIPOv
0.80%	$78	–	12,333	–	12,280	–	2,501	484
0.95%	–	4,111	–	–	–	–	–	–
1.05%	–	99	–	–	–	–	–	–
1.10%	–	588	–	4,302	–	2,039	–	–
1.15%	–	103,791	–	238,139	–	86,814	–	–
1.20%	–	2,751	–	4,719	–	352	–	–
1.25%	–	46,648	–	103,667	–	31,214	–	–
1.30%	150,696	–	8,349,404	3,158	8,802,378	481	1,339,639	1,589,399
1.35%	–	16,137	–	39,214	–	7,781	–	–
1.40%	149,838	6,259	5,105,296	21,976	3,196,758	11,325	1,173,727	514,412
1.45%	–	42,928	–	115,301	–	55,147	–	–
1.50%	–	27,028	–	63,033	–	21,748	–	–
1.55%	–	98,841	–	250,777	–	105,756	–	–
1.60%	–	10,198	–	30,200	–	7,160	–	–
1.65%	–	53,075	–	154,952	–	61,836	–	–
1.70%	–	17,874	–	27,530	–	16,037	–	–
1.75%	–	27,093	–	89,346	–	27,574	–	–
1.80%	–	68,554	–	128,980	–	54,860	–	–
1.85%	–	22,158	–	72,671	–	30,209	–	–
1.90%	–	9,185	–	19,945	–	11,097	–	–
1.95%	–	17,446	–	28,624	–	11,003	–	–
2.00%	–	13,718	–	63,580	–	20,878	–	–
2.05%	–	22,992	–	86,853	–	80,933	–	–
2.10%	–	8,725	–	27,462	–	9,851	–	–
2.15%	–	13,819	–	22,184	–	9,211	–	–
2.20%	–	5,813	–	23,568	–	2,024	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2	FidVIPHI	FidVIPOv
2.25%	–	9,805	–	22,655	–	9,340	–	–
2.30%	–	7,095	–	12,305	–	3,732	–	–
2.35%	–	3,641	–	21,462	–	11,044	–	–
2.40%	–	580	–	3,138	–	3,127	–	–
2.45%	–	307	–	4,936	–	1,510	–	–
2.50%	–	1,606	–	4,380	–	1,812	–	–
2.55%	–	23	–	2,413	–	14,033	–	–
2.60%	–	682	–	1,398	–	831	–	–
2.65%	–	9	–	169	–	211	–	–
2.70%	–	924	–	496	–	736	–	–
2.75%	–	–	–	98	–	339	–	–
2.80%	–	381	–	127	–	127	–	–
2.85%	–	126	–	192	–	128	–	–
2.90%	–	–	–	161	–	135	–	–
2.95%	–	49	–	211	–	–	–	–
3.00%	–	–	–	–	–	304	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–

Totals	$300,612	665,059	13,467,033	1,694,322	12,011,416	712,739	2,515,867	2,104,295

	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2
0.80%	$954	–	–	2,061	12,283	–	228	–
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	1,050	555	–	–	4,277	–	1,878
1.15%	–	27,967	59,854	–	–	310,676	–	127,753
1.20%	–	111	250	–	–	5,208	–	1,117
1.25%	–	10,687	18,886	–	–	160,245	–	52,858
1.30%	519,951	–	1,347	3,514,003	5,712,728	5,495	115,312	724
1.35%	–	–	7,167	–	–	89,678	–	23,100
1.40%	207,258	1,598	7,384	1,163,581	3,921,720	36,932	78,978	14,723
1.45%	–	5,500	30,987	–	–	165,342	–	55,343
1.50%	–	10,085	31,414	–	–	91,135	–	21,698
1.55%	–	13,972	49,711	–	–	335,531	–	129,542
1.60%	–	4,684	7,666	–	–	30,199	–	15,584
1.65%	–	8,773	17,998	–	–	167,871	–	47,000
1.70%	–	6,083	15,999	–	–	64,515	–	9,630
1.75%	–	3,296	22,386	–	–	147,050	–	58,778
1.80%	–	12,454	28,463	–	–	198,530	–	53,756
1.85%	–	6,403	12,634	–	–	104,265	–	21,256
1.90%	–	2,407	6,980	–	–	35,873	–	7,839
1.95%	–	1,657	5,487	–	–	55,854	–	10,667
2.00%	–	1,463	9,115	–	–	68,686	–	24,518
2.05%	–	2,624	4,492	–	–	134,609	–	20,460
2.10%	–	578	5,853	–	–	99,192	–	19,069
2.15%	–	1,747	5,304	–	–	44,953	–	8,989
2.20%	–	–	1,008	–	–	35,322	–	3,539
2.25%	–	32	906	–	–	47,744	–	3,808
2.30%	–	170	3,493	–	–	32,039	–	8,886
2.35%	–	10	2,393	–	–	36,503	–	5,868
2.40%	–	–	311	–	–	8,827	–	652
2.45%	–	–	369	–	–	11,214	–	474
2.50%	–	–	56	–	–	12,577	–	3,449
2.55%	–	–	–	–	–	6,752	–	264
2.60%	–	–	–	–	–	2,159	–	755
2.65%	–	–	1,097	–	–	1,617	–	–
2.70%	–	–	2,396	–	–	4,967	–	291
2.75%	–	–	196	–	–	2,591	–	3
2.80%	–	–	–	–	–	1,567	–	316
2.85%	–	–	–	–	–	97	–	364
2.90%	–	–	–	–	–	269	–	56
2.95%	–	–	–	–	–	307	–	–
3.00%	–	–	–	–	–	634	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	210	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$728,163	123,351	362,157	4,679,645	9,646,731	2,561,512	194,518	755,007

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPGrOp	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPFree10S2	FidVIPFree20S2	FidVIPFree30S2	FidVIPNtRsS2
0.80%	$816	–	1,768	–	–	–	–	–
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	3,161	–	285	–	–	–	250
1.15%	–	179,976	–	42,992	1,336	1,932	673	8,910
1.20%	–	2,064	–	47	–	–	–	–
1.25%	–	79,648	–	17,670	–	1,201	–	3,800
1.30%	289,962	3,863	171,141	210	–	–	–	2
1.35%	–	43,873	–	5,926	428	1,843	534	1,919
1.40%	229,859	19,890	92,799	3,731	24	386	–	718
1.45%	–	74,247	–	11,990	736	872	29	3,974
1.50%	–	82,651	–	14,465	954	41	–	1,299
1.55%	–	203,004	–	57,586	1,567	6,278	1,616	11,275
1.60%	–	25,640	–	6,381	1,112	41	–	222
1.65%	–	103,357	–	38,334	546	3,221	834	2,936
1.70%	–	36,006	–	5,520	390	–	69	125
1.75%	–	122,391	–	12,781	3,883	17,950	8,614	2,058
1.80%	–	129,939	–	23,756	2,913	100	–	4,525
1.85%	–	71,642	–	14,742	4	1,629	71	1,318
1.90%	–	27,669	–	4,699	39	–	–	1,227
1.95%	–	40,540	–	11,932	550	10,980	460	3,124
2.00%	–	48,531	–	9,971	1,664	6,016	706	1,691
2.05%	–	153,575	–	17,516	–	206	801	2,695
2.10%	–	55,259	–	6,914	300	355	1,781	3,932
2.15%	–	35,000	–	8,344	10,519	6,021	4,283	1,190
2.20%	–	19,982	–	2,267	423	494	–	2,462
2.25%	–	40,506	–	8,850	44	125	7,372	142
2.30%	–	15,434	–	1,337	96	914	5,255	156
2.35%	–	29,078	–	5,624	6,544	10,574	3,502	284
2.40%	–	5,493	–	222	5	568	41	781
2.45%	–	15,898	–	1,842	1,315	52	809	1,154
2.50%	–	7,875	–	1,012	25	169	301	10
2.55%	–	8,558	–	1,408	1,728	1	1,124	731
2.60%	–	1,687	–	3,553	221	–	–	–
2.65%	–	2,836	–	574	–	–	–	1,702
2.70%	–	5,783	–	82	513	–	221	7,227
2.75%	–	5,702	–	–	–	–	–	2,778
2.80%	–	1,034	–	402	–	–	–	–
2.85%	–	167	–	–	–	–	–	–
2.90%	–	101	–	–	–	1,392	264	–
2.95%	–	288	–	271	–	–	–	–
3.00%	–	427	–	83	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	232	–	260	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$520,637	1,703,007	265,708	343,579	37,879	73,361	39,360	74,617

	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
0.80%	$–	–	–	–	–	–	–	–
0.95%	–	–	2,972	3,596	–	302	2,009	–
1.05%	–	–	2,039	3,048	–	32	897	–
1.10%	–	–	10,183	1,476	44	647	2,488	25
1.15%	–	–	174,963	71,487	3,271	24,107	46,574	3,019
1.20%	–	–	4,583	836	–	667	862	–
1.25%	–	–	76,280	27,869	958	15,757	17,115	442
1.30%	–	–	5,260	2,261	–	191	100	6
1.35%	–	–	33,789	15,801	650	–	14,360	1,378
1.40%	–	–	18,664	7,941	354	4,336	6,950	625
1.45%	–	–	67,990	38,040	1,879	9,407	27,558	4,686
1.50%	–	–	89,664	24,182	933	8,135	25,781	103
1.55%	97	1,078	221,546	102,039	4,648	25,330	47,563	2,569
1.60%	–	–	25,441	11,851	125	13,542	12,364	23
1.65%	40	–	135,990	47,725	1,161	9,681	21,909	1,368
1.70%	–	–	30,614	17,913	202	8,160	9,344	185
1.75%	78	86	113,103	39,648	2,823	6,767	32,643	3,054
1.80%	–	–	108,312	48,666	3,698	15,969	33,250	852
1.85%	633	775	75,684	27,458	656	6,483	11,205	153
1.90%	–	–	27,274	7,332	205	5,246	3,911	27

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
1.95%	–	–	38,391	13,012	3,206	4,107	12,469	81
2.00%	–	–	48,039	18,002	656	2,237	17,265	597
2.05%	–	3,174	136,763	14,623	384	3,523	13,231	511
2.10%	–	–	45,727	8,173	2,086	2,609	6,231	2,185
2.15%	–	5,754	30,074	3,420	941	1,319	2,729	35
2.20%	–	–	32,656	11,361	2,079	207	3,445	63
2.25%	–	302	42,416	420	51	545	4,916	21
2.30%	138	97	26,151	2,326	173	–	6,549	175
2.35%	–	2,729	29,581	479	–	–	2,418	132
2.40%	–	–	5,414	633	–	–	556	–
2.45%	–	–	9,896	2,544	–	–	208	–
2.50%	–	–	12,777	53	10	–	72	–
2.55%	–	–	6,009	320	–	–	86	–
2.60%	–	–	7,741	–	–	–	54	–
2.65%	–	–	2,563	730	–	–	188	41
2.70%	–	–	1,590	3,352	45	–	650	–
2.75%	–	–	2,750	1,041	182	–	–	–
2.80%	–	–	982	–	–	–	–	–
2.85%	–	–	1,118	–	–	–	–	–
2.90%	–	–	28	–	–	–	35	–
2.95%	–	–	207	–	–	–	–	–
3.00%	–	–	143	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$986	13,995	1,705,367	579,658	31,420	169,306	387,985	22,356

	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6
0.80%	$–	1,461	–	4,481	43	–	1,409	–
0.95%	1,258	–	2,265	3,556	–	–	–	–
1.05%	79	–	2,480	66	–	–	–	–
1.10%	–	–	701	519	–	214	–	290
1.15%	6,654	–	53,310	87,422	–	17,673	–	37,025
1.20%	–	–	228	1,625	–	91	–	80
1.25%	2,639	–	12,062	42,335	–	3,255	–	7,090
1.30%	–	177,619	877	770,831	10,947	–	263,689	–
1.35%	–	–	8,165	14,129	–	–	–	6,280
1.40%	659	127,549	8,086	428,069	4,719	2,602	117,639	3,601
1.45%	1,184	–	31,770	31,949	–	3,197	–	17,589
1.50%	1,875	–	25,225	14,318	–	1,829	–	10,118
1.55%	12,609	–	64,885	91,488	–	18,151	–	46,578
1.60%	1,415	–	5,116	10,886	–	4,652	–	3,921
1.65%	1,411	–	10,255	54,112	–	3,718	–	12,812
1.70%	969	–	7,181	14,456	–	1,412	–	3,433
1.75%	484	–	25,323	25,718	–	1,778	–	18,330
1.80%	4,164	–	42,763	48,948	–	9,746	–	24,380
1.85%	3,893	–	28,500	19,865	–	4,060	–	9,838
1.90%	1,673	–	6,629	5,437	–	3,166	–	2,144
1.95%	732	–	10,994	14,848	–	2,271	–	12,574
2.00%	191	–	13,911	11,757	–	915	–	8,224
2.05%	2,074	–	11,269	39,523	–	3,074	–	6,097
2.10%	868	–	15,486	13,794	–	1,386	–	4,006
2.15%	262	–	3,321	5,608	–	1,569	–	3,373
2.20%	56	–	3,972	7,358	–	141	–	2,844
2.25%	–	–	155	5,217	–	1,952	–	3,014
2.30%	68	–	6,828	5,741	–	–	–	108
2.35%	–	–	2,829	3,409	–	–	–	388
2.40%	–	–	18	2,464	–	–	–	1,235
2.45%	–	–	140	965	–	679	–	1,870
2.50%	–	–	52	559	–	–	–	10
2.55%	–	–	104	1,320	–	–	–	771
2.60%	–	–	72	–	–	–	–	–
2.65%	–	–	254	335	–	–	–	1,339
2.70%	–	–	73	4,379	–	–	–	10,210
2.75%	–	–	–	107	–	–	–	2,091
2.80%	–	–	–	237	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	41	168	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6
2.95%	–	–	–	304	–	–	–	–
3.00%	–	–	–	88	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$45,217	306,629	405,340	1,788,391	15,709	87,531	382,737	261,663

	GVITFHiInc	GVITFHiInc3	GVITGlFin2	GVITGlFin3	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech
0.80%	$–	–	–	298	–	235	–	22
0.95%	7,124	820	276	–	328	–	556	–
1.05%	996	1,551	129	–	–	–	575	–
1.10%	572	–	–	–	71	–	158	–
1.15%	59,480	15,175	4,364	–	4,903	–	13,738	–
1.20%	1,402	–	647	–	90	–	–	–
1.25%	30,480	5,762	2,714	–	7,889	–	8,031	–
1.30%	33	–	–	26,481	20	75,686	49	7,093
1.35%	15,733	4,114	166	–	–	–	5,731	–
1.40%	7,865	1,118	326	19,030	293	45,516	1,073	1,091
1.45%	32,695	16,649	1,118	–	1,234	–	11,103	–
1.50%	16,622	5,261	265	–	1,678	–	4,144	–
1.55%	97,898	20,483	3,585	–	6,577	–	23,600	–
1.60%	8,592	1,143	627	–	275	–	1,149	–
1.65%	37,804	7,285	1,418	–	4,355	–	6,039	–
1.70%	11,616	1,321	712	–	2,512	–	1,671	–
1.75%	19,832	4,133	330	–	778	–	6,712	–
1.80%	40,054	5,517	7,378	–	5,848	–	11,304	–
1.85%	19,224	3,561	159	–	2,227	–	2,703	–
1.90%	7,137	1,560	–	–	747	–	968	–
1.95%	5,982	3,235	510	–	628	–	4,651	–
2.00%	6,059	3,128	31	–	–	–	5,384	–
2.05%	7,075	4,404	–	–	1,215	–	749	–
2.10%	9,044	1,535	115	–	274	–	2,566	–
2.15%	4,917	1,835	9	–	8	–	333	–
2.20%	2,155	509	–	–	187	–	1,004	–
2.25%	344	486	–	–	–	–	223	–
2.30%	155	897	420	–	265	–	953	–
2.35%	2,237	317	–	–	–	–	175	–
2.40%	27	–	–	–	48	–	575	–
2.45%	–	–	–	–	–	–	701	–
2.50%	–	–	–	–	–	–	17	–
2.55%	99	–	–	–	–	–	586	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	346	–
2.70%	117	–	–	–	–	–	3,895	–
2.75%	5	–	–	–	–	–	989	–
2.80%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$453,375	111,799	25,299	45,809	42,450	121,437	122,451	8,206

	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIDAgg2
0.80%	$–	145	–	–	113	4,775	10,281	4,516
0.95%	67	–	49	49	–	5,872	–	191
1.05%	–	–	177	–	–	1,942	–	1,536
1.10%	–	–	124	–	–	1,670	–	1,796
1.15%	4,417	–	5,688	2,307	–	136,473	–	123,803
1.20%	76	–	–	111	–	1,091	–	2,983
1.25%	3,692	–	2,736	2,553	–	52,899	–	52,737
1.30%	–	44,702	–	–	57,504	1,847,326	684,496	118,617
1.35%	–	–	928	–	–	18,572	–	33,338
1.40%	338	19,617	237	218	50,289	1,167,640	321,190	86,210

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIDAgg2
1.45%	1,322	–	2,816	353	–	68,251	–	42,127
1.50%	935	–	502	117	–	28,660	–	52,848
1.55%	3,023	–	7,659	2,599	–	140,568	–	115,565
1.60%	1,164	–	448	44	–	7,071	–	31,071
1.65%	1,503	–	2,056	243	–	50,612	–	671,548
1.70%	780	–	1,027	778	–	11,984	–	31,944
1.75%	630	–	1,765	84	–	34,986	–	427,292
1.80%	2,009	–	5,110	1,466	–	55,431	–	61,713
1.85%	1,066	–	757	1,640	–	22,602	–	190,603
1.90%	1,503	–	531	1,398	–	7,666	–	364,975
1.95%	1,517	–	4,398	84	–	10,953	–	257,550
2.00%	91	–	539	–	–	20,244	–	419,047
2.05%	158	–	2,149	–	–	30,964	–	475,753
2.10%	272	–	935	533	–	20,425	–	147,968
2.15%	682	–	1,855	–	–	8,454	–	178,976
2.20%	–	–	19	–	–	5,703	–	87,320
2.25%	–	–	–	–	–	3,723	–	1,140,920
2.30%	–	–	63	–	–	4,945	–	223,763
2.35%	–	–	71	–	–	6,922	–	487,380
2.40%	–	–	244	–	–	2,656	–	26,167
2.45%	406	–	–	–	–	538	–	281,850
2.50%	–	–	10	–	–	631	–	34,779
2.55%	–	–	6	–	–	335	–	168,780
2.60%	–	–	–	–	–	531	–	193,224
2.65%	–	–	–	–	–	–	–	53,400
2.70%	–	–	–	–	–	858	–	74,075
2.75%	–	–	–	–	–	3	–	4,576
2.80%	–	–	–	–	–	377	–	39,413
2.85%	–	–	–	–	–	–	–	2,109
2.90%	–	–	–	–	–	57	–	15,441
2.95%	–	–	–	–	–	51	–	8,715
3.00%	–	–	–	–	–	–	–	13,812
3.05%	–	–	–	–	–	–	–	1,548
3.10%	–	–	–	–	–	–	–	6,134
3.15%	–	–	–	–	–	–	–	3,093
3.25%	–	–	–	–	–	–	–	–

Totals	$25,651	64,464	42,899	14,577	107,906	3,784,461	1,015,967	6,761,206

	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr
0.80%	$776	5,168	7,344	1,380	97	283	–	940
0.95%	17	3,466	2,027	315	–	–	–	–
1.05%	2	9,657	9,736	412	–	–	–	–
1.10%	53	14,846	6,131	451	–	–	–	–
1.15%	179,700	820,918	467,704	381,338	–	–	–	–
1.20%	1,840	16,846	32,294	2,425	–	–	–	–
1.25%	45,141	339,358	222,264	132,538	–	–	–	–
1.30%	86,828	436,412	288,853	138,853	–	44,411	14,954	130,261
1.35%	19,574	177,151	127,318	73,114	–	–	–	–
1.40%	126,238	496,096	282,634	195,634	1,547	35,335	8,364	64,159
1.45%	74,691	237,256	128,248	112,187	–	–	–	–
1.50%	39,736	203,428	106,302	98,309	–	–	–	–
1.55%	256,406	896,472	493,560	384,822	–	–	–	–
1.60%	17,561	108,071	54,836	33,380	–	–	–	–
1.65%	175,050	1,525,371	1,453,902	301,493	–	–	–	–
1.70%	20,684	184,451	90,400	40,873	–	–	–	–
1.75%	117,418	817,897	912,634	231,478	–	–	–	–
1.80%	163,071	509,244	340,668	290,717	–	–	–	–
1.85%	43,428	382,998	376,525	164,809	–	–	–	–
1.90%	60,451	394,617	417,454	121,458	–	–	–	–
1.95%	23,858	302,437	362,272	68,957	–	–	–	–
2.00%	61,014	459,071	465,211	119,400	–	–	–	–
2.05%	63,652	615,704	668,989	134,100	–	–	–	–
2.10%	19,780	190,849	303,199	82,390	–	–	–	–
2.15%	37,319	302,062	348,597	72,260	–	–	–	–
2.20%	15,003	138,967	212,737	41,502	–	–	–	–
2.25%	24,152	654,009	846,656	87,514	–	–	–	–
2.30%	18,008	131,125	180,735	32,489	–	–	–	–
2.35%	47,152	406,346	604,154	58,952	–	–	–	–
2.40%	232	35,379	46,817	5,564	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr
2.45%	26,065	109,705	160,706	4,851	–	–	–	–
2.50%	8,093	116,870	118,800	14,509	–	–	–	–
2.55%	8,402	151,072	161,142	29,869	–	–	–	–
2.60%	4,180	60,843	85,862	13,909	–	–	–	–
2.65%	6,614	27,406	44,561	–	–	–	–	–
2.70%	3,221	39,890	66,763	44,274	–	–	–	–
2.75%	–	3,328	14,225	1,850	–	–	–	–
2.80%	121	11,230	40,985	4,317	–	–	–	–
2.85%	880	7,180	4,786	308	–	–	–	–
2.90%	1,409	2,866	21,076	2,033	–	–	–	–
2.95%	–	6,654	3,756	284	–	–	–	–
3.00%	–	3,007	2,840	1,174	–	–	–	–
3.05%	–	2,610	10,541	–	–	–	–	–
3.10%	–	10,252	12,131	–	–	–	–	–
3.15%	–	1,864	1,600	–	–	–	–	–
3.25%	–	784	1,124	–	–	–	–	–

Totals	$1,797,820	11,371,233	10,611,099	3,526,492	1,644	80,029	23,318	195,360

	GVITMdCpGr2	GVITMyMkt	GVITNWFund	GVITNWFund2	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal
0.80%	$–	13,843	38,458	–	251	462	–	7,767
0.95%	1,625	–	–	–	–	–	–	–
1.05%	1,553	–	–	–	–	–	–	–
1.10%	300	1,805	–	104	–	–	360	–
1.15%	41,207	171,882	–	39,145	–	–	27,311	–
1.20%	292	168	–	164	–	–	–	–
1.25%	13,545	59,676	–	9,718	–	–	8,420	–
1.30%	153	2,712,487	3,269,543	125	34,613	130,035	–	1,142,922
1.35%	4,943	27,148	–	2,453	–	–	3,807	–
1.40%	2,875	1,874,788	1,721,204	109	11,781	66,408	3,219	577,834
1.45%	17,501	208,974	–	4,698	–	–	12,978	–
1.50%	7,682	31,240	–	7,288	–	–	3,977	–
1.55%	34,575	227,318	–	35,361	–	–	24,715	–
1.60%	1,162	26,329	–	2,009	–	–	1,682	–
1.65%	22,390	75,832	–	16,136	–	–	8,025	–
1.70%	4,885	11,581	–	1,178	–	–	6,789	–
1.75%	17,848	70,767	–	9,239	–	–	10,814	–
1.80%	15,728	159,238	–	8,206	–	–	11,883	–
1.85%	11,540	55,976	–	10,348	–	–	3,652	–
1.90%	6,089	7,136	–	5,456	–	–	4,373	–
1.95%	8,940	21,463	–	3,242	–	–	12,657	–
2.00%	11,460	47,353	–	2,699	–	–	1,755	–
2.05%	11,845	43,146	–	3,962	–	–	7,123	–
2.10%	3,844	48,569	–	2,333	–	–	1,541	–
2.15%	8,556	16,614	–	2,577	–	–	1,766	–
2.20%	2,416	22,216	–	175	–	–	567	–
2.25%	7,555	13,097	–	1,527	–	–	1,844	–
2.30%	2,686	13,862	–	1,167	–	–	850	–
2.35%	5,185	10,467	–	4,791	–	–	260	–
2.40%	1,905	3,977	–	145	–	–	–	–
2.45%	1,317	1,391	–	290	–	–	–	–
2.50%	2,010	3,579	–	35	–	–	64	–
2.55%	437	9,389	–	200	–	–	–	–
2.60%	869	2,082	–	271	–	–	–	–
2.65%	36	141	–	–	–	–	–	–
2.70%	119	1,891	–	165	–	–	–	–
2.75%	83	1,026	–	–	–	–	–	–
2.80%	57	170	–	–	–	–	–	–
2.85%	–	931	–	–	–	–	–	–
2.90%	50	47	–	80	–	–	–	–
2.95%	–	–	–	291	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$275,263	5,997,599	5,029,205	175,687	46,645	196,905	160,432	1,728,523

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITSmCapVal2	GVITSmComp	GVITSmComp2	GVITUSGro2	GVITUSGro3	GVITMltSec	GVITVal2	GVITWLead3
0.80%	$–	16,795	–	–	445	369	342	16
0.95%	1,149	–	3,938	–	–	4,251	1,335	–
1.05%	136	–	1,401	–	–	1,554	2	–
1.10%	432	–	838	218	–	176	783	–
1.15%	73,492	–	95,424	25,672	–	48,966	49,627	–
1.20%	212	–	838	–	–	13	138	–
1.25%	41,282	–	58,488	8,360	–	24,820	24,286	–
1.30%	88	1,639,466	2,569	–	59,173	174,764	60,013	9,798
1.35%	14,046	–	21,542	3,337	–	10,038	8,750	–
1.40%	6,116	1,139,060	7,108	1,653	55,070	147,732	33,774	7,051
1.45%	38,915	–	55,326	8,097	–	52,844	19,650	–
1.50%	13,996	–	31,786	10,428	–	13,841	70,239	–
1.55%	87,541	–	101,698	42,456	–	58,136	67,952	–
1.60%	9,087	–	7,913	2,349	–	5,195	13,300	–
1.65%	22,538	–	33,966	12,357	–	27,663	31,455	–
1.70%	8,931	–	20,304	3,483	–	11,227	35,779	–
1.75%	30,756	–	36,307	21,840	–	34,813	46,204	–
1.80%	33,542	–	74,063	24,285	–	25,293	38,756	–
1.85%	16,673	–	26,725	8,986	–	14,084	22,249	–
1.90%	9,513	–	13,822	7,385	–	5,583	17,103	–
1.95%	13,499	–	8,859	5,625	–	4,211	21,122	–
2.00%	7,134	–	18,625	2,562	–	9,739	17,666	–
2.05%	12,975	–	15,667	5,693	–	10,324	18,199	–
2.10%	17,803	–	30,281	8,378	–	6,593	17,240	–
2.15%	5,079	–	7,547	3,241	–	4,901	13,353	–
2.20%	3,387	–	8,436	6,578	–	592	12,464	–
2.25%	3,881	–	64	2,774	–	6,453	9,513	–
2.30%	4,370	–	5,290	1,026	–	62	11,784	–
2.35%	280	–	1,101	1,631	–	262	9,905	–
2.40%	121	–	269	274	–	–	2,842	–
2.45%	767	–	1,282	1,568	–	–	2,849	–
2.50%	13	–	39	5,995	–	–	4,023	–
2.55%	–	–	861	1,749	–	–	2,372	–
2.60%	–	–	18	60	–	–	437	–
2.65%	–	–	165	–	–	–	1,322	–
2.70%	707	–	27	24	–	–	152	–
2.75%	–	–	–	279	–	–	2,211	–
2.80%	–	–	–	–	–	–	881	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	16	–	–	–	359	–
2.95%	–	–	–	307	–	–	287	–
3.00%	–	–	–	–	–	–	752	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$478,461	2,795,321	692,603	228,670	114,688	704,499	691,470	16,865

	JanBal	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap
0.80%	$–	1,359	269	62	366	526	–	625
0.95%	275	2,969	–	–	9,096	768	838	–
1.05%	229	1,833	–	–	1,524	239	1,751	–
1.10%	87	–	–	–	131	48	–	–
1.15%	23,102	13,792	–	–	6,277	7,621	3,577	–
1.20%	385	189	–	–	–	–	–	–
1.25%	10,151	12,060	–	–	4,737	3,293	1,789	–
1.30%	–	263,415	55,481	44,299	125,545	87,153	–	205,799
1.35%	–	–	–	–	25	–	476	–
1.40%	2,792	137,850	11,901	29,613	38,358	50,969	627	122,413
1.45%	7,534	16,781	–	–	349	808	560	–
1.50%	8,683	2,360	–	–	944	1,398	9,127	–
1.55%	36,681	26,206	–	–	12,556	6,099	4,290	–
1.60%	2,966	2,464	–	–	221	3,977	527	–
1.65%	14,472	7,383	–	–	1,146	1,151	1,141	–
1.70%	4,743	10,810	–	–	3,610	2,754	1,132	–
1.75%	20,862	3,294	–	–	945	1,139	1,661	–
1.80%	11,972	10,269	–	–	3,470	5,357	1,597	–
1.85%	2,400	1,541	–	–	906	2,573	463	–
1.90%	520	854	–	–	1,016	10	15	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	JanBal	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap
1.95%	3,930	1,538	–	–	1,759	1,095	247	–
2.00%	3,150	1,925	–	–	120	629	361	–
2.05%	5,469	6,145	–	–	3,438	1,318	663	–
2.10%	1,723	235	–	–	326	546	423	–
2.15%	1,995	331	–	–	850	186	1,342	–
2.20%	116	1,692	–	–	118	–	706	–
2.25%	1,156	74	–	–	–	–	1,019	–
2.30%	1,205	1,594	–	–	–	–	551	–
2.35%	474	175	–	–	–	–	150	–
2.40%	–	52	–	–	–	–	234	–
2.45%	2,918	205	–	–	–	383	–	–
2.50%	18	110	–	–	–	–	19	–
2.55%	211	63	–	–	–	–	–	–
2.60%	–	146	–	–	–	–	–	–
2.65%	–	9	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	–	146	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$170,219	529,869	67,651	73,974	217,833	180,040	35,286	328,837

	MFSInvGrStS	MFSValS	MTBAggGr2	MTBConGr2	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMTFasc
0.80%	$–	–	–	–	–	–	–	–
0.95%	996	–	–	–	–	–	–	524
1.05%	17	–	–	–	–	–	–	44
1.10%	1,361	6,865	–	–	–	–	–	298
1.15%	30,305	27,301	–	–	2,461	1,567	14,397	6,453
1.20%	1,500	446	–	–	–	–	–	30
1.25%	15,915	15,394	12	86	2,969	3,874	22,323	3,602
1.30%	1,088	–	–	–	–	–	–	814
1.35%	4,361	5,720	401	87	73	301	1,584	1,968
1.40%	3,986	6,842	–	–	112	90	1,721	979
1.45%	8,099	15,269	–	–	495	464	123	4,312
1.50%	42,221	18,577	–	–	983	556	1,010	2,477
1.55%	45,614	42,421	1	–	4	2	3,232	11,861
1.60%	9,499	5,276	–	–	1,929	1,557	17,185	1,681
1.65%	22,111	16,530	–	–	1,135	732	6,238	7,597
1.70%	10,267	7,283	–	–	551	1,174	10,129	911
1.75%	26,068	27,352	50	41	12	1,534	7,894	5,978
1.80%	31,082	33,298	–	–	–	–	–	3,516
1.85%	17,447	19,633	–	–	–	6	889	3,058
1.90%	7,434	6,619	–	–	449	123	630	2,216
1.95%	6,965	7,591	–	–	100	–	3,693	3,226
2.00%	13,877	13,320	–	–	–	–	172	4,067
2.05%	22,813	21,241	–	–	–	–	–	4,556
2.10%	9,049	18,839	–	–	–	–	3	1,072
2.15%	3,750	5,395	–	–	–	–	–	954
2.20%	4,984	7,578	–	–	–	71	452	1,642
2.25%	6,458	5,511	–	–	–	–	–	–
2.30%	5,082	7,113	–	–	–	–	–	263
2.35%	3,029	9,940	–	–	248	252	242	–
2.40%	1,881	3,268	–	–	–	–	–	438
2.45%	2,063	2,514	–	–	–	–	–	–
2.50%	1,034	791	–	–	–	–	–	92
2.55%	357	1,397	–	–	–	–	–	–
2.60%	125	3,070	–	–	–	–	310	–
2.65%	167	168	–	–	–	–	–	–
2.70%	248	1,869	–	–	–	–	–	–
2.75%	351	393	–	–	–	–	–	–
2.80%	50	518	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSInvGrStS	MFSValS	MTBAggGr2	MTBConGr2	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMTFasc
2.95%	215	51	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	168	178	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$362,037	365,571	464	214	11,521	12,303	92,227	74,629

	NBAMTGro	NBAMTGuard	NBAMTInt	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes
0.80%	$3,033	852	–	348	–	6,002	–	–
0.95%	–	–	–	6,086	41	–	–	4,382
1.05%	–	–	–	3,392	48	–	–	2,967
1.10%	–	–	147	4,390	255	–	457	3,933
1.15%	–	–	2,021	70,245	18,032	–	1,635	27,069
1.20%	–	–	–	1,198	87	–	–	–
1.25%	–	–	633	25,388	9,148	–	182	6,439
1.30%	1,634,603	172,978	–	635,484	149	1,558,742	–	22,764
1.35%	–	–	207	6,988	–	–	640	4,681
1.40%	425,495	127,561	112	484,213	2,729	1,333,285	40	4,437
1.45%	–	–	549	64,220	12,276	–	988	16,408
1.50%	–	–	365	26,621	2,926	–	321	7,411
1.55%	–	–	2,166	93,698	18,653	–	2,162	30,644
1.60%	–	–	4	6,842	2,605	–	–	720
1.65%	–	–	413	41,189	10,409	–	477	20,441
1.70%	–	–	49	15,259	5,391	–	35	1,921
1.75%	–	–	3,147	63,968	4,660	–	1,094	29,231
1.80%	–	–	718	52,076	11,339	–	616	16,227
1.85%	–	–	270	24,921	4,801	–	200	9,534
1.90%	–	–	157	9,058	2,289	–	186	2,164
1.95%	–	–	2,663	6,290	2,956	–	2,665	6,117
2.00%	–	–	1,006	19,678	1,570	–	341	7,369
2.05%	–	–	556	15,864	6,773	–	354	10,350
2.10%	–	–	1,246	12,649	927	–	204	10,832
2.15%	–	–	1,840	3,941	1,261	–	1,365	4,669
2.20%	–	–	88	1,327	2,339	–	211	8,833
2.25%	–	–	21	6,019	731	–	16	899
2.30%	–	–	39	1,659	922	–	20	4,720
2.35%	–	–	1,918	3,309	192	–	370	5,869
2.40%	–	–	20	627	100	–	–	460
2.45%	–	–	122	483	189	–	325	755
2.50%	–	–	–	341	184	–	–	2,611
2.55%	–	–	115	2,943	–	–	164	356
2.60%	–	–	90	194	–	–	–	742
2.65%	–	–	–	–	–	–	26	208
2.70%	–	–	85	66	34	–	18	688
2.75%	–	–	–	22	–	–	–	1
2.80%	–	–	–	–	55	–	–	214
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	49	–	–	–	–	87
2.95%	–	–	–	–	–	–	–	52
3.00%	–	–	–	–	–	–	–	222
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$2,063,131	301,391	20,816	1,710,996	124,071	2,898,029	15,112	277,427

	OppAggGro	OppBal	OppBdFd	OppCapAp	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
0.80%	$1,026	2,849	1,521	5,133	–	1,452	–	3,199
0.95%	–	–	–	–	1,446	–	6,161	–
1.05%	–	–	–	–	342	–	4,378	–
1.10%	–	–	–	–	1,877	–	1,300	–
1.15%	–	–	–	–	106,418	–	117,722	–
1.20%	–	–	–	–	1,660	–	768	–
1.25%	–	–	–	–	62,483	–	52,546	–
1.30%	239,915	1,304,482	1,109,259	1,127,138	1,273	833,898	1,805	2,543,720
1.35%	–	–	–	–	22,265	–	37,684	–
1.40%	104,368	906,059	919,625	624,389	9,679	336,558	7,189	1,772,689

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppAggGro	OppBal	OppBdFd	OppCapAp	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
1.45%	–	–	–	–	55,205	–	63,829	–
1.50%	–	–	–	–	28,955	–	22,608	–
1.55%	–	–	–	–	133,139	–	123,444	–
1.60%	–	–	–	–	10,624	–	7,562	–
1.65%	–	–	–	–	66,065	–	42,615	–
1.70%	–	–	–	–	16,259	–	11,769	–
1.75%	–	–	–	–	39,371	–	40,286	–
1.80%	–	–	–	–	63,270	–	72,214	–
1.85%	–	–	–	–	27,917	–	29,003	–
1.90%	–	–	–	–	13,370	–	5,996	–
1.95%	–	–	–	–	16,200	–	11,983	–
2.00%	–	–	–	–	20,014	–	22,704	–
2.05%	–	–	–	–	45,295	–	11,887	–
2.10%	–	–	–	–	17,737	–	20,805	–
2.15%	–	–	–	–	11,700	–	6,379	–
2.20%	–	–	–	–	10,600	–	10,609	–
2.25%	–	–	–	–	15,371	–	217	–
2.30%	–	–	–	–	6,834	–	3,604	–
2.35%	–	–	–	–	11,735	–	1,361	–
2.40%	–	–	–	–	2,084	–	1,009	–
2.45%	–	–	–	–	3,630	–	–	–
2.50%	–	–	–	–	2,967	–	55	–
2.55%	–	–	–	–	763	–	289	–
2.60%	–	–	–	–	721	–	–	–
2.65%	–	–	–	–	137	–	–	–
2.70%	–	–	–	–	214	–	14	–
2.75%	–	–	–	–	73	–	–	–
2.80%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	130	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$345,309	2,213,390	2,030,405	1,756,660	827,823	1,171,908	739,795	4,319,608

	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	PioSmCapV	PVTGroInc	PVTIntEq
0.80%	$–	–	767	–	–	–	–	–
0.95%	953	3,032	–	908	189	3,983	1,469	–
1.05%	508	1,056	–	555	20	3,927	357	–
1.10%	490	640	–	1,442	581	–	572	–
1.15%	51,646	58,480	–	75,840	36,051	–	15,873	2,402
1.20%	1,047	1,205	–	630	101	–	–	–
1.25%	48,717	29,344	–	34,791	14,480	–	5,022	1,789
1.30%	2,656	36	264,054	551	25	–	–	–
1.35%	–	11,654	–	15,904	7,401	–	1,953	–
1.40%	9,878	11,535	141,423	9,313	2,187	83	698	1,532
1.45%	21,133	74,926	–	31,121	16,067	–	4,007	1,267
1.50%	10,907	10,535	–	24,050	10,561	–	4,388	2,332
1.55%	51,045	98,758	–	102,966	50,943	–	23,898	5,095
1.60%	4,315	8,819	–	12,253	5,126	–	1,716	112
1.65%	23,804	27,510	–	51,430	12,610	–	19,907	1,787
1.70%	7,270	8,861	–	19,867	5,864	–	1,815	1,497
1.75%	12,029	29,382	–	30,303	12,984	–	6,914	852
1.80%	31,123	49,578	–	64,072	34,149	–	9,200	2,408
1.85%	10,362	18,781	–	20,840	7,269	–	4,392	539
1.90%	6,323	7,390	–	9,585	2,468	–	1,084	585
1.95%	1,929	4,337	–	14,416	7,453	–	1,879	–
2.00%	1,876	15,607	–	22,497	4,243	–	5,872	151
2.05%	5,293	11,295	–	25,311	3,129	–	6,219	556
2.10%	7,814	8,563	–	12,923	3,243	–	3,404	77
2.15%	1,678	1,671	–	14,654	2,579	–	5,603	–
2.20%	–	3,814	–	4,859	669	–	701	–
2.25%	142	1,110	–	9,479	114	–	4,237	–
2.30%	242	405	–	6,429	95	–	569	–
2.35%	–	771	–	8,868	658	–	870	–
2.40%	–	–	–	340	6	–	606	366

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	PioSmCapV	PVTGroInc	PVTIntEq
2.45%	–	54	–	1,931	296	–	314	–
2.50%	–	–	–	1,302	49	–	701	–
2.55%	–	–	–	785	39	–	–	–
2.60%	–	–	–	1,236	18	–	453	–
2.65%	–	–	–	739	–	–	–	56
2.70%	–	–	–	1,362	34	–	–	–
2.75%	–	–	–	739	–	–	76	–
2.80%	–	–	–	528	–	–	80	–
2.85%	–	–	–	770	–	–	–	–
2.90%	–	–	–	80	13	–	–	–
2.95%	–	–	–	49	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$313,180	499,149	406,244	635,718	241,714	7,993	134,849	23,403

	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
0.80%	$–	–	–	–	19	137	476	1,127
0.95%	18	–	–	–	–	–	–	–
1.05%	508	–	–	–	–	–	–	–
1.10%	151	88	176	42	–	–	–	–
1.15%	5,775	4,256	9,817	2,007	–	–	–	–
1.20%	71	–	–	–	–	–	–	–
1.25%	3,990	614	2,784	178	–	–	–	–
1.30%	–	–	18	–	45,023	279,631	99,553	324,080
1.35%	317	966	4,499	590	–	–	–	–
1.40%	38	106	692	365	45,229	138,476	38,275	180,576
1.45%	1,509	373	2,955	353	–	–	–	–
1.50%	2,354	3,189	1,575	153	–	–	–	–
1.55%	7,808	5,767	9,328	2,175	–	–	–	–
1.60%	272	175	1,433	153	–	–	–	–
1.65%	8,777	463	2,385	882	–	–	–	–
1.70%	720	454	1,106	67	–	–	–	–
1.75%	2,017	3,266	7,188	2,641	–	–	–	–
1.80%	1,699	1,470	1,442	887	–	–	–	–
1.85%	2,733	595	1,587	59	–	–	–	–
1.90%	776	96	205	18	–	–	–	–
1.95%	527	341	5,340	49	–	–	–	–
2.00%	1,947	1,671	2,246	2,370	–	–	–	–
2.05%	5,829	203	374	20	–	–	–	–
2.10%	245	1,957	1,429	112	–	–	–	–
2.15%	825	1,938	2,822	1,074	–	–	–	–
2.20%	776	1,184	1,602	544	–	–	–	–
2.25%	1,364	204	215	–	–	–	–	–
2.30%	1,036	767	474	54	–	–	–	–
2.35%	662	1,604	3,252	751	–	–	–	–
2.40%	1,464	34	73	1	–	–	–	–
2.45%	314	100	276	–	–	–	–	–
2.50%	572	37	181	11	–	–	–	–
2.55%	52	16	34	2,745	–	–	–	–
2.60%	446	4	–	–	–	–	–	–
2.65%	29	22	22	–	–	–	–	–
2.70%	209	377	256	58	–	–	–	–
2.75%	73	–	–	–	–	–	–	–
2.80%	103	–	13	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	6	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$56,006	32,343	65,799	18,359	90,271	418,244	138,304	505,783

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	VEWrldHAsR1	VEWrldHAs	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2	VicDivrStk
0.80%	$517	2,232	–	236	–	7,004	–	–
0.95%	–	–	106	–	385	–	4,243	–
1.05%	–	–	27	–	–	–	419	–
1.10%	–	–	414	–	289	–	3,138	–
1.15%	–	–	18,300	–	6,705	–	138,061	506
1.20%	–	–	85	–	–	–	550	–
1.25%	–	–	7,724	–	4,699	–	49,055	4,125
1.30%	149,871	407,595	–	116,956	–	1,475,800	228	–
1.35%	–	–	6,136	–	–	–	31,077	109
1.40%	82,942	184,496	1,848	66,152	368	970,720	12,299	–
1.45%	–	–	15,223	–	4,606	–	51,913	1
1.50%	–	–	19,980	–	4,523	–	35,398	1,131
1.55%	–	–	19,486	–	6,926	–	176,583	51
1.60%	–	–	2,370	–	902	–	15,589	301
1.65%	–	–	11,826	–	873	–	51,353	277
1.70%	–	–	6,370	–	1,032	–	14,081	533
1.75%	–	–	15,000	–	733	–	46,093	623
1.80%	–	–	16,171	–	2,198	–	85,885	371
1.85%	–	–	7,818	–	2,518	–	44,112	314
1.90%	–	–	3,797	–	933	–	14,130	–
1.95%	–	–	4,654	–	345	–	11,567	945
2.00%	–	–	6,797	–	45	–	14,355	40
2.05%	–	–	5,822	–	1,100	–	22,158	–
2.10%	–	–	2,561	–	1,706	–	10,605	237
2.15%	–	–	6,221	–	1,118	–	4,217	–
2.20%	–	–	3,560	–	77	–	8,944	–
2.25%	–	–	2,849	–	–	–	6,476	–
2.30%	–	–	4,285	–	–	–	677	–
2.35%	–	–	3,265	–	–	–	392	–
2.40%	–	–	568	–	–	–	1,252	–
2.45%	–	–	1,402	–	265	–	2,534	–
2.50%	–	–	234	–	–	–	73	–
2.55%	–	–	366	–	–	–	459	–
2.60%	–	–	183	–	–	–	–	–
2.65%	–	–	–	–	–	–	963	–
2.70%	–	–	150	–	–	–	4,237	–
2.75%	–	–	2	–	–	–	1,069	–
2.80%	–	–	–	–	–	–	–	–
2.85%	–	–	85	–	–	–	–	–
2.90%	–	–	45	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$233,330	594,323	195,730	183,344	42,346	2,453,524	864,185	9,564

	WFDisc	WFTrustOp	WFLrgCoGro	WFMnMrkt	WFTotRetBd
0.80%	$577	7,014	–	–	–
0.95%	–	–	–	–	–
1.05%	–	–	–	–	–
1.10%	–	–	–	–	–
1.15%	–	–	–	91	15
1.20%	–	–	–	–	–
1.25%	–	–	–	–	–
1.30%	663,804	3,696,357	–	–	–
1.35%	–	–	–	–	–
1.40%	297,030	1,531,106	7	1,022	–
1.45%	–	–	–	–	–
1.50%	–	–	–	–	–
1.55%	–	–	–	–	–
1.60%	–	–	–	–	–
1.65%	–	–	–	2	–
1.70%	–	–	–	–	–
1.75%	–	–	18	–	–
1.80%	–	–	–	–	–
1.85%	–	–	–	–	–
1.90%	–	–	310	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	WFDisc	WFTrustOp	WFLrgCoGro	WFMnMrkt	WFTotRetBd
1.95%	–	–	–	–	–
2.00%	–	–	56	–	–
2.05%	–	–	–	–	–
2.10%	–	–	598	–	–
2.15%	–	–	–	–	–
2.20%	–	–	628	–	–
2.25%	–	–	–	–	–
2.30%	–	–	–	–	–
2.35%	–	–	–	–	–
2.40%	–	–	–	–	–
2.45%	–	–	–	–	–
2.50%	–	–	–	–	–
2.55%	–	–	–	–	–
2.60%	–	–	–	–	–
2.65%	–	–	–	–	–
2.70%	–	–	–	–	–
2.75%	–	–	–	–	–
2.80%	–	–	–	–	–
2.85%	–	–	–	–	–
2.90%	–	–	–	–	–
2.95%	–	–	–	–	–
3.00%	–	–	–	–	–
3.05%	–	–	–	–	–
3.10%	–	–	–	–	–
3.15%	–	–	–	–	–
3.25%	–	–	–	–	–

Totals	$961,411	5,234,477	1,617	1,115	15

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $281,754,798 and $414,416,736 respectively, and total transfers from the Account to the fixed account were $86,585,725 and $105,143,370, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $11,235,861 and $12,885,852 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $1,705,112 and $3,760,175 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

For Purchase Payment Credits, the Company contributed $2,000,683 and $1,578,876 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
AIM VIF – Basic Value Fund – Series II Shares
2005	0.95% to 2.95%	3,126,816	$12.64 to 14.06	$49,174,442	0.00%	4.43% to 2.33%
2004	0.95% to 2.80%	2,372,812	12.11 to 13.78	35,865,728	0.00%	9.79% to 7.74%
2003	0.95% to 2.80%	725,730	11.03 to 12.79	9,990,108	0.00%	10.28% to 27.90%	(a) (b)

AIM VIF – Capital Appreciation Fund – Series II Shares
2005	0.95% to 2.95%	783,186	12.18 to 13.19	11,580,313	0.00%	7.55% to 5.38%
2004	0.95% to 2.85%	995,122	11.33 to 12.54	13,783,771	0.00%	5.32% to 3.30%
2003	0.95% to 2.80%	208,483	10.76 to 12.14	2,749,979	0.00%	7.56% to 21.42%	(a) (b)

AIM VIF – Capital Development Fund – Series II Shares
2005	0.95% to 3.00%	938,234	13.62 to 15.09	15,894,114	0.00%	8.23% to 6.00%
2004	0.95% to 2.70%	681,736	12.59 to 15.48	10,765,387	0.00%	14.17% to 12.16%
2003	1.15% to 2.65%	156,782	14.00 to 13.81	2,180,408	0.00%	39.96% to 38.10%	(a) (b)

Alger American Balanced Portfolio – Class S
2005	0.95% to 1.45%	37,454	11.73 to 11.60	439,160	1.78%	7.13% to 6.59%
2004	0.95% to 1.45%	11,877	10.95 to 10.88	129,991	1.97%	3.28% to 2.76%

Alger American MidCap Growth Portfolio – Class S
2005	0.95% to 1.80%	31,739	13.06 to 12.80	413,029	0.00%	8.50% to 7.57%
2004	0.95% to 1.45%	17,910	12.03 to 11.95	215,064	0.00%	11.69% to 11.13%
2003	0.95%	2,204	10.77	23,746	0.00%	7.74%	(a) (b)

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B
2005	0.95% to 2.90%	1,458,592	12.61 to 13.36	22,196,589	1.24%	3.60% to 1.57%
2004	0.95% to 2.90%	1,632,039	12.17 to 13.15	24,059,143	0.88%	10.17% to 8.00%
2003	0.95% to 2.90%	1,055,483	11.05 to 12.18	14,215,858	0.14%	10.51% to 21.78%	(a) (b)

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B
2005	0.95% to 2.40%	472,597	14.34 to 17.73	8,416,951	0.55%	5.62% to 4.08%
2004	0.95% to 2.70%	497,373	13.58 to 16.94	8,511,826	0.09%	17.94% to 15.86%
2003	1.10% to 2.70%	282,978	14.83 to 14.62	4,130,159	0.05%	48.33% to 46.22%	(a) (b)

American Century VP – Balanced Fund – Class I
2005	0.80% to 1.40%	4,467,709	18.24 to 20.02	94,404,446	1.89%	4.10% to 3.47%
2004	0.80% to 1.40%	5,476,571	17.53 to 19.35	111,421,119	1.68%	8.90% to 8.24%
2003	0.80% to 1.40%	6,309,606	16.09 to 17.88	118,238,558	2.53%	18.50% to 17.79%
2002	0.80% to 1.40%	6,701,595	13.58 to 16.57	106,481,584	2.84%	-10.82% to -10.28%
2001	0.80% to 1.40%	7,936,316	15.14 to 18.56	141,082,423	2.85%	-4.90% to -4.32%

American Century VP – Capital Appreciation Fund – Class I
2005	0.80% to 1.40%	4,837,975	13.28 to 16.19	129,211,185	0.00%	21.09% to 20.36%
2004	0.80% to 1.40%	5,652,516	10.97 to 13.45	124,449,595	0.00%	6.72% to 6.08%
2003	0.80% to 1.40%	6,916,987	10.28 to 12.68	141,677,225	0.00%	19.51% to 18.79%
2002	0.80% to 1.40%	8,313,614	8.60 to 21.07	140,824,556	0.00%	-22.31% to -21.83%
2001	0.80% to 1.40%	10,868,054	11.00 to 27.09	231,878,049	0.00%	-29.08% to -28.65%

American Century VP – Income & Growth Fund – Class I
2005	0.80% to 1.40%	3,657,933	12.24 to 11.69	42,972,046	2.07%	3.80% to 3.17%
2004	0.80% to 1.40%	4,654,910	11.79 to 11.33	52,942,168	1.40%	12.09% to 11.41%
2003	0.80% to 1.40%	5,714,030	10.52 to 10.17	58,274,174	1.11%	28.32% to 27.54%
2002	0.80% to 1.40%	5,125,581	7.97 to 8.20	40,961,204	1.15%	-20.50% to -20.02%
2001	0.80% to 1.40%	6,383,548	10.03 to 10.25	64,124,490	0.93%	-9.64% to -9.09%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Income & Growth Fund – Class II
2005	0.95% to 2.85%	974,803	$12.97 to 11.33	$14,596,589	1.77%	3.53% to 1.59%
2004	0.95% to 2.85%	964,870	12.53 to 11.15	14,094,019	1.13%	11.50% to 9.46%
2003	0.95% to 2.80%	513,470	11.24 to 12.24	6,815,250	0.00%	12.35% to 22.37%	(a) (b)

American Century VP – Inflation Protection Fund – Class II
2005	0.80% to 3.00%	7,317,685	10.86 to 10.36	79,291,554	4.66%	0.75% to -1.48%
2004	0.80% to 3.00%	5,306,858	10.78 to 10.51	57,508,773	3.39%	4.96% to 2.64%
2003	0.80% to 2.55%	1,303,256	10.27 to 10.29	13,554,997	1.08%	2.69% to 2.92%	(a)

American Century VP – International Fund – Class I
2005	0.80% to 1.40%	3,664,642	19.21 to 18.13	66,905,080	1.18%	12.35% to 11.67%
2004	0.80% to 1.40%	4,655,031	17.10 to 16.24	76,046,364	0.57%	14.00% to 13.32%
2003	0.80% to 1.40%	6,008,220	15.00 to 14.33	86,550,127	0.75%	23.51% to 22.77%
2002	0.80% to 1.40%	7,997,923	11.67 to 12.14	93,782,519	0.88%	-21.49% to -21.01%
2001	0.80% to 1.40%	12,314,247	14.87 to 15.37	183,795,862	0.09%	-30.17% to -29.74%

American Century VP – International Fund – Class II
2005	0.95% to 2.15%	187,627	14.45 to 16.03	3,059,229	1.01%	12.03% to 10.68%
2004	0.95% to 2.15%	218,350	12.90 to 14.48	3,195,978	0.49%	13.68% to 12.31%
2003	0.95% to 2.70%	238,887	11.35 to 12.83	3,091,431	0.00%	13.46% to 28.33%	(a) (b)

American Century VP – International Fund – Class III
2005	0.80% to 1.40%	2,307,236	12.77 to 12.49	28,896,626	1.13%	12.20% to 11.52%
2004	0.80% to 1.40%	2,469,324	11.38 to 11.20	27,706,844	0.54%	14.16% to 13.47%
2003	0.80% to 1.40%	2,431,962	9.97 to 9.87	24,027,699	0.68%	23.51% to 22.77%
2002	0.80% to 1.40%	1,893,970	8.04 to 8.07	15,231,488	0.00%	-19.61% to -19.28%	(a) (b)

American Century VP – International Fund – Class IV
2005	0.95% to 2.65%	771,337	12.63 to 12.27	9,654,221	0.89%	11.90% to 9.99%
2004	0.95% to 2.30%	493,520	11.29 to 11.19	5,550,929	0.00%	12.89% to 11.87%	(a) (b)

American Century VP – Mid Cap Value Fund – Class II
2005	1.15% to 2.90%	483,218	11.22 to 11.09	5,404,126	1.28%	12.21% to 10.89%	(a) (b)

American Century VP – Ultra® Fund – Class I
2005	0.80% to 1.40%	704,273	11.02 to 10.78	7,610,398	0.00%	1.35% to 0.74%
2004	0.80% to 1.40%	671,844	10.88 to 10.70	7,201,616	0.00%	9.79% to 9.13%
2003	0.80% to 1.40%	596,069	9.91 to 9.81	5,850,738	0.00%	23.90% to 23.15%
2002	0.80% to 1.40%	144,545	7.96 to 8.00	1,151,365	0.33%	-20.37% to -20.05%	(a) (b)

American Century VP – Ultra® Fund – Class II
2005	0.95% to 2.90%	1,111,532	11.82 to 12.40	15,585,166	0.00%	1.01% to -0.97%
2004	0.95% to 2.85%	833,172	11.70 to 12.54	11,612,690	0.00%	9.54% to 7.44%
2003	1.15% to 2.75%	251,964	13.07 to 11.68	3,176,173	0.00%	30.66% to 16.77%	(a) (b)

American Century VP – Value Fund – Class I
2005	0.80% to 1.40%	7,260,905	22.30 to 21.11	154,247,554	0.93%	4.20% to 3.57%
2004	0.80% to 1.40%	8,834,706	21.40 to 20.39	181,034,811	1.06%	13.42% to 12.73%
2003	0.80% to 1.40%	9,070,068	18.87 to 18.08	164,712,767	1.01%	27.93% to 27.15%
2002	0.80% to 1.40%	10,608,306	14.22 to 14.75	151,374,824	0.98%	-13.84% to -13.32%
2001	0.80% to 1.40%	12,737,342	16.51 to 17.02	210,784,815	0.86%	11.23% to 11.91%

American Century VP – Value Fund – Class II
2005	0.95% to 2.95%	4,664,738	13.16 to 13.87	73,014,202	0.59%	3.86% to 1.77%
2004	0.95% to 2.80%	2,735,693	12.67 to 13.66	41,571,673	0.53%	13.09% to 10.98%
2003	1.10% to 2.80%	875,072	13.63 to 12.31	11,835,842	0.00%	36.27% to 23.13%	(a) (b)

American Century VP – Vista(SM) Fund – Class II
2005	1.10% to 2.90%	106,490	11.37 to 11.23	1,205,764	0.00%	13.72% to 12.35%	(a) (b)

American VIS – Growth Fund – Class 1
2005	1.30%	304,890	70.93	21,624,645	0.86%	14.99%
2004	1.30%	328,214	61.68	20,244,087	0.35%	11.28%
2003	1.30%	365,065	55.43	20,233,757	0.37%	35.36%
2002	1.30%	395,501	40.94	16,193,780	0.18%	-25.26%
2001	1.30%	473,727	54.78	25,950,752	0.61%	-19.01%

American VIS – High-Income Bond Fund – Class 1
2005	1.30%	51,290	37.04	1,899,949	5.71%	1.13%
2004	1.30%	56,446	36.63	2,067,573	5.70%	8.40%
2003	1.30%	79,839	33.79	2,697,763	10.29%	28.10%
2002	1.30%	52,094	26.38	1,374,108	8.77%	-2.79%
2001	1.30%	57,996	27.14	1,573,778	9.84%	6.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American VIS – U.S. Government/AAA-Rated Securities Fund – Class 1
2005	1.30%	88,729	$27.29	$2,421,277	3.90%	1.37%
2004	1.30%	91,982	26.92	2,476,082	4.87%	2.24%
2003	1.30%	110,931	26.33	2,920,820	3.56%	1.18%
2002	1.30%	125,824	26.02	3,274,314	4.55%	8.03%
2001	1.30%	121,523	24.09	2,927,289	5.81%	5.84%

Charles Schwab Money Market Portfolio
2005	0.95% to 1.90%	1,114,003	10.16 to 9.94	11,301,111	3.00%	1.77% to 0.80%
2004	0.95% to 1.85%	438,727	9.98 to 9.86	4,373,727	0.96%	-0.06% to -0.96%
2003	0.95% to 1.45%	245,954	9.99 to 9.97	2,456,759	0.09%	-0.11% to -0.27%	(a) (b)

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.80% to 1.40%	377,164	14.38 to 13.62	5,168,448	0.00%	15.22% to 14.52%
2004	0.80% to 1.40%	509,005	12.48 to 11.89	6,084,949	0.00%	17.05% to 16.34%
2003	0.80% to 1.40%	665,511	10.67 to 10.22	6,834,165	0.00%	46.48% to 45.59%
2002	0.80% to 1.40%	871,300	7.02 to 7.28	6,140,841	0.00%	-35.08% to -34.68%
2001	0.80% to 1.40%	1,505,921	10.81 to 11.15	16,336,811	0.00%	-29.64% to -29.21%

Credit Suisse Trust – International Focus Portfolio
2005	0.80% to 1.40%	3,268,498	13.75 to 13.30	43,719,660	0.84%	16.50% to 15.80%
2004	0.80% to 1.40%	4,168,927	11.80 to 11.49	48,123,003	0.93%	13.82% to 13.14%
2003	0.80% to 1.40%	5,366,505	10.37 to 10.15	54,715,107	0.43%	32.03% to 31.23%
2002	0.80% to 1.40%	6,977,626	7.74 to 7.85	54,182,847	0.00%	-21.03% to -20.55%
2001	0.80% to 1.40%	10,217,779	9.80 to 9.88	100,414,080	0.00%	-23.37% to -22.90%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	0.80% to 1.40%	5,728,799	16.28 to 17.07	98,399,267	0.00%	-3.46% to -4.04%
2004	0.80% to 1.40%	7,254,068	16.86 to 17.78	129,733,218	0.00%	9.98% to 9.32%
2003	0.80% to 1.40%	8,999,069	15.33 to 16.27	147,102,444	0.00%	47.36% to 46.47%
2002	0.80% to 1.40%	10,206,558	10.41 to 11.19	113,825,374	0.00%	-34.62% to -34.22%
2001	0.80% to 1.40%	13,924,081	15.82 to 17.10	237,323,291	0.00%	-17.19% to -16.69%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.80% to 2.50%	3,454,461	13.42 to 17.92	52,798,571	0.00%	6.38% to 4.56%
2004	0.80% to 2.70%	3,662,793	12.62 to 17.08	50,846,240	0.46%	20.91% to 18.60%
2003	0.80% to 2.35%	2,490,303	10.43 to 10.15	27,176,568	0.28%	36.68% to 44.44%	(b)
2002	0.80% to 1.40%	466,308	7.60 to 7.63	3,546,444	0.31%	-23.97% to -23.66%	(a) (b)

Dreyfus Socially Responsible Growth Fund, Inc., The
2005	0.80% to 1.40%	4,359,987	16.95 to 20.79	95,023,542	0.00%	2.79% to 2.17%
2004	0.80% to 1.40%	5,445,879	16.49 to 20.35	115,826,541	0.36%	5.36% to 4.72%
2003	0.80% to 1.40%	6,701,628	15.66 to 19.43	135,576,829	0.11%	25.00% to 24.24%
2002	0.80% to 1.40%	7,243,408	12.52 to 16.66	117,819,427	0.19%	-29.94% to -29.51%
2001	0.80% to 1.40%	9,331,556	17.77 to 23.76	215,882,811	0.06%	-23.67% to -23.20%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.80% to 1.40%	21,479,216	22.61 to 27.26	590,648,682	1.54%	3.86% to 3.23%
2004	0.80% to 1.40%	27,047,637	21.77 to 26.41	719,718,796	1.71%	9.76% to 9.09%
2003	0.80% to 1.40%	32,699,415	19.84 to 24.21	796,781,905	1.40%	27.34% to 26.57%
2002	0.80% to 1.40%	38,520,995	15.58 to 19.36	740,960,376	1.27%	-23.45% to -22.98%
2001	0.80% to 1.40%	47,103,460	20.23 to 25.27	1,182,651,353	1.03%	-13.42% to -12.89%

Dreyfus Stock Index Fund, Inc. – Service Shares
2005	0.95% to 3.00%	6,341,787	12.49 to 13.00	93,210,382	1.41%	3.44% to 1.31%
2004	0.95% to 3.00%	5,049,202	12.07 to 12.84	72,127,749	1.74%	9.30% to 7.04%
2003	0.95% to 2.90%	1,563,084	11.04 to 12.00	20,724,193	0.73%	10.44% to 20.00%	(a) (b)

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.80% to 1.40%	4,029,605	13.86 to 13.17	53,378,443	0.02%	3.55% to 2.92%
2004	0.80% to 1.40%	4,990,800	13.39 to 12.79	64,177,831	1.53%	4.21% to 3.58%
2003	0.80% to 1.40%	6,013,001	12.85 to 12.35	74,581,255	1.29%	20.20% to 19.47%
2002	0.80% to 1.40%	7,086,046	10.34 to 10.69	73,506,332	1.03%	-17.88% to -17.38%
2001	0.80% to 1.40%	8,242,002	12.59 to 12.94	104,038,905	0.74%	-10.59% to -10.04%

Dreyfus VIF – Appreciation Portfolio – Service Shares
2005	0.95% to 3.00%	1,814,647	11.77 to 11.87	24,136,811	0.00%	3.13% to 1.00%
2004	0.95% to 2.85%	1,357,385	11.42 to 11.78	17,648,287	2.09%	3.80% to 1.81%
2003	1.15% to 2.65%	396,749	12.70 to 12.54	4,997,749	1.99%	27.04% to 25.35%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus VIF – Developing Leaders Portfolio – Service Shares
2005	0.95% to 2.40%	339,465	$12.34 to 15.26	$5,241,910	0.00%	4.56% to 3.03%
2004	0.95% to 2.40%	327,297	11.80 to 14.81	4,907,676	0.00%	9.99% to 8.38%
2003	1.10% to 2.40%	131,238	13.83 to 13.67	1,800,570	0.00%	38.26% to 36.67%	(a) (b)

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	0.80% to 1.40%	2,832,165	13.42 to 12.71	36,194,164	1.29%	2.53% to 1.91%
2004	0.80% to 1.40%	3,540,729	13.09 to 12.47	44,355,941	1.18%	6.61% to 5.96%
2003	0.80% to 1.40%	4,245,970	12.28 to 11.77	50,156,353	0.77%	25.56% to 24.80%
2002	0.80% to 1.40%	4,941,819	9.43 to 9.78	46,735,460	0.59%	-26.38% to -25.93%
2001	0.80% to 1.40%	6,347,774	12.81 to 13.20	81,481,728	0.48%	-7.17% to -6.60%

Federated IS – American Leaders Fund II – Service Shares
2005	0.95% to 2.75%	177,529	12.68 to 13.39	2,536,537	1.27%	3.78% to 1.90%
2004	1.15% to 2.75%	191,712	14.45 to 13.14	2,665,097	1.22%	8.24% to 6.49%
2003	1.15% to 2.55%	77,357	13.35 to 13.18	1,001,093	0.00%	33.50% to 31.84%	(a) (b)

Federated IS – Capital Appreciation Fund II – Service Shares
2005	1.05% to 3.15%	236,710	11.67 to 12.06	3,170,136	0.84%	0.63% to -1.50%
2004	1.05% to 3.15%	262,174	11.60 to 12.24	3,512,976	0.53%	5.99% to 3.74%
2003	1.10% to 2.80%	177,660	13.00 to 11.83	2,254,950	0.00%	30.02% to 18.27%	(a) (b)

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.80% to 1.40%	1,866,157	11.50 to 11.25	21,031,569	3.80%	0.49% to -0.12%
2004	0.80% to 1.40%	2,208,926	11.44 to 11.26	24,906,332	4.23%	2.79% to 2.17%
2003	0.80% to 1.40%	3,097,044	11.13 to 11.02	34,160,926	4.10%	3.81% to 3.18%
2002	0.80% to 1.40%	2,559,029	10.68 to 10.72	27,343,161	0.00%	6.82% to 7.25%	(a) (b)

Federated IS – Quality Bond Fund II – Service Shares
2005	0.95% to 2.95%	4,648,453	10.51 to 9.79	48,245,065	3.29%	0.03% to -1.98%
2004	0.95% to 2.85%	3,548,586	10.50 to 10.78	37,072,244	3.23%	2.34% to 0.39%
2003	0.95% to 2.60%	1,665,638	10.26 to 10.78	17,093,448	0.01%	2.63% to 1.48%	(a) (b)

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2005	0.80% to 1.40%	24,111,620	22.66 to 28.49	951,276,572	1.68%	5.02% to 4.39%
2004	0.80% to 1.40%	29,628,395	21.58 to 27.29	1,103,365,925	1.58%	10.64% to 9.97%
2003	0.80% to 1.40%	35,119,867	19.50 to 24.82	1,172,481,617	1.79%	29.29% to 28.51%
2002	0.80% to 1.40%	41,305,904	15.08 to 33.74	1,060,581,302	1.87%	-18.11% to -17.61%
2001	0.80% to 1.40%	51,133,930	18.31 to 41.16	1,585,718,542	1.79%	-6.29% to -5.72%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2005	1.10% to 2.95%	8,101,371	15.80 to 13.78	125,643,989	1.28%	4.41% to 2.47%
2004	1.10% to 2.95%	6,134,314	15.13 to 13.45	91,285,573	0.82%	10.01% to 7.95%
2003	1.10% to 2.80%	1,963,742	13.76 to 12.47	26,626,620	0.00%	37.56% to 24.68%	(a) (b)

Fidelity® VIP – Growth Portfolio – Initial Class
2005	0.80% to 1.40%	19,493,494	17.99 to 23.63	851,535,193	0.51%	4.95% to 4.32%
2004	0.80% to 1.40%	24,907,685	17.14 to 22.65	1,021,303,176	0.28%	2.55% to 1.93%
2003	0.80% to 1.40%	30,857,133	16.71 to 22.22	1,206,381,873	0.27%	31.79% to 30.99%
2002	0.80% to 1.40%	36,598,859	12.68 to 43.17	1,070,077,897	0.27%	-31.09% to -30.67%
2001	0.80% to 1.40%	48,260,844	18.29 to 62.58	1,993,120,208	0.08%	-18.81% to -18.31%

Fidelity® VIP – Growth Portfolio – Service Class 2
2005	1.10% to 3.00%	3,421,593	14.79 to 12.61	49,127,180	0.25%	4.35% to 2.35%
2004	1.10% to 2.85%	3,015,154	14.17 to 12.36	41,622,162	0.09%	1.99% to 0.18%
2003	1.10% to 2.80%	1,072,088	13.90 to 12.34	14,579,923	0.00%	38.99% to 23.39%	(a) (b)

Fidelity® VIP – High Income Portfolio – Initial Class
2005	0.80% to 1.40%	8,818,397	13.19 to 14.31	171,137,153	14.50%	1.88% to 1.27%
2004	0.80% to 1.40%	12,101,014	12.95 to 14.13	228,193,033	8.17%	8.72% to 8.06%
2003	0.80% to 1.40%	16,497,401	11.91 to 13.08	283,236,571	6.82%	26.25% to 25.48%
2002	0.80% to 1.40%	17,053,114	9.43 to 19.56	231,945,065	10.24%	2.00% to 2.62%
2001	0.80% to 1.40%	20,055,329	9.19 to 19.16	263,383,634	16.07%	-12.98% to -12.44%

Fidelity® VIP – Overseas Portfolio – Initial Class
2005	0.80% to 1.40%	6,764,235	19.38 to 19.82	164,441,055	0.66%	18.10% to 17.38%
2004	0.80% to 1.40%	8,332,810	16.41 to 16.88	172,049,779	1.18%	12.73% to 12.05%
2003	0.80% to 1.40%	10,235,114	14.55 to 15.07	187,955,327	0.83%	42.22% to 41.36%
2002	0.80% to 1.40%	12,965,489	10.23 to 13.97	167,732,039	0.89%	-21.40% to -20.92%
2001	0.80% to 1.40%	17,812,066	12.94 to 17.76	290,908,736	5.72%	-22.28% to -21.80%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – Overseas Portfolio – Initial Class R
2005	0.80% to 1.40%	4,309,892	$14.69 to 14.37	$62,111,628	0.64%	18.16% to 17.45%
2004	0.80% to 1.40%	4,483,379	12.44 to 12.24	54,961,518	1.04%	12.68% to 12.00%
2003	0.80% to 1.40%	3,556,585	11.04 to 10.92	38,898,685	0.58%	42.18% to 41.32%
2002	0.80% to 1.40%	1,991,220	7.73 to 7.76	15,399,653	0.00%	-22.70% to -22.38%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class 2
2005	1.10% to 2.30%	445,790	19.55 to 18.87	8,474,142	0.53%	17.48% to 16.06%
2004	1.10% to 2.35%	579,313	16.64 to 16.25	9,439,417	1.00%	12.07% to 10.65%
2003	1.10% to 2.70%	759,076	14.85 to 14.64	11,143,294	0.00%	48.46% to 46.36%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2005	1.10% to 2.75%	2,671,311	12.98 to 12.62	34,592,870	0.39%	17.44% to 15.49%
2004	1.10% to 2.75%	1,455,683	11.05 to 10.93	16,113,454	0.00%	10.51% to 9.29%	(a) (b)

Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2005	0.80% to 1.40%	12,409,816	18.70 to 18.45	329,413,384	2.78%	3.21% to 2.59%
2004	0.80% to 1.40%	15,144,673	18.12 to 17.98	387,934,534	2.80%	4.63% to 3.99%
2003	0.80% to 1.40%	18,528,814	17.32 to 17.29	450,130,622	3.64%	17.03% to 16.32%
2002	0.80% to 1.40%	21,172,985	14.80 to 24.49	440,820,954	4.16%	-10.01% to -9.46%
2001	0.80% to 1.40%	26,640,365	16.35 to 27.18	610,006,656	4.45%	-5.44% to -4.86%

Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2005	0.80% to 1.40%	24,802,463	29.52 to 30.12	752,002,828	0.29%	16.00% to 15.31%
2004	0.80% to 1.40%	27,634,632	25.45 to 26.12	725,941,419	0.34%	14.55% to 13.86%
2003	0.80% to 1.40%	31,289,245	22.22 to 22.94	721,253,344	0.46%	27.44% to 26.67%
2002	0.80% to 1.40%	35,826,301	17.43 to 18.25	651,487,682	0.90%	-10.62% to -10.07%
2001	0.80% to 1.40%	43,074,426	19.39 to 20.40	875,745,551	0.83%	-13.48% to -12.95%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2005	1.10% to 3.10%	13,262,039	17.62 to 15.46	229,643,763	0.09%	15.37% to 13.04%
2004	1.10% to 3.10%	7,550,491	15.28 to 13.68	113,908,694	0.10%	13.89% to 11.59%
2003	1.10% to 2.80%	1,746,863	13.41 to 12.28	23,242,672	0.00%	34.14% to 22.81%	(a) (b)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2005	0.80% to 1.40%	1,541,808	10.65 to 10.48	16,185,460	3.17%	1.27% to 0.65%
2004	0.80% to 1.40%	1,079,916	10.52 to 10.41	11,254,188	2.96%	3.48% to 2.86%
2003	0.80% to 1.40%	441,619	10.16 to 10.12	4,471,457	0.00%	1.63% to 1.22%	(a) (b)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2
2005	1.10% to 2.90%	6,089,737	10.74 to 10.02	64,530,741	2.84%	0.78% to -1.05%
2004	1.10% to 2.85%	3,702,374	10.65 to 10.52	39,157,892	2.31%	3.04% to 1.24%
2003	1.10% to 2.60%	1,078,745	10.34 to 10.42	11,114,242	0.00%	3.40% to 2.05%	(a) (b)

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2005	0.80% to 1.40%	3,577,040	11.23 to 10.67	38,352,113	0.93%	8.02% to 7.37%
2004	0.80% to 1.40%	4,326,389	10.39 to 9.93	43,162,018	0.56%	6.33% to 5.69%
2003	0.80% to 1.40%	5,119,061	9.77 to 9.40	48,280,130	0.78%	28.83% to 28.06%
2002	0.80% to 1.40%	6,029,031	7.34 to 7.59	44,374,253	1.11%	-22.94% to -22.47%
2001	0.80% to 1.40%	7,361,823	9.52 to 9.79	70,269,192	0.40%	-15.63% to -15.11%

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2005	1.10% to 3.10%	7,193,078	20.70 to 19.03	146,085,937	0.00%	16.72% to 14.37%
2004	1.10% to 3.10%	3,994,345	17.74 to 16.64	69,828,007	0.00%	23.29% to 20.79%
2003	1.10% to 2.65%	952,250	14.39 to 14.19	13,510,593	0.00%	43.87% to 41.90%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2005	0.80% to 1.40%	1,313,761	13.45 to 13.15	17,327,837	0.00%	1.74% to 1.12%
2004	0.80% to 1.40%	1,973,235	13.22 to 13.01	25,716,534	0.00%	13.08% to 12.39%
2003	0.80% to 1.40%	2,066,461	11.69 to 11.57	23,941,728	0.00%	56.53% to 55.58%
2002	0.80% to 1.40%	204,843	7.44 to 7.47	1,524,353	0.00%	-25.61% to -25.31%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2005	1.10% to 3.10%	1,244,308	19.04 to 16.01	23,050,709	0.00%	1.30% to -0.74%
2004	1.10% to 3.10%	1,160,567	18.80 to 16.13	21,344,299	0.00%	12.59% to 10.31%
2003	1.10% to 2.65%	612,598	16.70 to 16.47	10,142,879	0.00%	66.98% to 64.69%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2
2005	1.15% to 2.70%	851,649	10.71 to 10.60	9,071,545	0.85%	7.14% to 6.02%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2
2005	1.15% to 2.90%	1,450,199	11.02 to 10.89	15,908,277	1.01%	10.21% to 8.91%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2
2005	1.15% to 2.90%	626,404	11.23 to 11.10	6,999,070	0.99%	12.29% to 10.97%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2
2005	1.10% to 2.75%	1,080,443	$13.42 to 13.27	$14,439,718	0.70%	34.16% to 32.67%	(a) (b)
Financial Investors VIT – First Horizon Capital Appreciation Portfolio
2005	1.55% to 2.30%	4,666	11.89 to 11.69	55,110	0.00%	1.46% to 0.69%
2004	1.55% to 2.30%	4,651	11.72 to 11.60	54,300	0.00%	9.52% to 8.69%
Financial Investors VIT – First Horizon Core Equity Portfolio
2005	1.55% to 2.35%	56,260	10.89 to 10.68	604,067	1.26%	-4.24% to -5.02%
2004	1.55% to 2.35%	63,802	11.37 to 11.25	720,213	1.40%	3.84% to 3.00%
2003	1.55%	56	10.95	613	0.00%	9.47%	(a) (b)
Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2
2005	0.95% to 3.00%	8,398,809	12.36 to 13.00	122,425,253	0.91%	2.45% to 0.33%
2004	0.95% to 2.95%	5,740,207	12.06 to 12.97	82,208,252	0.58%	9.94% to 7.72%
2003	1.10% to 2.70%	1,384,163	13.22 to 13.04	18,147,130	0.13%	32.24% to 30.37%	(a) (b)
Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2
2005	0.95% to 2.65%	2,432,175	15.07 to 18.19	45,353,134	0.81%	7.74% to 5.89%
2004	0.95% to 2.75%	1,537,632	13.98 to 15.75	26,753,540	0.14%	22.57% to 20.35%
2003	1.10% to 2.70%	401,638	14.45 to 14.25	5,756,365	0.04%	44.54% to 42.49%	(a) (b)
Franklin Templeton VIP – Templeton Developing Markets Securites Fund – Class 3
2005	1.10% to 2.75%	588,613	12.71 to 12.57	7,454,753	0.17%	27.11% to 25.70%	(a) (b)
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2
2005	0.95% to 2.25%	634,836	14.58 to 17.06	11,022,531	1.12%	9.13% to 7.70%
2004	0.95% to 2.25%	759,444	13.36 to 15.84	12,142,293	1.42%	17.40% to 15.86%
2003	0.95% to 2.70%	604,314	11.38 to 13.62	8,285,031	0.17%	13.81% to 36.17%	(a) (b)
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3
2005	0.95% to 2.90%	3,144,611	12.60 to 12.19	39,198,071	1.15%	9.09% to 6.95%
2004	0.95% to 2.70%	1,223,594	11.55 to 11.42	14,077,001	0.45%	15.52% to 14.17%	(a) (b)
Franklin Templeton VIP – Templeton Global Income Securites Fund – Class 3
2005	1.15% to 2.65%	501,187	9.81 to 9.71	4,902,407	0.88%	-1.94% to -2.93%	(a) (b)
Gartmore GVIT Dreyfus International Value Fund – Class II
2005	0.95% to 2.30%	159,058	15.43 to 17.53	2,822,637	1.12%	10.73% to 9.22%
2004	0.95% to 2.70%	207,842	13.93 to 15.94	3,356,473	3.40%	18.86% to 16.76%
2003	0.95% to 2.70%	77,090	11.75 to 13.56	1,047,743	0.00%	17.48% to 35.57%	(a) (b)
Gartmore GVIT Dreyfus International Value Fund – Class III
2005	0.80% to 1.40%	1,317,124	18.35 to 18.06	23,825,534	1.54%	11.16% to 10.49%
2004	0.80% to 1.40%	1,098,371	16.51 to 16.34	17,968,143	2.34%	19.30% to 18.58%
2003	0.80% to 1.40%	237,590	13.74 to 13.69	3,253,297	0.00%	37.43% to 36.88%	(a) (b)
Gartmore GVIT Dreyfus International Value Fund – Class VI
2005	0.95% to 2.90%	2,983,147	12.75 to 12.34	37,643,603	1.41%	10.74% to 8.57%
2004	0.95% to 2.65%	975,961	11.51 to 11.38	11,193,338	0.88%	15.15% to 13.84%	(a) (b)
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I
2005	0.80% to 3.00%	9,202,373	14.67 to 15.79	140,639,610	1.01%	11.20% to 8.75%
2004	0.80% to 3.00%	9,133,807	13.20 to 14.52	124,396,672	0.54%	14.81% to 12.26%
2003	0.80% to 2.80%	8,099,016	11.49 to 12.95	93,067,272	0.43%	33.57% to 29.50%	(b)
2002	0.80% to 1.40%	6,856,576	8.47 to 8.60	58,143,111	0.43%	-16.49% to -15.98%
2001	0.80% to 1.40%	6,105,234	10.14 to 10.24	61,955,222	0.00%	-2.70% to -2.10%
Gartmore GVIT Emerging Markets Fund – Class I
2005	0.80% to 1.40%	71,734	17.77 to 17.21	1,239,682	0.59%	31.58% to 30.79%
2004	0.80% to 1.40%	91,659	13.51 to 13.16	1,210,001	0.79%	19.78% to 19.05%
2003	0.80% to 1.40%	157,661	11.28 to 11.05	1,746,289	0.50%	63.94% to 62.95%
2002	0.80% to 1.40%	263,209	6.78 to 6.88	1,788,282	0.17%	-16.42% to -15.91%
2001	0.80% to 1.40%	657,996	8.12 to 8.18	5,343,630	0.45%	-6.52% to -5.95%
Gartmore GVIT Emerging Markets Fund – Class II
2005	1.10% to 2.45%	229,328	26.12 to 25.11	5,880,895	0.39%	30.88% to 29.10%
2004	1.10% to 2.45%	308,910	19.96 to 19.45	6,083,130	0.89%	19.11% to 17.49%
2003	1.10% to 2.70%	289,997	16.76 to 16.52	4,798,777	0.13%	67.55% to 65.18%	(a) (b)
Gartmore GVIT Emerging Markets Fund – Class III
2005	0.80% to 1.40%	2,370,880	19.46 to 19.03	45,251,879	0.50%	31.60% to 30.80%
2004	0.80% to 1.40%	1,392,714	14.79 to 14.55	20,303,030	1.15%	19.79% to 19.07%
2003	0.80% to 1.40%	991,282	12.34 to 12.22	12,125,928	0.38%	63.90%to 62.91%
2002	0.80% to 1.40%	203,046	7.50 to 7.53	1,523,661	0.51%	-24.99% to -24.69%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Emerging Markets Fund – Class VI
2005	1.10% to 2.75%	1,795,459	$ 15.42 to 15.00	$ 27,469,297	0.51%	31.03% to 28.86%
2004	1.10% to 2.75%	690,336	11.77 to 11.64	8,096,434	1.65%	17.71% to 16.41%	(a) (b)

Gartmore GVIT Federated High Income Bond Fund – Class I
2005	0.95% to 2.35%	1,835,081	11.84 to 12.73	23,862,058	7.21%	1.41% to -0.02%
2004	0.95% to 2.75%	2,793,276	11.68 to 11.69	36,076,240	7.36%	9.05% to 7.07%
2003	1.10% to 2.70%	1,610,041	11.97 to 11.80	19,212,252	6.18%	19.74% to 18.04%	(a) (b)

Gartmore GVIT Federated High Income Bond Fund – Class III
2005	0.95% to 2.35%	1,650,804	10.47 to 10.38	17,226,530	8.47%	4.74% to 3.76%	(a) (b)

Gartmore GVIT Global Financial Services Fund – Class II
2005	0.95% to 2.30%	91,491	15.38 to 18.07	1,683,814	1.68%	9.74% to 8.25%
2004	0.95% to 2.30%	111,302	14.02 to 16.69	1,878,091	1.63%	19.62% to 17.99%
2003	0.95% to 2.70%	67,705	11.72 to 14.01	958,244	0.62%	17.17% to 40.97%	(a) (b)

Gartmore GVIT Global Financial Services Fund – Class III
2005	0.80% to 1.40%	235,707	16.02 to 15.67	3,701,998	1.28%	10.28% to 9.62%
2004	0.80% to 1.40%	401,465	14.53 to 14.29	5,747,991	2.12%	20.16% to 19.43%
2003	0.80% to 1.40%	184,883	12.09 to 11.97	2,215,524	0.56%	40.33% to 39.48%
2002	0.80% to 1.40%	107,155	8.58 to 8.62	919,991	0.02%	-14.19% to -13.84%	(a) (b)

Gartmore GVIT Global Health Sciences Fund – Class II
2005	0.95% to 2.40%	164,699	12.32 to 15.23	2,566,533	0.00%	7.16% to 5.60%
2004	0.95% to 2.40%	219,080	11.50 to 14.42	3,205,101	0.00%	6.54% to 4.98%
2003	0.95% to 2.70%	161,686	10.79 to 13.70	2,231,226	0.00%	7.93% to 37.02%	(a) (b)

Gartmore GVIT Global Health Sciences Fund – Class III
2005	0.80% to 1.40%	681,589	12.97 to 12.68	8,666,245	0.00%	7.56% to 6.91%
2004	0.80% to 1.40%	753,248	12.06 to 11.86	8,950,781	0.00%	6.98% to 6.33%
2003	0.80% to 1.40%	628,781	11.27 to 11.16	7,021,780	0.00%	35.68% to 34.86%
2002	0.80% to 1.40%	171,383	8.27 to 8.31	1,418,210	0.00%	-17.28% to -16.95%	(a) (b)

Gartmore GVIT Global Health Sciences Fund – Class VI
2005	0.95% to 2.75%	981,490	10.59 to 10.28	10,290,290	0.00%	7.21% to 5.27%
2004	0.95% to 2.65%	506,914	9.88 to 9.77	4,990,392	0.00%	-1.18% to -2.31%	(a) (b)

Gartmore GVIT Global Technology and Communications Fund – Class I
2005	0.80% to 1.40%	206,846	3.05 to 2.95	613,233	0.00%	-1.31% to -1.91%
2004	0.80% to 1.40%	275,982	3.09 to 3.01	833,304	0.00%	3.48% to 2.85%
2003	0.80% to 1.40%	403,612	2.98 to 2.92	1,183,737	0.00%	53.99% to 53.06%
2002	0.80% to 1.40%	892,288	1.91 to 1.94	1,708,163	0.86%	-43.58% to -43.24%
2001	0.80% to 1.40%	798,837	3.39 to 3.41	2,707,606	0.00%	-43.53% to -43.18%

Gartmore GVIT Global Technology and Communications Fund – Class II
2005	0.95% to 2.45%	103,102	10.55 to 14.90	1,576,432	0.00%	-1.72% to -3.20%
2004	0.95% to 2.45%	153,937	10.73 to 15.39	2,408,354	0.00%	3.04% to 1.48%
2003	1.15% to 2.65%	231,676	15.34 to 15.14	3,537,844	0.00%	53.44% to 51.40%	(a) (b)

Gartmore GVIT Global Technology and Communications Fund – Class III
2005	0.80% to 1.40%	399,751	11.24 to 10.99	4,406,502	0.00%	-1.31% to -1.90%
2004	0.80% to 1.40%	575,407	11.39 to 11.20	6,459,815	0.00%	3.44% to 2.82%
2003	0.80% to 1.40%	865,791	11.01 to 10.90	9,446,336	0.00%	53.95% to 53.02%
2002	0.80% to 1.40%	298,373	7.12 to 7.15	2,125,940	0.11%	-28.78% to -28.49%	(a) (b)

Gartmore GVIT Global Technology and Communications Fund – Class VI
2005	0.95% to 2.50%	335,200	10.71 to 10.43	3,556,148	0.00%	-1.72% to -3.25%
2004	0.95% to 2.40%	250,218	10.89 to 10.79	2,713,673	0.00%	8.94% to 7.89%	(a) (b)

Gartmore GVIT Global Utilities Fund – Class II
2005	0.95% to 2.10%	54,377	15.61 to 16.32	902,655	1.71%	5.18% to 3.96%
2004	0.95% to 2.10%	67,201	14.84 to 15.70	1,066,556	1.00%	28.33% to 26.84%
2003	1.15% to 2.70%	87,903	12.48 to 12.31	1,092,226	0.43%	24.79% to 23.08%	(a) (b)

Gartmore GVIT Global Utilities Fund – Class III
2005	0.80% to 1.40%	442,364	14.49 to 14.18	6,284,975	2.27%	5.63% to 4.99%
2004	0.80% to 1.40%	578,802	13.72 to 13.50	7,825,622	1.25%	28.91% to 28.13%
2003	0.80% to 1.40%	116,517	10.64 to 10.54	1,228,994	0.62%	23.18% to 22.43%
2002	0.80% to 1.40%	62,563	8.61 to 8.64	538,730	0.73%	-13.93% to -13.58%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Government Bond Fund – Class I
2005	0.80% to 2.95%	11,094,727	$ 16.65 to 9.90	$ 145,003,624	3.61%	2.44% to 0.23%
2004	0.80% to 2.80%	9,699,069	16.26 to 9.90	136,685,517	5.37%	2.44% to 0.37%
2003	0.80% to 2.60%	10,401,281	15.87 to 10.61	160,274,272	3.27%	1.18% to -0.30%	(b)
2002	0.80% to 1.40%	15,387,215	15.69 to 16.40	252,312,055	4.37%	9.43% to 10.10%
2001	0.80% to 1.40%	11,948,339	14.25 to 14.99	179,032,738	5.17%	5.75% to 6.39%

Tax qualified
2005	1.30%	1,939,292	45.77	88,757,078	3.61%	1.92%
2004	1.30%	2,272,676	44.90	102,051,082	5.37%	1.92%
2003	1.30%	2,859,598	44.06	125,987,256	3.27%	0.67%
2002	1.30%	3,796,805	43.76	166,158,150	4.37%	9.54%
2001	1.30%	3,026,477	39.95	120,910,304	5.17%	5.85%

Non-tax qualified
2005	1.30%	967,697	45.65	44,172,372	3.61%	1.92%
2004	1.30%	1,096,169	44.78	49,091,808	5.37%	1.92%
2003	1.30%	1,460,899	43.94	64,193,822	3.27%	0.67%
2002	1.30%	2,262,829	43.65	98,765,786	4.37%	9.54%
2001	1.30%	2,026,602	39.85	80,750,598	5.17%	5.85%

Gartmore GVIT Growth Fund – Class I
2005	0.80% to 1.40%	4,490,233	13.14 to 14.72	72,042,518	0.08%	5.65% to 5.01%
2004	0.80% to 1.40%	5,607,355	12.44 to 14.02	85,306,314	0.30%	7.29% to 6.64%
2003	0.80% to 1.40%	6,721,760	11.59 to 13.14	95,565,258	0.02%	31.68% to 30.88%
2002	0.80% to 1.40%	7,527,420	8.80 to 11.40	81,445,432	0.00%	-29.72% to -29.29%
2001	0.80% to 1.40%	9,697,122	12.45 to 16.21	148,778,467	0.00%	-29.15% to -28.71%

Gartmore GVIT ID Aggressive Fund – Class II
2005	0.80% to 3.15%	28,651,809	13.10 to 14.48	456,283,327	2.09%	7.07% to 4.54%
2004	0.80% to 3.15%	15,370,206	12.24 to 13.85	229,534,791	2.08%	13.11% to 10.44%
2003	0.80% to 3.15%	2,319,152	10.82 to 12.54	29,121,998	0.96%	30.81% to 25.39%	(b)
2002	0.80% to 1.40%	222,189	8.22 to 8.27	1,828,268	1.09%	-17.77% to -17.30%	(a) (b)

Gartmore GVIT ID Conservative Fund – Class II
2005	0.80% to 2.90%	10,630,963	11.36 to 10.61	119,046,011	2.93%	2.48% to 0.32%
2004	0.80% to 2.85%	8,879,736	11.09 to 10.58	97,796,092	2.75%	3.82% to 1.67%
2003	0.80% to 2.65%	3,354,319	10.68 to 10.64	35,767,690	2.15%	7.04% to 6.37%	(b)
2002	0.80% to 1.40%	1,455,743	9.92 to 9.98	14,443,651	2.79%	-0.81% to -0.24%	(a) (b)

Gartmore GVIT ID Moderate Fund – Class II
2005	0.80% to 3.25%	68,034,438	12.27 to 12.36	912,007,522	2.38%	4.50% to 1.93%
2004	0.80% to 3.10%	39,171,967	11.74 to 12.16	503,658,002	2.41%	8.66% to 6.14%
2003	0.80% to 3.00%	10,453,015	10.80 to 11.47	121,349,850	1.41%	19.09% to 14.66%	(b)
2002	0.80% to 1.40%	2,118,040	9.02 to 9.07	19,115,308	1.76%	-9.79% to -9.28%	(a) (b)

Gartmore GVIT ID Moderately Aggressive Fund – Class II
2005	0.80% to 3.25%	54,186,761	12.79 to 13.56	803,417,643	2.25%	6.22% to 3.60%
2004	0.80% to 3.25%	28,932,284	12.05 to 13.09	404,519,632	2.13%	11.20% to 8.45%
2003	0.80% to 2.85%	6,494,549	10.83 to 10.53	78,820,084	1.04%	25.63% to 29.11%	(b)
2002	0.80% to 1.40%	1,018,177	8.57 to 8.62	8,735,441	1.70%	-14.26% to -13.77%	(a) (b)

Gartmore GVIT ID Moderately Conservative Fund – Class II
2005	0.80% to 3.00%	21,337,805	11.89 to 11.49	262,262,110	2.75%	3.65% to 1.36%
2004	0.80% to 3.00%	14,377,462	11.47 to 11.34	171,579,370	2.61%	6.30% to 3.94%
2003	0.80% to 2.85%	4,202,278	10.79 to 10.41	46,736,320	1.81%	12.79% to 13.27%	(b)
2002	0.80% to 1.40%	830,335	9.52 to 9.57	7,906,829	2.34%	-4.83% to -4.29%	(a) (b)

Gartmore GVIT International Growth Fund – Class I
2005	0.80% to 1.40%	15,486	9.68 to 9.38	146,183	0.96%	29.17% to 28.39%
2004	0.80% to 1.40%	15,800	7.50 to 7.31	116,027	0.73%	13.28% to 12.60%
2003	0.80% to 1.40%	20,616	6.62 to 6.49	134,284	0.00%	34.54% to 33.73%
2002	0.80% to 1.40%	29,445	4.85 to 4.92	143,224	0.00%	-25.15% to -24.71%
2001	0.80% to 1.40%	34,979	6.48 to 6.53	227,067	0.38%	-29.66% to -29.22%

Gartmore GVIT International Growth Fund – Class III
2005	0.80% to 1.40%	847,716	15.33 to 14.99	12,738,956	0.74%	29.14% to 28.36%
2004	0.80% to 1.40%	348,335	11.87 to 11.68	4,073,360	1.00%	13.44% to 12.75%
2003	0.80% to 1.40%	222,505	10.46 to 10.36	2,306,595	0.00%	34.25% to 33.44%
2002	0.80% to 1.40%	89,607	7.76 to 7.79	695,629	0.00%	-22.38% to -22.06%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT J.P. Morgan Balanced Fund – Class I
2005	0.80% to 1.40%	230,571	$10.94 to 10.83	$2,499,509	2.31%	1.72% to 1.11%
2004	1.30% to 1.40%	82,004	10.72 to 10.71	878,643	1.67%	7.17% to 7.10%	(a) (b)

Gartmore GVIT Mid Cap Growth Fund – Class I
2005	0.80% to 1.40%	2,707,801	6.06 to 5.86	15,930,090	0.00%	8.87% to 8.21%
2004	0.80% to 1.40%	2,756,609	5.57 to 5.41	14,976,290	0.00%	14.42% to 13.72%
2003	0.80% to 1.40%	3,739,814	4.87 to 4.76	17,845,308	0.00%	39.02% to 38.18%
2002	0.80% to 1.40%	2,660,898	3.45 to 3.50	9,184,293	0.00%	-37.90% to -37.52%
2001	0.80% to 1.40%	3,055,759	5.55 to 5.60	16,970,224	0.00%	-31.29% to -30.87%

Gartmore GVIT Mid Cap Growth Fund – Class II
2005	0.95% to 2.90%	1,755,225	13.27 to 14.83	26,824,934	0.00%	8.56% to 6.43%
2004	0.95% to 2.80%	1,007,022	12.22 to 13.96	14,330,559	0.00%	14.12% to 11.99%
2003	1.15% to 2.80%	299,970	12.61 to 12.46	3,768,515	0.00%	26.05% to 24.65%	(a) (b)

Gartmore GVIT Money Market Fund – Class I
2005	0.80% to 2.90%	25,994,392	13.15 to 9.55	403,550,772	2.81%	1.85% to -0.30%
2004	0.80% to 2.85%	24,692,825	12.91 to 9.59	402,897,044	0.83%	0.00% to -2.06%
2003	0.80% to 2.45%	31,545,544	12.91 to 9.83	530,145,947	0.67%	-0.18% to -1.71%	(b)
2002	0.80% to 1.40%	41,511,317	12.93 to 26.43	755,818,167	1.22%	-0.21% to 0.40%
2001	0.80% to 1.40%	52,653,826	6.57 to 26.46	942,668,967	3.70%	-29.14% to 2.77%

Gartmore GVIT Nationwide® Fund – Class I
2005	0.80% to 1.40%	4,977,888	20.70 to 23.75	117,501,938	0.87%	6.58% to 5.94%
2004	0.80% to 1.40%	6,455,251	19.42 to 22.41	143,936,000	1.22%	8.87% to 8.22%
2003	0.80% to 1.40%	8,257,174	17.84 to 20.71	170,241,418	0.54%	26.49% to 25.73%
2002	0.80% to 1.40%	10,146,387	14.10 to 16.47	166,485,649	0.83%	-18.51% to -18.02%
2001	0.80% to 1.40%	13,185,196	17.20 to 20.22	265,553,730	0.72%	-13.06% to -12.53%

Tax qualified
2005	1.30%	1,654,420	97.71	161,661,582	0.87%	6.05%
2004	1.30%	1,922,412	92.14	177,133,737	1.22%	8.32%
2003	1.30%	2,184,289	85.06	185,796,420	0.54%	25.86%
2002	1.30%	2,441,029	67.59	164,977,267	0.83%	-18.43%
2001	1.30%	2,811,964	82.85	232,983,965	0.72%	-12.97%

Non-tax qualified
2005	1.30%	839,281	95.20	79,898,458	0.87%	6.05%
2004	1.30%	986,311	89.77	88,539,823	1.22%	8.32%
2003	1.30%	1,167,236	82.87	96,728,819	0.54%	25.86%
2002	1.30%	1,364,710	65.84	89,858,992	0.83%	-18.43%
2001	1.30%	1,664,242	80.72	134,339,234	0.72%	-12.97%

Gartmore GVIT Nationwide® Fund – Class II
2005	1.10% to 2.95%	1,503,114	15.12 to 13.16	22,317,067	0.68%	5.87% to 3.89%
2004	1.10% to 2.95%	618,825	14.29 to 12.67	8,749,904	1.25%	8.33% to 6.30%
2003	1.15% to 2.60%	241,206	13.18 to 13.01	3,168,470	0.12%	31.81% to 30.12%	(a) (b)

Gartmore GVIT Nationwide® Leaders Fund – Class III
2005	0.80% to 1.40%	335,241	13.49 to 13.20	4,438,380	1.75%	9.42% to 8.76%
2004	0.80% to 1.40%	109,158	12.33 to 12.13	1,327,655	0.41%	17.82% to 17.11%
2003	0.80% to 1.40%	112,472	10.47 to 10.36	1,167,054	0.19%	24.59% to 23.84%
2002	0.80% to 1.40%	140,893	8.37 to 8.40	1,179,449	1.10%	-16.33% to -15.99%	(a) (b)

Gartmore GVIT Small Cap Growth Fund – Class I
2005	0.80% to 1.40%	2,005,492	7.60 to 7.34	14,778,743	0.00%	7.23% to 6.58%
2004	0.80% to 1.40%	2,492,775	7.08 to 6.89	17,218,219	0.00%	12.51% to 11.83%
2003	0.80% to 1.40%	2,968,907	6.30 to 6.16	18,323,132	0.00%	33.19% to 32.39%
2002	0.80% to 1.40%	2,398,287	4.65 to 4.73	11,172,305	0.00%	-34.22% to -33.82%
2001	0.80% to 1.40%	2,774,965	7.07 to 7.14	19,637,744	0.00%	-12.10% to -11.56%

Gartmore GVIT Small Cap Growth Fund – Class II
2005	1.10% to 2.50%	833,849	16.47 to 15.81	13,450,257	0.00%	6.55% to 5.05%
2004	1.10% to 2.50%	638,942	15.45 to 15.05	9,662,816	0.00%	11.92% to 10.34%
2003	1.10% to 2.45%	253,671	13.81 to 13.64	3,438,415	0.00%	38.07% to 36.42%	(a) (b)

Gartmore GVIT Small Cap Value Fund – Class I
2005	0.80% to 1.40%	5,997,704	20.38 to 19.45	117,326,190	0.06%	2.25% to 1.63%
2004	0.80% to 1.40%	7,841,197	19.93 to 19.14	150,777,246	0.00%	16.36% to 15.66%
2003	0.80% to 1.40%	9,693,103	17.13 to 16.55	160,991,883	0.00%	55.60% to 54.66%
2002	0.80% to 1.40%	10,426,144	10.70 to 11.01	111,874,546	0.01%	-28.18% to -27.75%
2001	0.80% to 1.40%	15,189,321	14.90 to 15.23	226,764,114	0.04%	26.47% to 27.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Small Cap Value Fund – Class II
2005	0.95% to 2.50%	1,711,970	$13.70 to 18.96	$33,130,471	0.00%	1.81% to 0.22%
2004	0.95% to 2.70%	1,569,325	13.45 to 18.85	30,077,570	0.00%	15.89% to 13.84%
2003	0.95% to 2.70%	573,102	11.61 to 16.55	9,519,702	0.00%	16.09% to 65.55%	(a) (b)

Gartmore GVIT Small Company Fund – Class I
2005	0.80% to 1.40%	6,249,268	34.96 to 32.89	206,998,058	0.00%	11.42% to 10.75%
2004	0.80% to 1.40%	7,419,392	31.38 to 29.70	221,665,394	0.00%	18.07% to 17.36%
2003	0.80% to 1.40%	8,866,029	26.57 to 25.31	225,469,321	0.00%	39.89% to 39.04%
2002	0.80% to 1.40%	10,259,753	18.20 to 19.00	187,503,638	0.00%	-18.49% to -17.99%
2001	0.80% to 1.40%	12,511,847	22.33 to 23.16	280,313,474	0.10%	-8.02% to -7.46%

Gartmore GVIT Small Company Fund – Class II
2005	0.95% to 2.90%	3,282,029	14.47 to 16.65	61,689,901	0.00%	10.95% to 8.77%
2004	0.95% to 2.65%	2,079,601	13.04 to 16.79	35,465,182	0.00%	17.66% to 15.64%
2003	0.95% to 2.70%	652,337	11.08 to 14.51	9,493,737	0.00%	10.84% to 45.11%	(a) (b)

Gartmore GVIT Turner Growth Focus Fund – Class I
2003	0.80% to 1.40%	366,483	3.25 to 3.19	1,171,318	0.00%	49.76% to 48.85%
2002	0.80% to 1.40%	471,889	2.14 to 2.17	1,012,335	0.00%	-43.66% to -43.32%
2001	0.80% to 1.40%	1,136,075	3.80 to 3.83	4,320,795	0.00%	-39.89% to -39.52%

Gartmore GVIT Turner Growth Focus Fund – Class III
2003	0.80% to 1.40%	222,768	11.22 to 11.10	2,475,993	0.00%	49.27% to 48.37%
2002	0.80% to 1.40%	131,428	7.48 to 7.51	983,837	0.00%	-25.17% to -24.87%	(a) (b)

Gartmore GVIT U.S. Growth Leaders Fund – Class II
2005	1.10% to 2.95%	1,053,974	18.36 to 15.47	19,056,867	0.00%	10.47% to 8.41%
2004	1.10% to 2.95%	643,867	16.62 to 14.27	10,597,692	0.00%	10.87% to 8.79%
2003	1.10% to 2.50%	275,354	14.99 to 14.81	4,108,083	0.00%	49.94% to 48.08%	(a) (b)

Gartmore GVIT U.S. Growth Leaders Fund – Class III
2005	0.80% to 1.40%	651,383	15.37 to 15.03	9,813,069	0.00%	11.10% to 10.43%
2004	0.80% to 1.40%	652,165	13.83 to 13.61	8,890,581	0.00%	11.55% to 10.87%
2003	0.80% to 1.40%	994,663	12.40 to 12.28	12,223,231	0.00%	51.18% to 50.26%
2002	0.80% to 1.40%	38,325	8.17 to 8.20	313,433	0.00%	-18.29% to -17.96%	(a) (b)

Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I
2005	0.80% to 2.35%	4,431,813	13.67 to 11.25	54,176,221	4.11%	1.36% to -0.21%
2004	0.80% to 2.35%	3,294,635	13.48 to 11.28	40,671,999	5.14%	5.68% to 4.03%
2003	0.80% to 2.25%	2,474,699	12.76 to 10.85	29,929,422	5.67%	11.22% to 8.50%	(b)
2002	0.80% to 1.40%	1,720,805	11.29 to 11.47	19,448,829	6.23%	5.71% to 6.35%
2001	0.80% to 1.40%	1,227,820	10.68 to 10.79	13,121,043	6.75%	2.72% to 3.35%

Gartmore GVIT Van Kampen Value Fund – Class II
2005	0.80% to 3.00%	3,772,570	11.67 to 14.20	60,363,959	1.31%	3.12% to 0.84%
2004	0.80% to 3.00%	2,181,509	11.32 to 14.09	34,193,585	1.18%	13.17% to 13.57%	(a)
2003	1.10% to 2.50%	447,441	13.68 to 13.51	6,093,942	0.77%	36.80% to 35.10%	(a) (b)

Gartmore GVIT Worldwide Leaders Fund – Class III
2005	0.80% to 1.40%	219,580	13.75 to 13.62	2,992,804	0.44%	18.39% to 17.67%
2004	1.30% to 1.40%	19,645	11.58 to 11.57	227,435	0.00%	15.79% to 15.71%	(a) (b)

Janus AS – Balanced Portfolio – Service Shares
2005	0.95% to 2.55%	889,457	12.16 to 12.65	11,543,065	1.93%	6.64% to 4.92%
2004	0.95% to 2.55%	965,605	11.40 to 12.06	11,838,785	2.75%	7.26% to 5.53%
2003	1.10% to 2.55%	546,262	11.57 to 11.42	6,279,309	1.86%	15.72% to 14.23%	(a) (b)

Janus AS – Forty Portfolio – Service Shares
2005	0.80% to 2.80%	4,486,139	7.95 to 14.49	39,249,662	0.01%	11.66% to 9.41%
2004	0.80% to 2.80%	5,056,803	7.12 to 13.24	38,894,723	0.02%	17.02% to 14.67%
2003	0.80% to 2.80%	5,884,690	6.09 to 11.55	37,329,405	0.23%	19.27% to 15.50%	(b)
2002	0.80% to 1.40%	6,806,637	5.02 to 5.10	34,232,639	0.28%	-17.11% to -16.60%
2001	0.80% to 1.40%	9,548,813	6.06 to 6.12	57,892,929	0.88%	-22.93% to -22.40%

Janus AS – Global Technology Portfolio – Service II Shares
2005	0.80% to 1.40%	465,574	11.48 to 11.22	5,242,415	0.00%	10.44% to 9.77%
2004	0.80% to 1.40%	608,518	10.39 to 10.22	6,234,982	0.00%	0.03% to -0.58%
2003	0.80% to 1.40%	646,612	10.39 to 10.28	6,657,474	0.00%	45.96% to 45.08%
2002	0.80% to 1.40%	330,773	7.09 to 7.12	2,345,727	0.00%	-29.12% to -28.83%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Janus AS – Global Technology Portfolio – Service Shares
2005	0.80% to 1.40%	1,331,430	$ 3.94 to 3.81	$ 5,087,677	0.00%	10.66% to 9.99%
2004	0.80% to 1.40%	1,940,791	3.56 to 3.46	6,737,842	0.00%	-0.24% to -0.84%
2003	0.80% to 1.40%	2,607,410	3.57 to 3.49	9,122,989	0.00%	45.30% to 44.43%
2002	0.80% to 1.40%	3,550,055	2.42 to 2.46	8,594,761	0.00%	-41.76% to -41.41%
2001	0.80% to 1.40%	7,619,692	4.15 to 4.19	31,652,697	0.55%	-38.20% to -37.82%

Janus AS – International Growth Portfolio – Service II Shares
2005	0.80% to 2.20%	1,666,749	15.99 to 14.63	25,822,972	1.10%	30.96% to 29.12%
2004	0.80% to 2.20%	995,810	12.21 to 11.33	11,887,853	0.91%	17.76% to 13.29%	(b)
2003	0.80% to 1.40%	739,921	10.37 to 10.26	7,601,917	1.03%	33.47% to 32.66%
2002	0.80% to 1.40%	646,682	7.74 to 7.77	5,004,178	0.39%	-22.65% to -22.33%	(a) (b)

Janus AS – International Growth Portfolio – Service Shares
2005	0.80% to 2.45%	1,379,274	9.10 to 21.28	14,034,749	0.98%	30.89% to 28.72%
2004	0.80% to 2.45%	1,822,897	6.95 to 16.53	14,029,437	0.77%	17.74% to 15.78%
2003	0.80% to 2.15%	2,390,414	5.90 to 14.32	15,852,117	0.84%	33.46% to 43.16%	(b)
2002	0.80% to 1.40%	3,173,860	4.35 to 4.42	13,840,520	0.54%	-26.80% to -26.35%
2001	0.80% to 1.40%	5,559,505	5.95 to 6.01	33,096,406	0.73%	-24.51% to -24.05%

Janus AS – Risk-Managed Core Portfolio – Service Shares
2005	0.95% to 2.50%	177,552	14.26 to 14.98	2,697,907	1.32%	9.86% to 8.15%
2004	0.95% to 2.70%	141,265	12.98 to 13.81	1,972,978	2.26%	16.35% to 14.29%
2003	1.15% to 2.70%	40,586	12.21 to 12.08	493,558	0.14%	22.08% to 20.80%	(a) (b)

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2005	0.80% to 1.40%	2,326,240	12.38 to 12.25	28,535,450	0.22%	8.34% to 7.69%
2004	0.80% to 1.40%	837,806	11.42 to 11.38	9,536,123	0.00%	14.23% to 13.78%	(a) (b)

MFS® VIT – Investors Growth Stock Series – Service Class
2005	0.95% to 3.15%	1,866,912	11.61 to 12.08	25,659,631	0.14%	3.24% to 0.95%
2004	1.10% to 3.15%	1,330,865	13.65 to 11.97	17,804,034	0.00%	7.79% to 5.55%
2003	1.15% to 2.80%	430,072	12.66 to 11.36	5,365,390	0.00%	26.62% to 13.64%	(a) (b)

MFS® VIT – Value Series – Service Class
2005	1.10% to 3.15%	1,732,243	15.74 to 13.86	26,565,220	0.77%	5.30% to 3.12%
2004	1.10% to 3.15%	871,754	14.94 to 13.44	12,731,984	0.38%	13.56% to 11.21%
2003	1.10% to 2.75%	318,844	13.16 to 12.12	4,095,704	0.01%	31.60% to 21.20%	(a) (b)

MTB Group of Funds – Aggressive Growth II
2005	1.35% to 1.75%	11,254	10.72 to 10.69	120,559	1.08%	7.21% to 6.92%	(a) (b)

MTB Group of Funds – Conservative Growth II
2005	1.25% to 1.75%	3,652	10.24 to 10.20	37,354	3.18%	2.39% to 2.04%	(a) (b)

MTB Group of Funds – Large Cap Growth Fund II
2005	1.15% to 2.35%	87,319	10.53 to 10.32	928,731	0.45%	0.85% to -0.37%
2004	1.15% to 2.35%	58,138	10.44 to 10.36	611,643	0.75%	4.37% to 3.58%	(a) (b)

MTB Group of Funds – Large Cap Value Fund II
2005	1.15% to 2.35%	82,930	12.33 to 12.09	1,038,567	0.97%	9.02% to 7.70%
2004	1.15% to 2.35%	50,546	11.31 to 11.23	579,510	1.08%	13.12% to 12.26%	(a) (b)

MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares
2005	1.15% to 2.60%	659,109	11.07 to 10.81	7,392,704	1.78%	2.80% to 1.30%
2004	1.15% to 2.35%	396,790	10.77 to 10.68	4,342,283	1.60%	7.65% to 6.84%	(a) (b)

Neuberger Berman AMT – Fasciano Portfolio – S Class
2005	0.95% to 2.50%	361,496	12.43 to 14.71	5,431,443	0.00%	1.92% to 0.33%
2004	1.05% to 2.50%	257,470	12.18 to 14.66	3,819,533	0.00%	10.70% to 9.08%
2003	1.15% to 2.70%	102,949	13.60 to 13.41	1,391,900	0.00%	36.01% to 34.14%	(a) (b)

Neuberger Berman AMT – Growth Portfolio® – I Class
2005	0.80% to 1.40%	4,407,773	16.58 to 19.22	155,259,354	0.00%	12.59% to 11.91%
2004	0.80% to 1.40%	5,418,656	14.72 to 17.18	167,323,055	0.00%	15.67% to 14.97%
2003	0.80% to 1.40%	6,552,886	12.73 to 14.94	172,620,548	0.00%	30.35% to 29.56%
2002	0.80% to 1.40%	7,698,064	9.76 to 26.11	153,833,660	0.00%	-32.13% to -31.72%
2001	0.80% to 1.40%	10,799,050	14.30 to 38.43	306,052,926	0.00%	-31.34% to -30.92%

Neuberger Berman AMT – Guardian Portfolio – I Class
2005	0.80% to 1.40%	1,777,747	12.26 to 11.71	20,912,861	0.14%	7.53% to 6.88%
2004	0.80% to 1.40%	2,342,770	11.40 to 10.95	25,763,450	0.11%	14.89% to 14.19%
2003	0.80% to 1.40%	2,668,163	9.93 to 9.59	25,677,371	0.81%	30.71% to 29.92%
2002	0.80% to 1.40%	3,171,959	7.38 to 7.59	23,476,909	0.85%	-27.48% to -27.04%
2001	0.80% to 1.40%	4,484,103	10.18 to 10.41	45,734,504	0.60%	-2.90% to -2.30%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – International Portfolio – S Class
2005	1.10% to 2.90%	816,611	$11.66 to 11.52	$9,478,809	0.19%	16.64% to 15.23%	(a) (b)

Neuberger Berman AMT – Limited Maturity Bond Portfolio® – I Class
2005	0.80% to 2.75%	8,471,408	14.20 to 9.59	116,762,312	2.78%	0.63% to -1.34%
2004	0.80% to 2.75%	8,511,968	14.11 to 9.72	125,688,679	3.65%	-0.03% to -1.99%
2003	0.80% to 2.60%	7,936,054	14.11 to 10.21	129,353,531	4.54%	1.60% to -0.34%	(b)
2002	0.80% to 1.40%	8,258,426	13.89 to 21.48	142,681,972	4.63%	3.86% to 4.50%
2001	0.80% to 1.40%	8,080,794	13.29 to 20.66	132,414,159	5.72%	7.25% to 7.91%

Neuberger Berman AMT – Mid Cap Growth Portfolio® – S Class
2005	0.95% to 2.80%	497,419	13.72 to 15.43	7,966,901	0.00%	12.35% to 10.26%
2004	0.95% to 2.80%	543,076	12.22 to 13.99	7,797,293	0.00%	14.93% to 12.79%
2003	1.15% to 2.80%	425,358	12.62 to 12.41	5,345,674	0.00%	26.19% to 24.08%

Neuberger Berman AMT – Partners Portfolio® – I Class
2005	0.80% to 1.40%	7,134,701	26.14 to 31.36	225,087,003	0.95%	17.10% to 16.40%
2004	0.80% to 1.40%	7,656,207	22.32 to 26.94	207,292,280	0.01%	18.02% to 17.31%
2003	0.80% to 1.40%	9,238,599	18.91 to 22.97	213,058,281	0.00%	34.01% to 33.20%
2002	0.80% to 1.40%	10,763,542	14.11 to 17.39	186,221,915	0.57%	-25.21% to -24.75%
2001	0.80% to 1.40%	13,271,405	18.75 to 23.23	306,818,501	0.40%	-4.20% to -3.61%

Neuberger Berman AMT – Regency Portfolio® – S Class
2005	1.10% to 2.70%	345,932	11.58 to 11.45	3,990,761	0.00%	15.77% to 14.53%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class
2005	0.80% to 3.00%	2,318,131	12.00 to 13.81	33,095,968	0.00%	6.00% to 3.66%
2004	0.95% to 3.00%	851,027	12.45 to 13.32	11,561,669	0.00%	12.20% to 9.88%
2003	1.10% to 2.15%	87,804	12.28 to 12.20	1,075,366	0.00%	22.84% to 21.97%	(a) (b)

Oppenheimer Aggressive Growth Fund/VA – Initial Class
2005	0.80% to 1.40%	4,765,383	6.27 to 6.06	28,985,432	0.00%	11.43% to 10.76%
2004	0.80% to 1.40%	5,103,889	5.63 to 5.47	28,008,620	0.00%	18.82% to 18.10%
2003	0.80% to 1.40%	4,845,750	4.74 to 4.63	22,499,732	0.00%	24.59% to 23.83%
2002	0.80% to 1.40%	4,980,792	3.74 to 3.80	18,660,610	0.67%	-28.80% to -28.37%
2001	0.80% to 1.40%	6,975,880	5.25 to 5.31	36,678,338	0.85%	-32.24% to -31.82%

Oppenheimer Balanced Fund/VA – Initial Class
2005	0.80% to 1.40%	5,647,775	21.38 to 22.98	155,150,510	1.80%	3.06% to 2.44%
2004	0.80% to 1.40%	6,601,220	20.75 to 22.43	175,416,139	1.04%	9.22% to 8.56%
2003	0.80% to 1.40%	7,605,940	19.00 to 20.66	184,623,097	2.85%	23.96% to 23.21%
2002	0.80% to 1.40%	8,670,954	15.33 to 22.73	169,953,878	3.70%	-11.66% to -11.12%
2001	0.80% to 1.40%	11,167,226	17.24 to 25.70	245,234,141	3.91%	0.78% to 1.40%

Oppenheimer Bond Fund/VA – Initial Class
2005	0.80% to 1.40%	6,433,177	16.48 to 16.93	135,323,164	5.43%	1.77% to 1.15%
2004	0.80% to 1.40%	8,037,160	16.19 to 16.74	165,175,386	4.84%	4.65% to 4.02%
2003	0.80% to 1.40%	10,449,202	15.47 to 16.09	203,238,653	6.01%	5.93% to 5.28%
2002	0.80% to 1.40%	13,606,303	14.61 to 23.00	247,141,316	7.33%	7.55% to 8.21%
2001	0.80% to 1.40%	15,690,317	13.50 to 21.36	263,233,422	7.50%	6.27% to 6.92%

Oppenheimer Capital Appreciation Fund/VA – Initial Class
2005	0.80% to 1.40%	7,865,933	16.16 to 15.36	121,515,526	0.95%	4.26% to 3.63%
2004	0.80% to 1.40%	10,200,109	15.50 to 14.82	151,901,981	0.31%	6.08% to 5.44%
2003	0.80% to 1.40%	11,344,613	14.62 to 14.05	160,093,105	0.40%	29.90% to 29.11%
2002	0.80% to 1.40%	12,583,296	10.88 to 11.25	137,424,259	0.64%	-27.88% to -27.44%
2001	0.80% to 1.40%	16,326,806	15.09 to 15.51	247,044,846	0.65%	-13.81% to -13.28%

Oppenheimer Capital Appreciation Fund/VA – Service Class
2005	0.95% to 2.90%	4,173,108	11.99 to 12.85	61,055,416	0.66%	3.87% to 1.83%
2004	0.95% to 2.75%	3,161,586	11.54 to 12.65	44,803,436	0.18%	5.60% to 3.68%
2003	1.10% to 2.70%	1,061,170	13.70 to 13.51	14,365,108	0.00%	37.02% to 35.08%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2005	0.80% to 1.40%	5,308,749	19.15 to 18.84	100,226,186	0.96%	13.43% to 12.74%
2004	0.80% to 1.40%	4,802,654	16.88 to 16.71	80,353,321	1.07%	18.24% to 17.53%
2003	0.80% to 1.40%	3,077,238	14.28 to 14.22	43,773,740	0.00%	42.77% to 42.19%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 4
2005	0.95% to 2.50%	5,674,152	13.07 to 12.73	73,470,008	0.64%	12.97% to 11.20%
2004	0.95% to 2.70%	2,505,064	11.57 to 11.43	28,879,946	0.00%	15.69% to 14.33%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Global Securities Fund/VA – Initial Class
2005	0.80% to 1.40%	8,956,758	$34.04 to 33.28	$315,862,240	1.04%	13.40% to 12.71%
2004	0.80% to 1.40%	11,400,256	30.02 to 29.53	355,783,572	1.28%	18.21% to 17.50%
2003	0.80% to 1.40%	14,615,943	25.40 to 25.13	387,057,516	0.78%	41.88% to 41.02%
2002	0.80% to 1.40%	19,239,592	17.82 to 19.54	360,616,517	0.58%	-23.23% to -22.76%
2001	0.80% to 1.40%	23,483,483	23.17 to 25.43	571,268,506	0.72%	-13.28% to -12.75%

Oppenheimer Global Securities Fund/VA – Service Class
2005	0.95% to 2.30%	1,118,144	15.72 to 19.46	22,094,897	0.85%	12.98% to 11.44%
2004	0.95% to 2.30%	1,316,404	13.91 to 17.46	23,100,094	1.49%	17.75% to 16.15%
2003	1.10% to 2.30%	1,143,121	15.19 to 15.03	17,208,692	0.00%	51.92% to 50.31%	(a) (b)

Oppenheimer High Income Fund/VA – Service Class
2005	0.95% to 2.45%	3,038,153	11.66 to 12.67	39,502,363	5.82%	1.04% to -0.49%
2004	0.95% to 2.35%	2,601,130	11.54 to 13.18	33,693,872	4.57%	7.70% to 6.24%
2003	0.95% to 2.70%	1,175,216	10.72 to 11.97	14,186,550	0.00%	7.17% to 19.74%	(a) (b)

Oppenheimer Main Street Fund® /VA – Initial Class
2005	0.80% to 1.40%	3,231,392	9.28 to 8.96	29,087,134	1.38%	5.13% to 4.50%
2004	0.80% to 1.40%	3,830,214	8.83 to 8.58	32,960,291	0.87%	8.58% to 7.93%
2003	0.80% to 1.40%	4,118,904	8.13 to 7.95	32,811,064	0.85%	25.71% to 24.95%
2002	0.80% to 1.40%	3,496,934	6.36 to 6.47	22,280,163	0.75%	-19.94% to -19.45%
2001	0.80% to 1.40%	2,949,192	7.95 to 8.03	23,454,073	0.48%	-11.43% to -10.88%

Oppenheimer Main Street Fund® /VA – Service Class
2005	0.95% to 2.95%	3,831,295	12.56 to 13.01	55,729,762	0.95%	4.74% to 2.63%
2004	0.95% to 2.85%	2,371,195	11.99 to 12.70	33,173,754	0.49%	8.11% to 6.04%
2003	1.10% to 2.80%	783,827	13.16 to 11.98	10,229,287	0.00%	31.60% to 19.83%	(a) (b)

Oppenheimer Main Street Small Cap Fund® /VA – Service Class
2005	0.95% to 2.90%	1,105,896	14.45 to 16.74	21,104,247	0.00%	8.68% to 6.54%
2004	0.95% to 2.70%	731,026	13.29 to 17.34	12,914,027	0.00%	18.05% to 15.96%
2003	0.95% to 2.65%	272,097	11.26 to 14.96	4,089,001	0.00%	12.62% to 49.59%	(a) (b)

Pioneer Small Cap Value II VCT Portfolio – Class I
2005	0.95% to 1.05%	80,124	15.46 to 15.43	1,237,644	0.48%	13.86% to 13.74%
2004	0.95% to 1.05%	38,238	13.58 to 13.56	519,026	0.00%	21.15% to 21.02%
2003	0.95%	2,627	11.21	29,448	0.60%	12.10%	(a) (b)

Putnam VT Growth & Income Fund – IB Shares
2005	0.95% to 2.80%	644,011	12.87 to 13.47	8,937,063	1.64%	4.23% to 2.29%
2004	1.05% to 2.80%	491,760	12.33 to 13.17	6,602,053	0.90%	9.94% to 8.00%
2003	1.15% to 2.50%	131,535	12.33 to 12.22	1,615,235	0.00%	23.30% to 22.17%	(a) (b)

Putnam VT International Equity Fund – IB Shares
2005	1.15% to 2.65%	92,906	16.18 to 15.53	1,485,977	1.49%	10.91% to 9.23%
2004	1.15% to 2.65%	126,817	14.59 to 14.22	1,836,698	2.11%	14.86% to 13.12%
2003	0.95% to 2.40%	186,001	11.65 to 12.59	2,324,072	0.00%	16.55% to 25.93%	(a) (b)

Putnam VT Voyager II Fund – IB Shares
2005	0.95% to 2.80%	276,236	11.69 to 12.20	3,456,648	0.71%	4.69% to 2.74%
2004	1.10% to 2.80%	261,001	12.22 to 11.87	3,144,631	0.17%	3.88% to 2.09%
2003	1.15% to 2.80%	101,667	11.76 to 11.63	1,179,509	0.00%	17.63% to 16.31%	(a) (b)

Strong VIF – Strong International Stock Fund II
2003	1.30%	2	1.04	2	2.56%	-81.09%
2002	0.80% to 1.40%	2,668,379	5.45 to 5.66	14,603,968	3.33%	-27.57% to -27.13%
2001	0.80% to 1.40%	3,252,169	7.53 to 7.77	24,558,447	0.00%	-23.24% to -22.77%

T. Rowe Price Blue Chip Growth Portfolio – II
2005	1.10% to 2.90%	596,546	11.23 to 11.10	6,676,122	0.19%	12.32% to 10.96%	(a) (b)

T. Rowe Price Equity Income Portfolio – II
2005	1.10% to 2.80%	1,288,795	10.56 to 10.44	13,568,484	1.31%	5.59% to 4.39%	(a) (b)

T. Rowe Price Limited Term Bond Fund – II
2005	1.10% to 2.70%	297,273	10.05 to 9.95	2,977,178	2.51%	0.54% to -0.54%	(a) (b)

Van Eck WIT – Worldwide Bond Fund – Class R1
2005	0.80% to 1.40%	653,908	10.80 to 10.69	6,998,382	6.56%	-3.89% to -4.47%
2004	0.80% to 1.40%	494,491	11.24 to 11.19	5,536,020	0.00%	12.37% to 11.92%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	0.80% to 1.40%	1,440,459	$ 14.98 to 15.99	$ 26,984,368	7.64%	-3.81% to -4.39%
2004	0.80% to 1.40%	1,831,299	15.57 to 16.72	35,793,497	9.55%	8.28% to 7.62%
2003	0.80% to 1.40%	2,862,991	14.38 to 15.54	51,489,785	2.03%	17.22% to 16.51%
2002	0.80% to 1.40%	4,136,893	12.27 to 16.90	62,492,689	0.00%	19.95% to 20.68%
2001	0.80% to 1.40%	2,997,727	10.17 to 14.07	37,681,153	4.50%	-6.43% to -5.86%

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1
2005	0.80% to 1.40%	877,819	16.56 to 16.40	14,412,087	0.59%	30.81% to 30.02%
2004	0.80% to 1.40%	513,201	12.66 to 12.61	6,474,361	0.00%	26.61% to 26.10%	(a) (b)

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.80% to 1.40%	2,663,102	15.53 to 14.70	39,392,769	0.84%	30.94% to 30.15%
2004	0.80% to 1.40%	3,491,296	11.86 to 11.29	39,648,217	0.64%	24.88% to 24.13%
2003	0.80% to 1.40%	5,585,517	9.50 to 9.01	51,038,448	0.10%	52.96% to 52.03%
2002	0.80% to 1.40%	5,964,059	5.98 to 6.21	35,821,395	0.25%	-4.26% to -3.68%
2001	0.80% to 1.40%	6,836,908	6.25 to 6.44	42,859,924	0.00%	-3.19% to -2.60%

Van Eck WIT – Worldwide Hard Assets Fund – Class R1
2005	0.80% to 1.40%	1,551,985	18.83 to 18.64	28,960,958	0.19%	50.41% to 49.50%
2004	0.80% to 1.40%	746,021	12.52 to 12.47	9,304,789	0.00%	25.17% to 24.67%	(a) (b)

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.80% to 1.40%	1,699,058	26.17 to 25.51	49,998,755	0.35%	50.46% to 49.56%
2004	0.80% to 1.40%	2,157,026	17.39 to 17.05	42,204,825	0.43%	23.24% to 22.49%
2003	0.80% to 1.40%	3,205,129	14.14 to 13.95	50,839,940	0.41%	43.92% to 43.05%
2002	0.80% to 1.40%	3,463,167	9.75 to 11.96	38,122,503	0.82%	-4.19% to -3.61%
2001	0.80% to 1.40%	3,093,490	10.18 to 12.47	35,847,578	1.21%	-11.71% to -11.17%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2005	0.95% to 2.90%	1,959,026	10.85 to 10.22	20,680,370	2.78%	2.95% to 0.93%
2004	1.10% to 2.85%	797,097	10.44 to 10.13	8,251,586	3.48%	2.93% to 1.12%
2003	1.15% to 2.60%	147,979	10.14 to 10.04	1,495,211	0.01%	1.37% to 0.38%	(a) (b)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.80% to 1.40%	725,492	18.08 to 17.18	12,534,982	7.55%	11.36% to 10.68%
2004	0.80% to 1.40%	992,232	16.24 to 15.52	15,474,285	6.82%	9.18% to 8.52%
2003	0.80% to 1.40%	1,706,650	14.87 to 14.30	24,503,530	0.00%	26.84% to 26.08%
2002	0.80% to 1.40%	1,362,649	11.34 to 11.72	15,504,147	8.08%	7.69% to 8.35%
2001	0.80% to 1.40%	945,006	10.53 to 10.82	9,974,855	8.46%	8.55% to 9.21%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class II
2005	1.10% to 2.45%	171,015	15.26 to 14.64	2,577,975	7.16%	10.91% to 9.40%
2004	0.95% to 2.45%	246,266	11.80 to 13.38	3,341,560	8.89%	9.03% to 7.38%
2003	1.10% to 2.65%	217,082	12.64 to 12.44	2,731,124	0.00%	26.36% to 24.38%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.80% to 1.40%	4,368,496	43.68 to 41.74	183,618,271	1.20%	16.12% to 15.42%
2004	0.80% to 1.40%	5,160,818	37.62 to 36.16	187,725,450	1.47%	35.30% to 34.49%
2003	0.80% to 1.40%	5,597,622	27.80 to 26.89	151,232,148	0.00%	36.41% to 35.59%
2002	0.80% to 1.40%	6,388,968	19.83 to 20.38	127,217,556	3.13%	-2.18% to -1.58%
2001	0.80% to 1.40%	6,412,848	20.27 to 20.71	130,424,768	3.79%	8.30% to 8.96%

Van Kampen UIF – U.S. Real Estate Portfolio – Class II
2005	0.95% to 2.70%	3,310,194	17.37 to 20.07	68,799,980	1.14%	15.65% to 13.61%
2004	0.95% to 2.75%	2,479,086	15.02 to 17.65	44,807,033	1.33%	34.78% to 32.33%
2003	0.95% to 2.70%	801,715	11.14 to 13.35	10,824,041	0.00%	11.44% to 33.46%	(a)

Victory VIF – Diversified Stock Fund Class A Shares
2005	1.15% to 2.10%	64,852	13.30 to 13.00	859,735	0.07%	7.50% to 6.47%
2004	1.15% to 2.00%	40,476	12.37 to 12.23	502,687	0.97%	8.40% to 7.47%
2003	1.25% to 1.70%	1,741	11.41 to 12.90	21,716	0.27%	14.11% to 13.95%	(a) (b)

Wells Fargo Advantage Variable Trust Discovery Fund
2005	0.80% to 1.40%	2,486,339	20.42 to 24.66	70,294,123	0.00%	7.41% to 6.76%
2004	0.80% to 1.40%	3,008,430	19.01 to 23.10	79,265,637	0.00%	14.79% to 14.10%
2003	0.80% to 1.40%	3,528,905	16.56 to 20.24	81,166,340	0.00%	38.31% to 37.48%
2002	0.80% to 1.40%	4,412,647	11.97 to 17.90	73,328,599	0.00%	-13.25% to -12.72%
2001	0.80% to 1.40%	5,530,289	13.72 to 20.61	105,645,293	0.71%	2.62% to 3.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Wells Fargo Advantage Variable Trust Opportunity Fund
2005	0.80% to 1.40%	8,710,393	$ 29.12 to 34.39	$373,720,329	0.00%	7.02% to 6.38%
2004	0.80% to 1.40%	10,844,850	27.21 to 32.33	434,154,524	0.00%	17.27% to 16.57%
2003	0.80% to 1.40%	13,018,344	23.20 to 27.74	444,110,406	0.07%	35.91% to 35.09%
2002	0.80% to 1.40%	16,110,284	17.07 to 28.12	403,963,377	0.34%	-27.84% to -27.40%
2001	0.80% to 1.40%	20,735,773	23.51 to 38.94	714,099,312	0.58%	-5.06% to -4.48%

Wells Fargo Variable Trust – Large Company Growth Fund
2005	1.40% to 2.20%	13,234	10.50 to 10.40	137,863	0.18%	4.22% to 3.38%
2004	2.10%	2,297	10.06	23,117	0.00%	0.64%	(a) (b)

Wells Fargo Variable Trust – Money Market Fund
2005	1.40%	1,058	10.11	10,698	34.36%	1.11%

Wells Fargo Variable Trust – Total Return Bond Fund
2005	1.15%	2,116	10.12	21,419	0.49%	0.73%

2005 Reserves for annuity contracts in payout phase:				9,694,221

2005 Contract owners’ equity				$13,950,161,968

2004 Reserves for annuity contracts in payout phase:				9,554,595

2004 Contract owners’ equity				$12,749,242,735

2003 Reserves for annuity contracts in payout phase:				10,819,827

2003 Contract owners’ equity				$11,391,384,498

2002 Reserves for annuity contracts in payout phase:				10,470,739

2002 Contract owners’ equity				$9,986,015,760

2001 Reserves for annuity contracts in payout phase:				16,323,563

2001 Contract owners’ equity				$14,643,768,219

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company